UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Allocation Fund

August 31, 2013

Global Allocation - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 80.9%

INTERNATIONAL EQUITY FUNDS — 35.6%
Emerging Markets Fund Institutional Class	465,208	3,749,575
Global Gold Fund Institutional Class	161,720	1,854,930
Global Real Estate Fund Institutional Class	682,126	7,107,753
International Growth Fund Institutional Class	1,077,222	13,163,658

		25,875,916

DOMESTIC EQUITY FUNDS — 19.4%
Core Equity Plus Fund Institutional Class	350,577	4,655,662
Heritage Fund Institutional Class	36,599	988,172
Large Company Value Fund Institutional Class	236,097	1,728,227
Mid Cap Value Fund Institutional Class	63,281	954,911
Select Fund Institutional Class	65,547	3,224,932
Small Company Fund Institutional Class	234,180	2,536,165

		14,088,069

DOMESTIC FIXED INCOME FUNDS — 13.0%
Diversified Bond Fund Institutional Class	542,798	5,764,518
High-Yield Fund Institutional Class	604,507	3,699,581

		9,464,099

INTERNATIONAL FIXED INCOME FUNDS — 12.9%
International Bond Fund Institutional Class	690,330	9,416,095

TOTAL MUTUAL FUNDS (Cost $57,289,881)		58,844,179

EXCHANGE-TRADED FUNDS — 13.2%

iShares S&P GSCI Commodity Indexed Trust (2)	173,606	5,824,481
PowerShares DB Agriculture Fund (2)	77,484	1,943,299
SPDR Gold Shares(2)	6,672	898,185
Sprott Physical Gold Trust (2)	76,670	897,798
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,854,070)		9,563,763

TEMPORARY CASH INVESTMENTS — 6.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $423,226), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $414,988)		414,988
Repurchase Agreement, Credit Suisse First Boston, Inc, (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $2,548,783), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $2,489,931)		2,489,928
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $1,270,992), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $1,244,965)		1,244,964
SSgA U.S. Government Money Market Fund	370,288	370,288

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,520,168)		4,520,168

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $71,664,119)	72,928,110

OTHER ASSETS AND LIABILITIES — (0.3)%	(220,499)

TOTAL NET ASSETS — 100.0%	$72,707,611

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	50,000	USD	45,575	Westpac Group	9/17/13	(1,110)
AUD	20,000	USD	19,099	Westpac Group	9/17/13	(1,313)
USD	49,138	AUD	55,000	HSBC Holdings plc	9/17/13	227
USD	18,766	AUD	20,000	Westpac Group	9/17/13	980
BRL	22,712	USD	10,000	Barclays Bank plc	9/17/13	(510)
USD	15,000	BRL	36,227	Barclays Bank plc	9/17/13	(137)
USD	10,000	BRL	23,696	Barclays Bank plc	9/17/13	99
USD	10,000	BRL	24,164	Barclays Bank plc	9/17/13	(97)
USD	9,097	BRL	20,000	Barclays Bank plc	9/17/13	740
USD	1,185	BRL	2,725	Barclays Bank plc	9/17/13	46
CAD	21,218	USD	20,000	Westpac Group	9/17/13	137
USD	1,157	CAD	1,219	Deutsche Bank	9/17/13	—
USD	19,578	CAD	20,000	HSBC Holdings plc	9/17/13	596
USD	15,000	CAD	15,778	Westpac Group	9/17/13	26
CHF	9,248	USD	10,000	Barclays Bank plc	9/17/13	(60)
CHF	13,982	USD	15,000	Westpac Group	9/17/13	29
CLP	10,188,000	USD	20,000	Barclays Bank plc	9/17/13	(78)
CLP	7,587,600	USD	15,000	Barclays Bank plc	9/17/13	(163)
CLP	5,077,300	USD	10,000	Barclays Bank plc	9/17/13	(72)
USD	20,000	CLP	10,216,000	Barclays Bank plc	9/17/13	23
USD	18,037	CLP	9,000,002	Barclays Bank plc	9/17/13	438
USD	15,000	CLP	7,762,500	Barclays Bank plc	9/17/13	(179)
USD	10,000	CLP	5,188,000	Barclays Bank plc	9/17/13	(145)
CNY	200,000	USD	32,448	HSBC Holdings plc	9/17/13	129
COP	84,802,500	USD	45,000	Barclays Bank plc	9/17/13	(1,180)
COP	47,350,000	USD	25,000	Barclays Bank plc	9/17/13	(533)
COP	37,760,000	USD	20,000	Barclays Bank plc	9/17/13	(488)
COP	34,759,244	USD	18,178	Barclays Bank plc	9/17/13	(217)
COP	19,078,000	USD	10,000	Barclays Bank plc	9/17/13	(142)
USD	80,000	COP	154,480,000	Barclays Bank plc	9/17/13	176
USD	20,000	COP	38,100,000	Barclays Bank plc	9/17/13	313
USD	18,402	COP	34,999,995	Barclays Bank plc	9/17/13	316
USD	10,000	COP	19,200,000	Barclays Bank plc	9/17/13	79
CZK	385,972	USD	20,000	Deutsche Bank	9/17/13	(180)
EUR	10,000	USD	13,280	Barclays Bank plc	9/17/13	(63)
EUR	10,000	USD	13,368	Barclays Bank plc	9/17/13	(151)
GBP	5,000	USD	7,754	Westpac Group	9/17/13	(6)
HUF	3,207,825	USD	14,252	Deutsche Bank	9/17/13	(193)
HUF	4,633,224	USD	20,000	Westpac Group	9/17/13	306
USD	60,000	HUF	13,582,458	Deutsche Bank	9/17/13	471
USD	13,857	HUF	3,199,999	Deutsche Bank	9/17/13	(168)
USD	13,826	HUF	3,200,001	Deutsche Bank	9/17/13	(198)
IDR	103,040,000	USD	10,000	Barclays Bank plc	9/17/13	(757)
IDR	110,000,033	USD	10,379	Westpac Group	9/17/13	(512)

IDR	220,000,011	USD	21,322	UBS AG	9/18/13	(1,617)
USD	40,000	IDR	441,690,000	Westpac Group	9/17/13	378
USD	15,000	IDR	168,673,500	Westpac Group	9/17/13	(131)
USD	10,000	IDR	111,960,000	Westpac Group	9/17/13	(44)
ILS	35,713	USD	10,000	UBS AG	9/17/13	(170)
USD	15,000	ILS	53,927	UBS AG	9/17/13	156
INR	1,806,810	USD	30,000	UBS AG	9/17/13	(2,908)
INR	1,211,600	USD	20,000	UBS AG	9/17/13	(1,833)
INR	901,845	USD	15,000	UBS AG	9/17/13	(1,477)
INR	1,200,000	USD	20,394	Westpac Group	9/17/13	(2,401)
USD	20,000	INR	1,235,620	Barclays Bank plc	9/17/13	1,473
USD	11,561	INR	740,251	Barclays Bank plc	9/17/13	461
USD	15,000	INR	978,026	UBS AG	9/17/13	335
USD	25,000	INR	1,543,733	Westpac Group	9/17/13	1,853
USD	10,000	INR	639,810	Westpac Group	9/17/13	406
USD	26,972	INR	1,600,000	UBS AG	9/18/13	2,999
KRW	28,225,000	USD	25,000	HSBC Holdings plc	9/17/13	405
KRW	16,761,000	USD	15,000	HSBC Holdings plc	9/17/13	86
KRW	13,851,052	USD	12,323	HSBC Holdings plc	9/17/13	144
KRW	13,522,071	USD	11,912	HSBC Holdings plc	9/17/13	259
KRW	22,252,000	USD	20,000	Westpac Group	9/17/13	29
USD	23,804	KRW	27,000,005	HSBC Holdings plc	9/17/13	(498)
USD	15,000	KRW	17,158,200	HSBC Holdings plc	9/17/13	(444)
USD	10,000	KRW	11,441,000	HSBC Holdings plc	9/17/13	(298)
MXN	130,594	USD	10,000	Barclays Bank plc	9/17/13	(237)
USD	50,000	MXN	668,358	Barclays Bank plc	9/17/13	37
USD	10,000	MXN	132,560	Barclays Bank plc	9/17/13	90
USD	9,642	MXN	130,000	Barclays Bank plc	9/17/13	(76)
USD	448	MXN	5,818	Barclays Bank plc	9/17/13	13
MYR	32,034	USD	10,000	Westpac Group	9/17/13	(287)
MYR	31,833	USD	10,000	Westpac Group	9/17/13	(348)
MYR	31,782	USD	10,000	Westpac Group	9/17/13	(363)
USD	15,480	MYR	50,000	Westpac Group	9/17/13	319
USD	15,000	MYR	49,313	Westpac Group	9/17/13	48
USD	12,367	MYR	40,000	Westpac Group	9/17/13	238
USD	12,330	MYR	40,000	Westpac Group	9/17/13	201
NOK	60,000	USD	10,443	Deutsche Bank	9/17/13	(643)
NOK	122,509	USD	20,434	HSBC Holdings plc	9/17/13	(425)
USD	10,035	NOK	60,000	Barclays Bank plc	9/17/13	236
USD	20,000	NOK	122,542	Deutsche Bank	9/17/13	(14)
USD	15,000	NOK	91,804	Deutsche Bank	9/17/13	6
NZD	25,000	USD	20,211	Westpac Group	9/17/13	(908)
PEN	69,000	USD	25,000	Barclays Bank plc	9/17/13	(498)
PEN	55,460	USD	20,000	Barclays Bank plc	9/17/13	(306)
PEN	30,000	USD	10,714	Barclays Bank plc	9/17/13	(61)
USD	40,000	PEN	112,320	Barclays Bank plc	9/17/13	116
USD	30,000	PEN	85,200	Barclays Bank plc	9/17/13	(254)
USD	19,929	PEN	55,642	Barclays Bank plc	9/17/13	171
USD	10,877	PEN	30,000	Barclays Bank plc	9/17/13	225
USD	10,000	PEN	28,380	Barclays Bank plc	9/17/13	(78)
PHP	742,872	USD	17,236	Westpac Group	9/17/13	(579)
PHP	600,000	USD	13,995	Westpac Group	9/17/13	(542)
PHP	432,537	USD	10,000	Westpac Group	9/17/13	(301)

PHP	431,998	USD	10,000	Westpac Group	9/17/13	(313)
USD	20,941	PHP	900,000	Westpac Group	9/17/13	760
USD	20,000	PHP	893,638	Westpac Group	9/17/13	(38)
USD	15,000	PHP	655,200	Westpac Group	9/17/13	309
USD	15,000	PHP	653,190	Westpac Group	9/17/13	354
PLN	47,488	USD	15,000	Deutsche Bank	9/17/13	(319)
PLN	33,543	USD	10,000	Deutsche Bank	9/17/13	370
PLN	3,236	USD	956	Deutsche Bank	9/17/13	44
USD	85,000	PLN	273,463	Deutsche Bank	9/17/13	457
USD	11,393	PLN	36,782	Deutsche Bank	9/17/13	22
RUB	1,310,000	USD	40,000	UBS AG	9/17/13	(788)
RUB	978,210	USD	30,000	UBS AG	9/17/13	(720)
RUB	653,950	USD	20,000	UBS AG	9/17/13	(426)
RUB	328,500	USD	10,000	UBS AG	9/17/13	(167)
RUB	326,725	USD	10,000	UBS AG	9/17/13	(220)
RUB	400,000	USD	12,447	Westpac Group	9/17/13	(473)
USD	20,000	RUB	669,050	Barclays Bank plc	9/17/13	(26)
USD	10,000	RUB	333,483	Barclays Bank plc	9/17/13	18
USD	10,000	RUB	335,876	Barclays Bank plc	9/17/13	(54)
USD	12,311	RUB	400,000	Deutsche Bank	9/17/13	338
USD	35,000	RUB	1,163,435	UBS AG	9/17/13	175
USD	35,000	RUB	1,162,986	UBS AG	9/17/13	189
USD	30,000	RUB	980,831	UBS AG	9/17/13	641
SEK	100,977	USD	15,000	Deutsche Bank	9/17/13	232
SEK	39,067	USD	5,764	Deutsche Bank	9/17/13	129
USD	10,426	SEK	70,000	Deutsche Bank	9/17/13	(133)
USD	10,306	SEK	70,000	Deutsche Bank	9/17/13	(253)
SGD	38,361	USD	30,000	HSBC Holdings plc	9/17/13	73
SGD	1,640	USD	1,286	HSBC Holdings plc	9/17/13	(1)
USD	35,000	SGD	44,616	HSBC Holdings plc	9/17/13	23
USD	31,834	SGD	40,000	HSBC Holdings plc	9/17/13	476
THB	804,005	USD	25,000	Westpac Group	9/17/13	(42)
THB	774,100	USD	25,000	Westpac Group	9/17/13	(970)
THB	620,724	USD	20,000	Westpac Group	9/17/13	(731)
USD	35,000	THB	1,120,889	Westpac Group	9/17/13	205
USD	35,000	THB	1,101,188	Westpac Group	9/17/13	817
USD	17,167	THB	530,000	Westpac Group	9/17/13	714
USD	10,000	THB	322,784	Westpac Group	9/17/13	(20)
TRY	39,581	USD	20,000	Barclays Bank plc	9/17/13	(637)
TRY	77,802	USD	40,000	Deutsche Bank	9/17/13	(1,938)
TRY	58,026	USD	30,000	Deutsche Bank	9/17/13	(1,613)
TRY	19,343	USD	10,000	Deutsche Bank	9/17/13	(537)
TRY	2,176	USD	1,100	Deutsche Bank	9/17/13	(35)
USD	20,000	TRY	39,250	Barclays Bank plc	9/17/13	799
USD	60,000	TRY	120,144	Deutsche Bank	9/17/13	1,224
USD	40,000	TRY	81,608	Deutsche Bank	9/17/13	77
USD	21,706	TRY	41,677	Deutsche Bank	9/17/13	1,317
USD	15,000	TRY	30,045	Deutsche Bank	9/17/13	302
USD	15,000	TRY	29,144	Deutsche Bank	9/17/13	743
TWD	449,985	USD	15,000	HSBC Holdings plc	9/17/13	42
TWD	1,353,825	USD	45,000	Westpac Group	9/17/13	254
TWD	745,500	USD	25,000	Westpac Group	9/17/13	(80)
USD	24,475	TWD	740,000	HSBC Holdings plc	9/17/13	(261)

USD	24,463	TWD	740,000	HSBC Holdings plc	9/17/13	(273)
USD	22,461	TWD	670,000	HSBC Holdings plc	9/17/13	65
USD	20,530	TWD	620,000	HSBC Holdings plc	9/17/13	(195)
USD	50,000	ZAR	522,627	Deutsche Bank	9/17/13	(732)
USD	20,000	ZAR	205,642	Deutsche Bank	9/17/13	38
USD	7,697	ZAR	78,395	Deutsche Bank	9/17/13	87
ZAR	147,329	USD	15,000	Deutsche Bank	9/17/13	(699)
ZAR	78,349	USD	7,740	Deutsche Bank	9/17/13	(135)
						(12,113)

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Mutual Funds	58,844,179	—	—
Exchange-Traded Funds	9,563,763	—	—
Temporary Cash Investments	370,288	4,149,880	—

Total Value of Investment Securities	68,778,230	4,149,880	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(12,113)	—

3. Affiliated Company Transactions

Certain investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each affiliated fund for the nine months ended August 31, 2013 follows:

	November 30, 2012					August 31, 2013
Affiliated Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income(1)($)	Share Balance	Market Value ($)
Emerging Markets Fund Institutional Class	235,144	2,977,624	980,085	(23,484)	21,698	465,208	3,749,575
Global Gold Fund Institutional Class	46,544	2,019,539	674,770	(267,382)	16,453	161,720	1,854,930
Global Real Estate Fund Institutional Class	364,971	5,920,140	2,531,192	90,427	250,099	682,126	7,107,753
International Growth Fund Institutional Class	590,287	9,500,264	3,857,878	111,316	186,327	1,077,222	13,163,658
Core Equity Plus Fund Institutional Class	188,396	3,192,573	1,285,175	70,856	87,928	350,577	4,655,662
Heritage Fund Institutional Class	19,263	657,950	250,717	8,466	11,149	36,599	988,172
Large Company Value Fund Institutional Class	128,584	1,185,415	479,494	26,393	21,174	236,097	1,728,227
Mid Cap Value Fund Institutional Class	34,299	669,019	275,235	16,749	22,218	63,281	954,911
Select Fund Institutional Class	33,960	2,213,105	792,238	16,455	13,981	65,547	3,224,932
Small Company Fund Institutional Class	105,218	1,874,077	597,081	45,629	8,666	234,180	2,536,165
Diversified Bond Fund Institutional Class	252,723	4,541,749	1,363,791	(35,878)	123,402	542,798	5,764,518
High-Yield Fund Institutional Class	346,859	3,195,032	1,596,044	(11,895)	203,416	604,507	3,699,581
International Bond Fund Institutional Class	315,865	7,532,971	2,254,063	(135,644)	46,055	690,330	9,416,095
		$45,479,458	$16,937,763	$(87,992)	$1,012,566		$58,844,179

(1)	Dividend income includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,238,524
Gross tax appreciation of investments	$2,835,210
Gross tax depreciation of investments	(2,145,624)
Net tax appreciation (depreciation) of investments	$689,586

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

August 31, 2013

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 78.5%

AEROSPACE AND DEFENSE — 2.6%
AAR Corp.	1,089	27,323
Aerovironment, Inc.(1)	1,942	42,549
American Science & Engineering, Inc.	2,152	121,330
B/E Aerospace, Inc.(1)	19,384	1,321,795
Boeing Co. (The)	42,233	4,388,853
Embraer SA ADR	17,690	582,886
European Aeronautic Defence and Space Co. NV	30,079	1,733,469
Exelis, Inc.	5,280	77,669
General Dynamics Corp.	20,296	1,689,642
HEICO Corp.	1,570	98,125
Honeywell International, Inc.	58,643	4,666,224
KEYW Holding Corp. (The)(1)	3,958	45,675
Moog, Inc., Class A(1)	308	15,646
Northrop Grumman Corp.	20,097	1,854,350
Precision Castparts Corp.	7,290	1,539,940
Raytheon Co.	32,425	2,445,169
Rolls-Royce Holdings plc	47,813	823,946
Textron, Inc.	50,677	1,365,238
TransDigm Group, Inc.	9,890	1,354,930
Triumph Group, Inc.	2,585	186,043
United Technologies Corp.	20,360	2,038,036

		26,418,838

AIR FREIGHT AND LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	22,727	1,944,977
UTi Worldwide, Inc.	262	4,325

		1,949,302

AIRLINES — 0.3%
Alaska Air Group, Inc.	8,581	485,856
Allegiant Travel Co.	1,011	95,550
Copa Holdings SA Class A	4,697	614,274
JetBlue Airways Corp.(1)	3,525	21,679
Pegasus Hava Tasimaciligi AS(1)	23,206	316,486
Ryanair Holdings plc ADR	21,870	1,037,950
Southwest Airlines Co.	62,734	803,622
Spirit Airlines, Inc.(1)	4,562	142,197

		3,517,614

AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	18,685	359,312
Autoliv, Inc.	5,093	412,431
BorgWarner, Inc.	7,644	738,257
Bridgestone Corp.	9,700	319,102
Continental AG	10,117	1,526,983
Dana Holding Corp.	1,280	26,829
Delphi Automotive plc	51,754	2,847,505
Goodyear Tire & Rubber Co. (The)(1)	9,030	181,684
Superior Industries International, Inc.	1,438	25,079

Tower International, Inc.(1)	1,102	22,569
Valeo SA	9,360	704,756
Xinyi Glass Holdings Ltd.	1,160,000	1,084,539

		8,249,046

AUTOMOBILES — 1.4%
Brilliance China Automotive Holdings Ltd.(1)	604,000	887,955
Daimler AG	15,600	1,070,473
Ford Motor Co.	59,360	961,038
Fuji Heavy Industries Ltd.	42,000	1,021,928
Great Wall Motor Co. Ltd. H Shares	164,000	835,391
Harley-Davidson, Inc.	38,862	2,330,943
Kia Motors Corp.	11,740	710,714
Tata Motors Ltd.	159,878	724,133
Tata Motors Ltd. ADR	27,004	602,729
Tesla Motors, Inc.(1)	14,729	2,489,201
Tofas Turk Otomobil Fabrikasi	40,284	207,602
Toyota Motor Corp.	45,600	2,758,711
Winnebago Industries, Inc.(1)	4,096	91,218

		14,692,036

BEVERAGES — 1.4%
Anheuser-Busch InBev NV	10,528	979,291
Beam, Inc.	8,873	555,893
Boston Beer Co., Inc., Class A(1)	230	48,723
Brown-Forman Corp., Class B	6,420	430,076
Cia de Bebidas das Americas Preference Shares ADR	9,389	326,549
Coca-Cola Co. (The)	95,068	3,629,696
Constellation Brands, Inc., Class A(1)	24,210	1,313,393
Diageo plc	33,210	1,015,930
Dr Pepper Snapple Group, Inc.	10,274	459,864
PepsiCo, Inc.	66,512	5,303,002
Pernod-Ricard SA	5,388	625,513

		14,687,930

BIOTECHNOLOGY — 1.8%
ACADIA Pharmaceuticals, Inc.(1)	2,850	56,886
Acorda Therapeutics, Inc.(1)	1,646	55,618
Aegerion Pharmaceuticals, Inc.(1)	8,779	760,964
Alexion Pharmaceuticals, Inc.(1)	22,699	2,446,044
Alnylam Pharmaceuticals, Inc.(1)	1,994	103,289
Amgen, Inc.	41,561	4,527,655
Arena Pharmaceuticals, Inc.(1)	7,232	46,357
Biogen Idec, Inc.(1)	3,420	728,528
Celgene Corp.(1)	13,499	1,889,590
Celldex Therapeutics, Inc.(1)	2,990	64,943
Cepheid, Inc.(1)	2,270	81,221
CSL Ltd.	28,892	1,748,386
Exact Sciences Corp.(1)	2,918	33,761
Exelixis, Inc.(1)	8,485	42,510
Gilead Sciences, Inc.(1)	46,907	2,827,085
ImmunoGen, Inc.(1)	2,724	43,584
Infinity Pharmaceuticals, Inc.(1)	2,349	43,480
InterMune, Inc.(1)	3,710	53,016

Ironwood Pharmaceuticals, Inc.(1)	4,301	50,107
Isis Pharmaceuticals, Inc.(1)	3,239	83,663
Keryx Biopharmaceuticals, Inc.(1)	4,559	38,888
MannKind Corp.(1)	6,920	40,067
Neurocrine Biosciences, Inc.(1)	2,989	43,550
NPS Pharmaceuticals, Inc.(1)	2,600	65,260
Opko Health, Inc.(1)	6,259	57,833
PDL BioPharma, Inc.	6,060	48,116
Regeneron Pharmaceuticals, Inc.(1)	7,563	1,832,591
Sarepta Therapeutics, Inc.(1)	1,350	46,075
Synageva BioPharma Corp.(1)	870	40,812
United Therapeutics Corp.(1)	2,971	210,674

		18,110,553

BUILDING PRODUCTS — 0.5%
American Woodmark Corp.(1)	4,075	142,095
AO Smith Corp.	630	26,491
Apogee Enterprises, Inc.	5,214	145,471
Builders FirstSource, Inc.(1)	23,739	134,838
Daikin Industries Ltd.	29,500	1,424,148
Fortune Brands Home & Security, Inc.	39,438	1,452,896
Lennox International, Inc.	23,134	1,588,149
Nortek, Inc.(1)	150	10,043
Quanex Building Products Corp.	1,903	31,666

		4,955,797

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.(1)	25,530	4,450,390
Ameriprise Financial, Inc.	9,250	796,887
Bank of New York Mellon Corp. (The)	15,980	475,245
BlackRock, Inc.	2,770	721,086
Calamos Asset Management, Inc., Class A	980	9,722
Charles Schwab Corp. (The)	28,411	593,222
Evercore Partners, Inc., Class A	466	20,779
Federated Investors, Inc., Class B	6,029	163,748
Fifth Street Finance Corp.	1,995	20,668
Franklin Resources, Inc.	45,191	2,086,016
Goldman Sachs Group, Inc. (The)	9,354	1,423,024
HFF, Inc., Class A	3,980	91,540
Janus Capital Group, Inc.	2,480	20,733
KKR & Co. LP	38,409	733,996
LPL Financial Holdings, Inc.	7,820	287,620
Manning & Napier, Inc.	1,792	26,844
Morgan Stanley	10,580	272,541
Northern Trust Corp.	24,146	1,324,891
PennantPark Investment Corp.	3,155	34,989
Schroders plc	31,023	1,112,006
Solar Capital Ltd.	1,827	40,103
State Street Corp.	19,492	1,300,506
Stifel Financial Corp.(1)	951	38,059
Triangle Capital Corp.	3,946	115,105
UBS AG	80,058	1,550,481
Waddell & Reed Financial, Inc., Class A	7,929	377,579

Walter Investment Management Corp.(1)	1,219	44,725

		18,132,505

CHEMICALS — 2.2%
Air Liquide SA	7,190	945,610
Akzo Nobel NV	9,129	536,847
Chemtura Corp.(1)	756	16,571
Dow Chemical Co. (The)	9,285	347,259
E.I. du Pont de Nemours & Co.	2,190	123,998
Eastman Chemical Co.	28,980	2,202,480
Flotek Industries, Inc.(1)	4,373	86,542
FMC Corp.	15,400	1,025,794
Givaudan SA	710	956,129
H.B. Fuller Co.	1,185	44,189
Hawkins, Inc.	928	34,410
Innophos Holdings, Inc.	1,855	90,839
Johnson Matthey plc	20,474	901,409
Koninklijke DSM NV	14,717	1,085,545
Kraton Performance Polymers, Inc.(1)	1,167	21,648
Kronos Worldwide, Inc.	2,469	36,566
LG Chem Ltd.	2,320	600,874
LyondellBasell Industries NV, Class A	53,640	3,762,846
Minerals Technologies, Inc.	464	20,602
Monsanto Co.	41,841	4,095,815
NewMarket Corp.	911	249,778
PPG Industries, Inc.	8,943	1,396,986
Sensient Technologies Corp.	520	21,559
Sherwin-Williams Co. (The)	4,249	732,528
Shin-Etsu Chemical Co. Ltd.	18,700	1,129,409
Sika AG	120	328,615
Syngenta AG	3,751	1,470,648
Tronox Ltd. Class A	5,067	108,231
Westlake Chemical Corp.	7,741	783,234

		23,156,961

COMMERCIAL BANKS — 3.1%
American National Bankshares, Inc.	1,850	40,441
Banco Popular Espanol SA(1)	143,400	673,381
Bank of Ireland(1)	3,748,667	1,094,928
Bank of the Ozarks, Inc.	1,307	59,312
BankUnited, Inc.	5,138	151,828
BNP Paribas SA	26,641	1,669,486
BOC Hong Kong Holdings Ltd.	227,000	715,737
Boston Private Financial Holdings, Inc.	2,389	24,416
Cathay General Bancorp.	7,343	161,693
Central Pacific Financial Corp.	3,510	59,635
CIT Group, Inc.(1)	34,267	1,640,361
Comerica, Inc.	5,951	243,039
Commerce Bancshares, Inc.	11,207	484,030
Commonwealth Bank of Australia	15,943	1,033,605
Credicorp Ltd.	6,763	819,946
Cullen/Frost Bankers, Inc.	4,455	315,592
CVB Financial Corp.	2,321	29,570
DNB ASA	26,138	405,747

Erste Group Bank AG	22,100	708,451
F.N.B. Corp.	2,083	25,142
First Financial Bankshares, Inc.	1,821	104,708
First Horizon National Corp.	4,487	49,626
First Interstate Bancsystem, Inc.	2,305	52,393
First Niagara Financial Group, Inc.	4,908	49,571
FirstMerit Corp.	2,337	49,451
Flushing Financial Corp.	1,434	25,669
Fulton Financial Corp.	3,079	37,225
Grupo Financiero Banorte SAB de CV	146,580	902,562
HDFC Bank Ltd.	45,587	409,848
Heritage Financial Corp.	2,575	38,934
Home Bancshares, Inc.	5,784	147,029
Industrial & Commercial Bank of China Ltd. H Shares	1,290,770	847,258
Itau Unibanco Holding SA ADR	128,852	1,568,129
Kasikornbank PCL NVDR	119,700	591,249
KeyCorp	32,017	373,638
Lakeland Financial Corp.	1,721	53,523
Lloyds Banking Group plc(1)	1,540,859	1,732,400
MB Financial, Inc.	1,327	35,816
Mitsubishi UFJ Financial Group, Inc.	88,400	518,597
National Bankshares, Inc.	1,279	46,722
OFG Bancorp	3,608	61,985
Pacific Continental Corp.	2,265	28,471
Park Sterling Corp.	5,479	32,710
Pinnacle Financial Partners, Inc.(1)	4,831	135,026
PNC Financial Services Group, Inc. (The)	22,971	1,660,114
Popular, Inc.(1)	1,563	48,547
PrivateBancorp, Inc.	2,309	50,382
Prosperity Bancshares, Inc.	695	41,561
PT Bank Rakyat Indonesia (Persero) Tbk	527,000	318,517
Renasant Corp.	2,230	56,129
Sberbank of Russia	495,470	1,309,862
Signature Bank(1)	1,735	152,194
Standard Chartered plc	54,835	1,224,530
SunTrust Banks, Inc.	47,656	1,525,945
Susquehanna Bancshares, Inc.	2,847	35,901
TCF Financial Corp.	1,522	21,384
Texas Capital Bancshares, Inc.(1)	1,560	68,765
U.S. Bancorp	35,160	1,270,331
UniCredit SpA	162,890	920,983
ViewPoint Financial Group, Inc.	2,818	56,050
Washington Banking Co.	2,031	27,865
Wells Fargo & Co.	111,864	4,595,373
WesBanco, Inc.	2,660	76,315
Westamerica Bancorp.	7,675	361,262
Zions Bancorp.	12,460	348,506

		32,419,396

COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	32,545	1,296,267
Deluxe Corp.	7,497	295,007
G&K Services, Inc., Class A	2,665	137,088
Mobile Mini, Inc.(1)	2,758	83,788

Multi-Color Corp.	3,340	104,642
Republic Services, Inc.	49,375	1,605,181
Stericycle, Inc.(1)	14,505	1,632,683
Tyco International Ltd.	50,255	1,660,425
US Ecology, Inc.	3,167	88,961
Waste Management, Inc.	6,075	245,673

		7,149,715

COMMUNICATIONS EQUIPMENT — 1.5%
AAC Technologies Holdings, Inc.	75,000	342,384
Brocade Communications Systems, Inc.(1)	2,639	19,529
Calix, Inc.(1)	5,090	65,407
Ciena Corp.(1)	41,559	827,855
Cisco Systems, Inc.	245,023	5,711,486
F5 Networks, Inc.(1)	16,742	1,395,948
InterDigital, Inc.	1,622	57,646
Plantronics, Inc.	2,890	124,848
Procera Networks, Inc.(1)	8,950	115,902
QUALCOMM, Inc.	84,514	5,601,588
Riverbed Technology, Inc.(1)	34,964	539,844
Telefonaktiebolaget LM Ericsson B Shares	61,911	727,722

		15,530,159

COMPUTERS AND PERIPHERALS — 2.3%
Apple, Inc.	28,524	13,892,614
EMC Corp.	102,139	2,633,144
Hewlett-Packard Co.	52,738	1,178,167
NetApp, Inc.	83,202	3,456,211
SanDisk Corp.	2,230	123,051
Seagate Technology plc	39,311	1,506,398
Western Digital Corp.	13,292	824,104

		23,613,689

CONSTRUCTION AND ENGINEERING — 0.5%
Chicago Bridge & Iron Co. NV New York Shares	11,529	689,780
China Railway Construction Corp. Ltd. H Shares	715,500	680,950
EMCOR Group, Inc.	409	15,374
Great Lakes Dredge & Dock Corp.	5,114	34,417
MasTec, Inc.(1)	45,852	1,458,094
Promotora y Operadora de Infraestructura SAB de CV(1)	101,470	1,002,473
Quanta Services, Inc.(1)	63,540	1,660,935
URS Corp.	756	37,437

		5,579,460

CONSTRUCTION MATERIALS — 0.5%
Caesarstone Sdot-Yam Ltd.(1)	3,120	130,291
Cemex Latam Holdings SA(1)	64,270	498,753
Cemex SAB de CV ADR(1)	137,681	1,547,534
Eagle Materials, Inc.	11,079	710,829
Headwaters, Inc.(1)	19,363	165,747
Holcim Ltd.	8,418	571,333
PT Semen Gresik (Persero) Tbk	298,000	343,846
Siam Cement PCL NVDR	49,500	604,334

Texas Industries, Inc.(1)	11,627	682,505

		5,255,172

CONSUMER FINANCE — 0.4%
American Express Co.	11,251	809,059
Capital One Financial Corp.	8,850	571,268
Cash America International, Inc.	20,709	885,931
Discover Financial Services	39,412	1,862,217

		4,128,475

CONTAINERS AND PACKAGING — 0.5%
Avery Dennison Corp.	3,250	138,970
Bemis Co., Inc.	7,822	311,237
Berry Plastics Group, Inc.(1)	5,026	115,648
Graphic Packaging Holding Co.(1)	6,218	51,672
Owens-Illinois, Inc.(1)	26,744	759,262
Packaging Corp. of America	63,074	3,345,445
Silgan Holdings, Inc.	1,816	85,679
Sonoco Products Co.	7,864	292,777

		5,100,690

DISTRIBUTORS†
Pool Corp.	3,653	190,285

DIVERSIFIED CONSUMER SERVICES — 0.2%
Anhanguera Educacional Participacoes SA	199,500	1,179,800
Grand Canyon Education, Inc.(1)	1,511	52,145
Outerwall, Inc.(1)	4,989	310,166
Sotheby's	1,439	66,352
Steiner Leisure, Ltd.(1)	1,487	82,856

		1,691,319

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp.	82,829	1,169,545
Berkshire Hathaway, Inc., Class B(1)	18,120	2,015,306
Chailease Holding Co. Ltd.	172,324	350,700
Citigroup, Inc.	89,002	4,301,467
Compass Diversified Holdings	1,735	29,981
Deutsche Boerse AG	10,926	766,060
ING Groep NV CVA(1)	58,510	635,264
JPMorgan Chase & Co.	70,559	3,565,346
MarketAxess Holdings, Inc.	3,085	156,595
Moody's Corp.	21,009	1,335,332
MSCI, Inc., Class A(1)	10,565	396,293
ORIX Corp.	132,100	1,821,698
PHH Corp.(1)	2,172	45,330

		16,588,917

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	126,627	4,283,791
BT Group plc	168,940	851,656
CenturyLink, Inc.	67,044	2,220,497
China Communications Services Corp. Ltd. H Shares	828,000	556,310
tw telecom, inc., Class A(1)	11,959	342,267
Verizon Communications, Inc.	46,663	2,210,893

Ziggo NV	6,570	260,541

		10,725,955

ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	9,810	419,868
Edison International	27,159	1,246,326
El Paso Electric Co.	2,481	85,346
Empire District Electric Co. (The)	14,024	296,888
Exelon Corp.	3,140	95,739
Great Plains Energy, Inc.	32,423	710,712
IDACORP, Inc.	3,841	183,869
Northeast Utilities	6,124	250,900
NV Energy, Inc.	20,886	489,777
Pinnacle West Capital Corp.	7,150	388,030
PNM Resources, Inc.	953	20,880
Portland General Electric Co.	25,381	731,227
PPL Corp.	15,850	486,595
UNS Energy Corp.	891	40,745
Westar Energy, Inc.	18,178	565,518
Xcel Energy, Inc.	35,729	997,554

		7,009,974

ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd. ADR	14,512	310,702
AMETEK, Inc.	18,660	800,887
Brady Corp., Class A	4,405	145,365
Eaton Corp. plc	20,666	1,308,571
Emerson Electric Co.	27,055	1,633,310
Generac Holdings, Inc.	625	24,744
GrafTech International Ltd.(1)	9,223	72,124
Nidec Corp.	4,000	299,435
Regal-Beloit Corp.	4,089	260,469
Rockwell Automation, Inc.	29,869	2,904,163
Schneider Electric SA	16,377	1,253,226

		9,012,996

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Belden, Inc.	1,674	94,949
CDW Corp.(1)	3,162	69,343
Cognex Corp.	2,296	130,826
FARO Technologies, Inc.(1)	2,116	78,567
FEI Co.	1,220	95,501
FLIR Systems, Inc.	1,892	59,182
Ingram Micro, Inc. Class A(1)	2,720	60,112
Itron, Inc.(1)	1,006	37,685
Keyence Corp.	3,800	1,257,830
Littelfuse, Inc.	1,621	119,581
Molex, Inc., Class A	9,749	239,338
Murata Manufacturing Co. Ltd.	13,500	928,095
OSI Systems, Inc.(1)	638	46,383
TE Connectivity Ltd.	26,391	1,293,159
Trimble Navigation Ltd.(1)	37,731	952,708
TTM Technologies, Inc.(1)	5,177	49,388

Vishay Intertechnology, Inc.(1)	8,992	110,152

		5,622,799

ENERGY EQUIPMENT AND SERVICES — 1.6%
Atwood Oceanics, Inc.(1)	22,372	1,245,673
Baker Hughes, Inc.	10,260	476,987
Bristow Group, Inc.	418	27,463
Cal Dive International, Inc.(1)	10,924	22,066
Cameron International Corp.(1)	13,729	779,670
China Oilfield Services Ltd. H Shares	132,000	340,109
Core Laboratories NV	3,203	485,287
Dril-Quip, Inc.(1)	1,293	131,899
Ensco plc, Class A	526	29,225
Eurasia Drilling Co. Ltd. GDR	19,353	746,058
Frank's International NV(1)	1,690	46,830
Geospace Technologies Corp.(1)	880	61,389
Gulfmark Offshore, Inc. Class A	505	23,220
Helmerich & Payne, Inc.	10,336	651,581
Hornbeck Offshore Services, Inc.(1)	2,983	162,514
Key Energy Services, Inc.(1)	4,996	33,323
Matrix Service Co.(1)	3,172	49,451
McDermott International, Inc.(1)	3,236	24,270
Nabors Industries Ltd.	74,871	1,153,013
National Oilwell Varco, Inc.	14,460	1,074,378
Natural Gas Services Group, Inc.(1)	1,950	53,469
Oceaneering International, Inc.	36,896	2,862,392
RPC, Inc.	18,856	269,264
Sapurakencana Petroleum Bhd(1)	530,700	580,018
Schlumberger Ltd.	42,869	3,469,817
Technip SA	10,480	1,218,878
Tetra Technologies, Inc.(1)	3,545	41,654

		16,059,898

FOOD AND STAPLES RETAILING — 1.8%
BIM Birlesik Magazalar AS	16,576	304,337
Carrefour SA	43,273	1,354,587
Casey's General Stores, Inc.	1,220	80,447
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	20,010	822,011
Clicks Group Ltd.	73,280	390,793
Costco Wholesale Corp.	15,551	1,739,690
CVS Caremark Corp.	22,174	1,287,201
Eurocash SA	18,669	299,785
GSretail Co. Ltd.	22,360	625,448
Kroger Co. (The)	34,749	1,271,813
Magnit OJSC GDR	41,950	2,328,225
Rite Aid Corp.(1)	122,518	423,912
Safeway, Inc.	48,724	1,261,952
Sysco Corp.	23,677	758,138
United Natural Foods, Inc.(1)	2,331	141,329
Village Super Market, Inc., Class A	1,100	38,489
Wal-Mart Stores, Inc.	24,926	1,819,099
Weis Markets, Inc.	961	45,148

Whole Foods Market, Inc.	73,102	3,856,130

		18,848,534

FOOD PRODUCTS — 1.3%
Annie's, Inc.(1)	1,650	75,784
Archer-Daniels-Midland Co.	41,497	1,461,109
Associated British Foods plc	27,971	799,746
BRF SA ADR	15,710	364,629
ConAgra Foods, Inc.	14,050	475,171
Danone SA	19,330	1,439,346
General Mills, Inc.	34,144	1,683,982
Hain Celestial Group, Inc. (The)(1)	10,428	852,802
Hershey Co. (The)	7,014	644,937
Hillshire Brands Co.	12,597	407,009
Ingredion, Inc.	2,374	149,420
J&J Snack Foods Corp.	1,638	125,995
Kellogg Co.	4,131	250,793
Kraft Foods Group, Inc.	4,840	250,567
Mead Johnson Nutrition Co.	14,765	1,107,818
Mondelez International, Inc. Class A	20,051	614,964
Orion Corp.	230	207,612
Pinnacle Foods, Inc.	9,331	252,870
Snyders-Lance, Inc.	4,262	114,648
Tata Global Beverages Ltd.	161,180	339,095
TreeHouse Foods, Inc.(1)	2,862	186,116
Tyson Foods, Inc., Class A	24,247	701,951
Unilever plc	25,097	956,375

		13,462,739

GAS UTILITIES — 0.2%
AGL Resources, Inc.	8,152	358,281
ENN Energy Holdings Ltd.	156,000	774,523
Laclede Group, Inc. (The)	8,842	393,734
Southwest Gas Corp.	936	43,786

		1,570,324

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Abaxis, Inc.	900	35,262
Abbott Laboratories	73,287	2,442,656
Align Technology, Inc.(1)	2,465	107,351
Arthrocare Corp.(1)	1,035	32,778
Becton Dickinson and Co.	16,184	1,575,998
Boston Scientific Corp.(1)	27,296	288,792
CareFusion Corp.(1)	28,471	1,020,685
Cie Generale d'Optique Essilor International SA	8,168	881,863
Cooper Cos., Inc. (The)	8,714	1,138,136
Cyberonics, Inc.(1)	1,080	54,940
DENTSPLY International, Inc.	10,572	443,918
DexCom, Inc.(1)	2,728	73,792
Endologix, Inc.(1)	3,016	47,713
Ginko International Co. Ltd.	28,000	481,879
Globus Medical, Inc.(1)	2,370	41,759
GN Store Nord A/S	12,100	249,107
Haemonetics Corp.(1)	1,798	71,650

HeartWare International, Inc.(1)	606	47,632
Hill-Rom Holdings, Inc.	634	21,645
ICU Medical, Inc.(1)	528	37,741
IDEXX Laboratories, Inc.(1)	5,175	485,518
Insulet Corp.(1)	2,975	99,187
Integra LifeSciences Holdings Corp.(1)	613	24,912
Intuitive Surgical, Inc.(1)	2,293	886,290
Masimo Corp.	2,090	51,707
Medtronic, Inc.	66,840	3,458,970
Meridian Bioscience, Inc.	1,900	42,731
Mettler-Toledo International, Inc.(1)	3,687	811,988
Neogen Corp.(1)	917	49,610
NxStage Medical, Inc.(1)	2,808	34,679
Orthofix International NV(1)	1,847	40,763
ResMed, Inc.	10,002	472,494
St. Jude Medical, Inc.	28,169	1,419,999
STERIS Corp.	9,127	373,203
Stryker Corp.	14,122	944,621
Teleflex, Inc.	9,000	693,720
Thoratec Corp.(1)	2,270	81,107
Utah Medical Products, Inc.	849	42,875
Varian Medical Systems, Inc.(1)	2,800	197,260
Volcano Corp.(1)	3,607	77,262
West Pharmaceutical Services, Inc.	1,185	87,631
Zimmer Holdings, Inc.	7,743	612,394

		20,084,218

HEALTH CARE PROVIDERS AND SERVICES — 1.3%
Acadia Healthcare Co., Inc.(1)	1,383	53,010
Aetna, Inc.	9,340	592,063
Air Methods Corp.	2,515	102,914
AmerisourceBergen Corp.	35,190	2,003,015
Bio-Reference Labs, Inc.(1)	1,249	36,134
Brookdale Senior Living, Inc.(1)	7,700	192,654
Cardinal Health, Inc.	19,792	995,142
Catamaran Corp.(1)	60,510	3,322,604
Centene Corp.(1)	1,869	106,813
Chemed Corp.	741	51,603
CIGNA Corp.	2,739	215,532
Emeritus Corp.(1)	1,832	39,956
Ensign Group, Inc. (The)	960	37,104
Express Scripts Holding Co.(1)	25,991	1,660,305
HealthSouth Corp.(1)	3,650	114,829
Humana, Inc.	3,399	312,980
IPC The Hospitalist Co., Inc.(1)	795	40,895
LifePoint Hospitals, Inc.(1)	13,404	606,263
Molina Healthcare, Inc.(1)	1,250	41,737
MWI Veterinary Supply, Inc.(1)	774	117,710
National Healthcare Corp.	467	21,547
Patterson Cos., Inc.	8,635	344,364
PharMerica Corp.(1)	705	8,671
Quest Diagnostics, Inc.	13,652	800,280
Team Health Holdings, Inc.(1)	24,118	926,855
WellCare Health Plans, Inc.(1)	424	26,996

WellPoint, Inc.	8,570	729,650

		13,501,626

HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	1,185	125,006
Cerner Corp.(1)	34,260	1,578,016
HMS Holdings Corp.(1)	4,445	111,080
MedAssets, Inc.(1)	2,650	59,413
Medidata Solutions, Inc.(1)	943	84,342
Quality Systems, Inc.	1,838	38,028

		1,995,885

HOTELS, RESTAURANTS AND LEISURE — 1.7%
AFC Enterprises, Inc.(1)	3,085	126,331
Alsea SAB de CV	248,344	631,966
Bally Technologies, Inc.(1)	15,099	1,089,091
Carnival Corp.	26,034	939,567
CEC Entertainment, Inc.	6,844	276,977
Cedar Fair LP	2,822	119,794
Compass Group plc	52,577	697,457
Cracker Barrel Old Country Store, Inc.	4,294	422,615
Del Frisco's Restaurant Group, Inc.(1)	6,843	131,591
Domino's Pizza, Inc.	1,170	71,885
Dunkin' Brands Group, Inc.	16,491	710,597
International Game Technology	60,593	1,144,602
Las Vegas Sands Corp.	33,469	1,885,978
Marriott International, Inc. Class A	24,572	982,634
Minor International PCL	726,700	483,112
Orient-Express Hotels Ltd. Class A(1)	3,733	45,169
Oriental Land Co. Ltd.	2,000	322,860
Papa John's International, Inc.(1)	3,527	240,294
Paradise Co. Ltd.	37,172	743,406
Red Robin Gourmet Burgers, Inc.(1)	754	48,904
Sands China Ltd.	178,800	1,028,375
Scientific Games Corp. Class A(1)	3,064	43,785
Six Flags Entertainment Corp.	5,056	166,898
Starbucks Corp.	18,082	1,275,143
Starwood Hotels & Resorts Worldwide, Inc.	900	57,546
Whitbread plc	43,009	2,052,853
Wyndham Worldwide Corp.	26,763	1,588,652

		17,328,082

HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc.(1)	1,254	65,885
CSS Industries, Inc.	891	19,442
Garmin Ltd.	12,570	512,479
Haier Electronics Group Co. Ltd.	393,000	687,229
Helen of Troy Ltd.(1)	482	19,367
La-Z-Boy, Inc.	4,600	97,796
Libbey, Inc.(1)	1,478	35,058
M.D.C. Holdings, Inc.	6,994	194,643
Mohawk Industries, Inc.(1)	18,055	2,121,282
Newell Rubbermaid, Inc.	44,675	1,130,277
Ryland Group, Inc. (The)	2,130	74,167

Standard Pacific Corp.(1)	28,901	206,353
Whirlpool Corp.	6,136	789,396

		5,953,374

HOUSEHOLD PRODUCTS — 1.2%
Central Garden and Pet Co.(1)	4,082	25,553
Church & Dwight Co., Inc.	37,770	2,241,650
Energizer Holdings, Inc.	11,775	1,163,723
Henkel AG & Co. KGaA Preference Shares	10,181	986,304
Kimberly-Clark Corp.	14,849	1,388,085
LG Household & Health Care Ltd.	573	253,451
Procter & Gamble Co. (The)	52,418	4,082,838
Spectrum Brands Holdings, Inc.	701	42,439
Svenska Cellulosa AB B Shares	58,068	1,418,547
Unicharm Corp.	18,200	945,358

		12,547,948

INDUSTRIAL CONGLOMERATES — 0.9%
Alfa SAB de CV, Series A	268,623	666,481
Carlisle Cos., Inc.	2,521	167,899
Danaher Corp.	43,762	2,867,286
General Electric Co.	177,985	4,118,573
Koninklijke Philips Electronics NV	20,184	623,956
SM Investments Corp.	31,975	480,342
Toshiba Corp.	83,000	330,529

		9,255,066

INSURANCE — 2.3%
ACE Ltd.	5,764	505,618
Aflac, Inc.	26,527	1,532,995
AIA Group Ltd.	134,300	589,715
Allstate Corp. (The)	22,553	1,080,740
American Equity Investment Life Holding Co.	1,132	22,425
American International Group, Inc.(1)	56,465	2,623,364
AMERISAFE, Inc.	2,307	75,185
Amtrust Financial Services, Inc.	10,011	357,597
Aon plc	1,630	108,199
Argo Group International Holdings Ltd.	1,027	41,943
Aspen Insurance Holdings Ltd.	1,135	40,372
AXA SA	58,550	1,275,652
Axis Capital Holdings Ltd.	8,054	346,242
Baldwin & Lyons, Inc., Class B	1,992	46,991
Chubb Corp. (The)	8,711	724,494
CNO Financial Group, Inc.	3,952	53,708
Discovery Holdings Ltd.	76,385	628,747
Endurance Specialty Holdings Ltd.	1,071	53,679
First American Financial Corp.	11,479	239,911
Hanover Insurance Group, Inc. (The)	670	35,691
HCC Insurance Holdings, Inc.	12,432	524,630
Infinity Property & Casualty Corp.	722	43,688
Loews Corp.	11,100	493,506
Marsh & McLennan Cos., Inc.	9,935	409,620
MetLife, Inc.	78,667	3,633,629
Ping An Insurance Group Co. H Shares	118,500	830,552

Platinum Underwriters Holdings Ltd.	458	26,463
Powszechny Zaklad Ubezpieczen SA	4,045	548,107
Primerica, Inc.	439	16,300
Principal Financial Group, Inc.	9,810	401,425
ProAssurance Corp.	1,403	66,137
Prudential Financial, Inc.	9,590	718,099
Reinsurance Group of America, Inc.	18,406	1,192,893
RenaissanceRe Holdings Ltd.	8,082	706,367
Sampo A Shares	22,676	944,346
Symetra Financial Corp.	16,631	287,217
Torchmark Corp.	3,850	265,227
Travelers Cos., Inc. (The)	29,073	2,322,933
United Fire Group, Inc.	1,309	37,555
Unum Group	9,174	270,908
Validus Holdings Ltd.	664	22,981

		24,145,851

INTERNET AND CATALOG RETAIL — 0.6%
Amazon.com, Inc.(1)	5,095	1,431,593
Ctrip.com International Ltd. ADR(1)	19,910	916,258
Expedia, Inc.	19,958	933,236
Orbitz Worldwide, Inc.(1)	2,227	21,179
priceline.com, Inc.(1)	1,560	1,464,107
Rakuten, Inc.	116,696	1,439,312
Shutterfly, Inc.(1)	575	29,877

		6,235,562

INTERNET SOFTWARE AND SERVICES — 2.1%
Bankrate, Inc.(1)	9,770	168,044
comScore, Inc.(1)	5,920	168,661
CoStar Group, Inc.(1)	1,519	225,587
Facebook, Inc., Class A(1)	43,167	1,781,934
Google, Inc., Class A(1)	9,668	8,187,829
Kakaku.com, Inc.	10,400	191,084
LinkedIn Corp., Class A(1)	14,452	3,469,058
Mail.ru Group Ltd. GDR	20,711	676,214
Telecity Group plc	33,335	423,348
Tencent Holdings Ltd.	71,700	3,361,956
Trulia, Inc.(1)	3,016	125,224
Web.com Group, Inc.(1)	8,407	237,246
Yahoo Japan Corp.	2,471	1,225,622
Yandex NV A Shares(1)	29,948	958,336

		21,200,143

IT SERVICES — 1.6%
Accenture plc, Class A	22,080	1,595,280
Alliance Data Systems Corp.(1)	23,980	4,692,886
DST Systems, Inc.	684	48,817
EVERTEC, Inc.	1,566	37,380
FleetCor Technologies, Inc.(1)	1,950	201,064
Global Payments, Inc.	688	32,783
HCL Technologies Ltd.	12,670	199,523
Heartland Payment Systems, Inc.	3,473	128,327
International Business Machines Corp.	20,274	3,695,342

MasterCard, Inc., Class A	5,615	3,403,139
MAXIMUS, Inc.	2,952	110,730
MoneyGram International, Inc.(1)	1,783	36,124
ServiceSource International, Inc.(1)	15,140	183,345
SYKES Enterprises, Inc.(1)	2,850	48,536
Tata Consultancy Services Ltd.	16,710	514,224
Teradata Corp.(1)	19,785	1,158,610
VeriFone Systems, Inc.(1)	4,416	87,525
WEX, Inc.(1)	554	44,337

		16,217,972

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	5,449	198,126
Hasbro, Inc.	30,700	1,399,306
Mattel, Inc.	17,256	698,868
Merida Industry Co. Ltd.	76,000	497,786

		2,794,086

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	13,007	606,646
Bio-Rad Laboratories, Inc. Class A(1)	44	5,016
Covance, Inc.(1)	16,089	1,303,853
Luminex Corp.(1)	1,769	35,911
PAREXEL International Corp.(1)	2,241	104,050
Waters Corp.(1)	6,714	663,679

		2,719,155

MACHINERY — 1.1%
Altra Holdings, Inc.	2,281	56,683
Barnes Group, Inc.	1,031	32,239
Briggs & Stratton Corp.	1,937	36,977
Caterpillar, Inc.	3,690	304,573
Chart Industries, Inc.(1)	1,034	118,062
Crane Co.	6,475	371,730
Dynamic Materials Corp.	3,291	72,534
FANUC Corp.	3,900	596,211
FreightCar America, Inc.	1,182	21,252
Global Brass & Copper Holdings, Inc.(1)	3,293	65,037
Graham Corp.	2,110	72,816
Hardinge, Inc.	1,781	25,807
Ingersoll-Rand plc	5,530	327,044
ITT Corp.	4,707	154,625
Kadant, Inc.	979	30,417
Kaydon Corp.	12,371	351,955
Kennametal, Inc.	1,394	59,273
Kubota Corp.	87,000	1,183,806
Lincoln Electric Holdings, Inc.	7,907	494,425
Marcopolo SA Preference Shares	257,000	715,220
Middleby Corp.(1)	2,051	381,363
Mueller Industries, Inc., Class A	310	16,597
Mueller Water Products, Inc. Class A	17,818	134,526
PACCAR, Inc.	9,260	496,429
Parker-Hannifin Corp.	12,166	1,215,992
Rexnord Corp.(1)	1,919	36,826

SKF AB B Shares	47,600	1,260,504
Snap-On, Inc.	1,863	174,377
Vallourec SA	15,900	953,836
Volvo AB B Shares	102,551	1,477,758
WABCO Holdings, Inc.(1)	2,281	177,895
Xylem, Inc.	12,290	304,546

		11,721,335

MEDIA — 2.4%
AMC Networks, Inc.(1)	741	45,927
CBS Corp., Class B	57,758	2,951,434
Charter Communications, Inc., Class A(1)	451	54,760
Comcast Corp., Class A	104,864	4,413,726
Discovery Communications, Inc. Class A(1)	20,449	1,585,002
Discovery Communications, Inc. Class C(1)	12,942	921,082
E.W. Scripps Co. (The), Class A(1)	1,868	28,412
Entercom Communications Corp., Class A(1)	7,753	61,481
Entravision Communications Corp., Class A	26,570	138,961
John Wiley & Sons, Inc., Class A	538	23,564
Journal Communications, Inc., Class A(1)	3,590	25,812
Liberty Global plc Class A(1)	39,578	3,074,419
LIN Media LLC(1)	2,606	43,781
Media General, Inc. Class A(1)	3,279	34,397
Naspers Ltd. N Shares	21,833	1,801,533
Nexstar Broadcasting Group, Inc. Class A	1,790	60,090
Publicis Groupe SA	12,777	951,060
Regal Entertainment Group, Class A	2,955	52,865
Schibsted ASA	2,610	127,774
Scripps Networks Interactive, Inc. Class A	15,956	1,173,245
Sinclair Broadcast Group, Inc., Class A	11,011	263,383
Sirius XM Radio, Inc.	266,684	954,729
Sky Deutschland AG(1)	141,058	1,181,962
Time Warner Cable, Inc.	2,540	272,669
Time Warner, Inc.	42,754	2,587,900
Viacom, Inc., Class B	24,594	1,956,699

		24,786,667

METALS AND MINING — 0.6%
BHP Billiton Ltd.	57,612	1,833,173
Century Aluminum Co.(1)	3,339	26,078
Compass Minerals International, Inc.	749	55,224
Freeport-McMoRan Copper & Gold, Inc.	26,060	787,533
Grupo Mexico SAB de CV	198,920	568,726
Haynes International, Inc.	1,092	48,299
Hecla Mining Co.	9,204	31,478
Horsehead Holding Corp.(1)	1,653	19,621
Iluka Resources Ltd.	64,176	614,038
Newmont Mining Corp.	15,570	494,659
Nucor Corp.	10,288	468,001
Rio Tinto plc	28,851	1,302,414

		6,249,244

MULTI-UTILITIES — 0.3%
Avista Corp.	2,875	75,526

Consolidated Edison, Inc.	8,770	493,137
DTE Energy Co.	9,138	611,058
National Grid plc	65,837	757,555
Northwestern Corp.	3,050	122,519
PG&E Corp.	22,402	926,547

		2,986,342

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	13,882	1,058,641
Macy's, Inc.	12,200	542,046
PT Matahari Department Store Tbk(1)	428,000	487,967
SACI Falabella	66,905	662,035
Target Corp.	50,732	3,211,843

		5,962,532

OIL, GAS AND CONSUMABLE FUELS — 3.9%
Alliance Resource Partners LP	388	29,209
Alon USA Partners LP	1,166	18,469
Anadarko Petroleum Corp.	7,365	673,308
Apache Corp.	18,166	1,556,463
Ardmore Shipping Corp.(1)	2,448	33,440
Athlon Energy, Inc.(1)	4,400	122,320
BG Group plc	100,506	1,911,104
Cabot Oil & Gas Corp.	65,896	2,578,510
Chevron Corp.	33,997	4,094,259
CNOOC Ltd.	811,000	1,610,611
ConocoPhillips	9,175	608,303
Delek US Holdings, Inc.	8,642	214,840
Devon Energy Corp.	8,604	491,202
Dragon Oil plc	56,716	520,765
Energy XXI Bermuda Ltd.	1,700	45,169
ENI SpA	41,078	938,144
EOG Resources, Inc.	12,087	1,898,263
Exxon Mobil Corp.	79,312	6,912,834
Gulfport Energy Corp.(1)	18,076	1,066,484
HollyFrontier Corp.	1,032	45,903
Hugoton Royalty Trust	3,379	27,032
Imperial Oil Ltd.	31,655	1,321,738
Jones Energy, Inc.(1)	2,225	33,041
Kodiak Oil & Gas Corp.(1)	8,272	82,637
Marathon Petroleum Corp.	23,152	1,678,752
Murphy Oil Corp.	6,306	425,151
Noble Energy, Inc.	21,593	1,326,458
NovaTek OAO GDR	6,642	795,712
Oasis Petroleum, Inc.(1)	23,179	908,617
Occidental Petroleum Corp.	27,410	2,417,836
Pacific Coast Oil Trust	2,957	53,729
Pacific Rubiales Energy Corp.	36,220	685,336
Peabody Energy Corp.	5,084	87,445
Phillips 66	16,766	957,339
Rosetta Resources, Inc.(1)	1,840	85,615
Royal Dutch Shell plc, Class A	17,160	555,421
Scorpio Tankers, Inc.	3,577	33,731
Southwestern Energy Co.(1)	12,759	487,394

Total SA ADR	13,400	741,154
Vaalco Energy, Inc.(1)	5,369	29,852
Valero Energy Corp.	36,578	1,299,616
Western Refining, Inc.	26,010	762,873
Williams Partners LP	8,159	402,483

		40,568,562

PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	1,790	41,349
Clearwater Paper Corp.(1)	1,040	49,566
International Paper Co.	10,660	503,259
KapStone Paper and Packaging Corp.	4,698	197,316
Neenah Paper, Inc.	2,113	77,336
P.H. Glatfelter Co.	829	21,239
Wausau Paper Corp.	2,581	28,313

		918,378

PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	12,832	838,700
Hengan International Group Co. Ltd.	42,000	460,110
Hypermarcas SA	104,300	707,296
L'Oreal SA	10,477	1,748,175
Nu Skin Enterprises, Inc., Class A	214	17,914
Prestige Brands Holdings, Inc.(1)	4,871	158,161

		3,930,356

PHARMACEUTICALS — 4.4%
AbbVie, Inc.	61,846	2,635,258
Actavis, Inc.(1)	23,417	3,165,510
Akorn, Inc.(1)	2,809	50,478
Allergan, Inc.	18,116	1,601,092
Aspen Pharmacare Holdings Ltd.	36,948	848,063
Auxilium Pharmaceuticals, Inc.(1)	2,418	42,194
Bayer AG	17,850	1,982,626
Bristol-Myers Squibb Co.	59,445	2,478,262
Eli Lilly & Co.	42,969	2,208,607
Hospira, Inc.(1)	11,470	447,674
Impax Laboratories, Inc.(1)	1,016	20,706
Jazz Pharmaceuticals plc(1)	525	46,037
Johnson & Johnson	71,336	6,164,144
Mallinckrodt plc(1)	8,078	352,605
Medicines Co. (The)(1)	2,134	67,456
Merck & Co., Inc.	94,880	4,486,875
Nektar Therapeutics(1)	3,827	46,613
Novartis AG	28,658	2,089,790
Novo Nordisk A/S B Shares	6,522	1,089,648
Pacira Pharmaceuticals, Inc.(1)	1,410	51,070
Perrigo Co.	28,700	3,488,485
Pfizer, Inc.	194,420	5,484,588
Questcor Pharmaceuticals, Inc.	1,746	116,423
Roche Holding AG	12,818	3,197,440
Sanofi	21,929	2,106,735
Santarus, Inc.(1)	2,394	53,913
ViroPharma, Inc.(1)	2,430	73,264

VIVUS, Inc.(1)	4,381	54,894
Zoetis, Inc.	36,747	1,071,175

		45,521,625

PROFESSIONAL SERVICES — 0.4%
Adecco SA	19,691	1,240,145
Barrett Business Services, Inc.	2,481	159,454
Capita Group plc (The)	100,141	1,479,723
CDI Corp.	4,049	54,904
Experian plc	49,312	863,533
Huron Consulting Group, Inc.(1)	2,614	124,426
Kforce, Inc.	3,837	62,428
On Assignment, Inc.(1)	7,866	237,317
WageWorks, Inc.(1)	4,746	198,098

		4,420,028

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.1%
Acadia Realty Trust	5,600	130,648
American Campus Communities, Inc.	12,561	418,407
American Tower Corp.	7,952	552,585
Annaly Capital Management, Inc.	42,737	498,741
Apartment Investment & Management Co., Class A	10,641	292,947
Apollo Commercial Real Estate Finance, Inc.	2,091	31,407
Armada Hoffler Properties, Inc.	2,085	19,578
Associated Estates Realty Corp.	2,553	35,155
AvalonBay Communities, Inc.	3,956	490,148
Boston Properties, Inc.	7,814	800,935
Brandywine Realty Trust	3,582	45,921
Camden Property Trust	2,509	155,031
Campus Crest Communities, Inc.	4,252	44,986
Capstead Mortgage Corp.	1,175	13,795
CBL & Associates Properties, Inc.	5,921	113,683
Chatham Lodging Trust	1,854	33,557
Chimera Investment Corp.	4,513	13,268
Cole Real Estate Investment, Inc.	27,961	308,689
Colony Financial, Inc.	833	16,468
Corporate Office Properties Trust	2,906	66,199
Corrections Corp. of America	15,492	510,307
Cousins Properties, Inc.	24,579	244,069
CubeSmart	10,500	174,825
DCT Industrial Trust, Inc.	49,734	332,720
DDR Corp.	26,274	407,773
DiamondRock Hospitality Co.	7,264	70,388
Digital Realty Trust, Inc.	6,333	352,115
Douglas Emmett, Inc.	11,300	261,030
Duke Realty Corp.	17,561	256,215
Equity One, Inc.	9,200	195,592
Equity Residential	11,128	577,432
Essex Property Trust, Inc.	2,705	387,654
Excel Trust, Inc.	2,189	25,524
Extra Space Storage, Inc.	11,336	467,383
Federal Realty Investment Trust	2,520	245,221
First Industrial Realty Trust, Inc.	14,170	214,392
General Growth Properties, Inc.	22,356	428,788

HCP, Inc.	13,839	563,663
Health Care REIT, Inc.	12,030	739,123
Highwoods Properties, Inc.	614	20,741
Host Hotels & Resorts, Inc.	30,492	519,279
Hudson Pacific Properties, Inc.	5,447	108,668
Kilroy Realty Corp.	9,484	462,724
Kimco Realty Corp.	21,671	434,070
LaSalle Hotel Properties	2,443	64,813
Macerich Co. (The)	8,390	472,189
Mack-Cali Realty Corp.	1,501	32,422
Medical Properties Trust, Inc.	1,864	21,529
MFA Financial, Inc.	4,652	33,494
National Retail Properties, Inc.	8,071	247,215
New Residential Investment Corp.	18,222	115,710
Omega Healthcare Investors, Inc.	2,392	67,933
Parkway Properties, Inc.	11,898	194,532
Pebblebrook Hotel Trust	6,296	161,178
Pennsylvania Real Estate Investment Trust	1,111	20,609
PennyMac Mortgage Investment Trust	1,025	21,576
Piedmont Office Realty Trust, Inc., Class A	34,030	584,635
Post Properties, Inc.	5,300	239,719
ProLogis, Inc.	21,571	760,162
Public Storage	6,000	916,020
Regency Centers Corp.	4,800	228,240
RLJ Lodging Trust	12,433	285,710
Rouse Properties, Inc.	2,081	38,582
Simon Property Group, Inc.	13,309	1,938,190
SL Green Realty Corp.	2,923	254,856
Sovran Self Storage, Inc.	1,222	80,982
Spirit Realty Capital, Inc.	13,200	114,972
Summit Hotel Properties, Inc.	3,758	35,851
Sunstone Hotel Investors, Inc.(1)	16,180	194,645
Taubman Centers, Inc.	4,032	271,797
UDR, Inc.	6,856	154,877
Urstadt Biddle Properties, Inc., Class A	2,459	48,024
Ventas, Inc.	17,879	1,113,147
Vornado Realty Trust	9,619	782,025
Washington Real Estate Investment Trust	1,465	35,687
Weingarten Realty Investors	9,277	266,343

		21,879,508

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	53,555	1,171,248
China Overseas Land & Investment Ltd.	522,000	1,555,004
Countrywide plc	5,454	46,486
Daito Trust Construction Co. Ltd.	5,200	476,651
Forest City Enterprises, Inc. Class A(1)	16,400	293,560
Mitsubishi Estate Co. Ltd.	54,000	1,407,954
Realogy Holdings Corp.(1)	14,141	598,589

		5,549,492

ROAD AND RAIL — 1.0%
Arkansas Best Corp.	3,690	91,807
Canadian Pacific Railway Ltd.	7,361	865,667

Canadian Pacific Railway Ltd. New York Shares	20,863	2,462,460
Celadon Group, Inc.	2,840	51,518
Heartland Express, Inc.	36,106	502,595
Kansas City Southern	29,261	3,084,695
Marten Transport Ltd.	4,030	71,291
Saia, Inc.(1)	2,073	62,211
Swift Transportation Co.(1)	11,500	206,540
Union Pacific Corp.	17,280	2,653,171

		10,051,955

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Altera Corp.	36,895	1,297,597
Analog Devices, Inc.	3,423	158,417
Applied Materials, Inc.	60,840	913,208
ARM Holdings plc	71,716	972,460
ASML Holding NV	25,265	2,214,190
Avago Technologies Ltd.	27,484	1,058,409
Broadcom Corp., Class A	38,574	974,379
Cavium Networks, Inc.(1)	3,170	120,365
Cree, Inc.(1)	6,260	347,367
Cypress Semiconductor Corp.	3,276	37,084
Diodes, Inc.(1)	4,040	100,596
Freescale Semiconductor Ltd.(1)	33,975	486,522
Intel Corp.	62,847	1,381,377
Intersil Corp., Class A	4,865	50,450
KLA-Tencor Corp.	5,096	281,044
Linear Technology Corp.	36,818	1,411,234
Maxim Integrated Products, Inc.	9,669	269,233
MediaTek, Inc.	121,000	1,483,968
Microchip Technology, Inc.	13,343	517,842
MKS Instruments, Inc.	1,778	44,539
Nanometrics, Inc.(1)	4,688	66,992
NXP Semiconductor NV(1)	26,977	1,002,735
Photronics, Inc.(1)	13,391	97,487
Power Integrations, Inc.	1,889	98,455
Samsung Electronics Co. Ltd.	3,524	4,342,896
Semtech Corp.(1)	5,259	156,298
Seoul Semiconductor Co. Ltd.	17,650	595,462
Skyworks Solutions, Inc.(1)	2,225	56,426
Spansion, Inc., Class A(1)	5,366	55,646
Taiwan Semiconductor Manufacturing Co. Ltd.	803,425	2,698,264
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	40,384	668,759
Teradyne, Inc.(1)	36,037	553,168
Texas Instruments, Inc.	9,747	372,335
Ultratech, Inc.(1)	3,678	104,014
Xilinx, Inc.	35,120	1,524,910

		26,514,128

SOFTWARE — 2.9%
Activision Blizzard, Inc.	47,469	774,694
Aspen Technology, Inc.(1)	6,618	221,240
AVG Technologies NV(1)	2,406	52,138
Bottomline Technologies (de), Inc.(1)	4,859	132,262
BroadSoft, Inc.(1)	4,709	151,583

CA, Inc.	28,769	841,493
Cadence Design Systems, Inc.(1)	127,353	1,715,445
Citrix Systems, Inc.(1)	11,520	815,270
CommVault Systems, Inc.(1)	22,671	1,900,510
Compuware Corp.	3,069	32,746
Dassault Systemes SA	7,358	939,892
Electronic Arts, Inc.(1)	103,974	2,769,867
FleetMatics Group plc(1)	1,200	59,340
Infoblox, Inc.(1)	1,490	52,001
Informatica Corp.(1)	3,931	140,612
Interactive Intelligence, Inc.(1)	1,924	113,324
Manhattan Associates, Inc.(1)	1,230	107,625
Mentor Graphics Corp.	2,568	56,907
Microsoft Corp.	229,509	7,665,601
Monotype Imaging Holdings, Inc.	3,912	100,734
NetSuite, Inc.(1)	23,376	2,324,276
Oracle Corp.	186,844	5,952,850
PROS Holdings, Inc.(1)	3,035	99,548
PTC, Inc.(1)	826	21,534
QLIK Technologies, Inc.(1)	4,023	131,914
Qualys, Inc.(1)	3,650	72,963
Splunk, Inc.(1)	26,991	1,490,173
SS&C Technologies Holdings, Inc.(1)	3,230	114,310
Synchronoss Technologies, Inc.(1)	1,553	53,392
Tangoe, Inc.(1)	3,410	70,894
Tyler Technologies, Inc.(1)	1,062	78,471
Ultimate Software Group, Inc.(1)	5,987	839,437

		29,893,046

SPECIALTY RETAIL — 3.5%
Aeropostale, Inc.(1)	1,917	15,585
American Eagle Outfitters, Inc.	38,417	555,894
Asbury Automotive Group, Inc.(1)	906	44,512
Barnes & Noble, Inc.(1)	930	12,713
Bed Bath & Beyond, Inc.(1)	1,679	123,809
Best Buy Co., Inc.	26,293	946,548
Buckle, Inc. (The)	5,729	296,648
Cabela's, Inc.(1)	1,022	66,972
Chico's FAS, Inc.	27,861	434,632
Conn's, Inc.(1)	4,763	317,263
Destination Maternity Corp.	1,537	42,682
DSW, Inc., Class A	16,047	1,381,486
Foot Locker, Inc.	13,516	435,215
GameStop Corp., Class A	12,045	604,779
Gap, Inc. (The)	31,611	1,278,349
Genesco, Inc.(1)	366	22,575
GNC Holdings, Inc. Class A	55,281	2,812,144
Group 1 Automotive, Inc.	287	22,021
Home Depot, Inc. (The)	62,972	4,690,784
Inditex SA	7,287	964,531
Kingfisher plc	272,290	1,624,577
Lithia Motors, Inc., Class A	4,016	263,530
Lowe's Cos., Inc.	66,538	3,048,771
Lumber Liquidators Holdings, Inc.(1)	8,885	883,347

MarineMax, Inc.(1)	3,460	42,350
Mr Price Group Ltd.	39,240	477,910
O'Reilly Automotive, Inc.(1)	19,810	2,430,885
OfficeMax, Inc.	1,932	21,001
Penske Automotive Group, Inc.	957	37,352
PetSmart, Inc.	38,072	2,681,411
Rent-A-Center, Inc.	2,620	98,276
Restoration Hardware Holdings, Inc.(1)	2,420	168,263
Ross Stores, Inc.	21,603	1,453,018
Rue21, Inc.(1)	269	10,989
Signet Jewelers Ltd.	32,616	2,165,702
Stage Stores, Inc.	1,466	27,312
Staples, Inc.	50,067	696,432
Tractor Supply Co.	28,988	3,547,262
Urban Outfitters, Inc.(1)	20,286	850,592

		35,598,122

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
adidas AG	9,448	998,956
Burberry Group plc	40,399	960,381
Cie Financiere Richemont SA	10,759	1,022,189
Coach, Inc.	23,100	1,219,911
Culp, Inc.	2,820	54,031
Eclat Textile Co. Ltd.	85,680	765,908
Fifth & Pacific Cos., Inc.(1)	5,310	126,590
Hanesbrands, Inc.	80,801	4,806,044
Iconix Brand Group, Inc.(1)	4,928	161,737
Luxottica Group SpA	16,597	865,352
Michael Kors Holdings Ltd.(1)	13,339	988,287
Movado Group, Inc.	1,294	55,137
Pandora A/S	9,900	356,412
Prada SpA	87,900	866,027
PVH Corp.	20,360	2,621,350
Ralph Lauren Corp.	7,010	1,159,524
Shenzhou International Group Holdings Ltd.	63,000	204,734
Under Armour, Inc. Class A(1)	11,603	842,842
Vera Bradley, Inc.(1)	3,704	72,747

		18,148,159

THRIFTS AND MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	2,147	26,408
Brookline Bancorp., Inc.	2,142	19,385
Capitol Federal Financial, Inc.	13,086	160,173
Dime Community Bancshares, Inc.	1,552	24,708
MGIC Investment Corp.(1)	3,093	22,331
Ocwen Financial Corp.(1)	20,091	1,013,390
Oritani Financial Corp.	3,048	47,275
People's United Financial, Inc.	33,997	483,437
Provident Financial Services, Inc.	1,433	23,186
Radian Group, Inc.	1,594	21,599

		1,841,892

TOBACCO — 1.0%
Altria Group, Inc.	7,600	257,488

British American Tobacco plc	18,802	948,425
ITC Ltd.	254,919	1,191,062
Japan Tobacco, Inc.	41,100	1,396,023
Lorillard, Inc.	39,787	1,682,990
Philip Morris International, Inc.	45,455	3,792,765
Universal Corp.	14,264	699,221

		9,967,974

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	337	16,048
Ashtead Group plc	116,592	1,165,403
Brenntag AG	3,180	483,327
DXP Enterprises, Inc.(1)	1,737	118,081
Edgen Group, Inc.(1)	1,432	10,554
H&E Equipment Services, Inc.	4,707	113,345
Kaman Corp.	1,191	41,923
Mitsubishi Corp.	51,200	960,538
PT AKR Corporindo Tbk	753,000	274,100
United Rentals, Inc.(1)	29,116	1,594,683
Watsco, Inc.	1,052	94,470
Wolseley plc	21,230	1,072,545

		5,945,017

TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	633	5,792
TAV Havalimanlari Holding AS	59,050	318,830

		324,622

WATER UTILITIES†
Artesian Resources Corp., Class A	1,203	26,225

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Advanced Info Service PCL	22,200	165,517
Axiata Group Bhd	434,700	891,964
Idea Cellular Ltd.(1)	413,232	1,000,088
KDDI Corp.	29,426	1,407,089
MegaFon OAO GDR	9,790	330,902
Mobile Telesystems OJSC ADR(1)	23,793	503,460
Rogers Communications, Inc., Class B	7,248	286,190
SBA Communications Corp., Class A(1)	33,656	2,524,200
Shin Corp. PCL NVDR	183,300	432,768

		7,542,178

TOTAL COMMON STOCKS (Cost $622,387,132)		807,757,433

CORPORATE BONDS — 7.5%

AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	190,000	189,050
L-3 Communications Corp., 4.75%, 7/15/20	50,000	51,975
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	96,933
Raytheon Co., 2.50%, 12/15/22	30,000	27,186
Triumph Group, Inc., 8.00%, 11/15/17	115,000	121,037
United Technologies Corp., 6.05%, 6/1/36	106,000	126,632

		612,813

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	158,625
Dana Holding Corp., 6.75%, 2/15/21	25,000	26,656
Delphi Corp., 5.875%, 5/15/19	125,000	133,125
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	55,375
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	138,544
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	21,000	22,943
Visteon Corp., 6.75%, 4/15/19	75,000	79,875

		615,143

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(2)	160,000	165,165
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	29,375
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	345,000	376,481
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	150,000	154,076
Ford Motor Co., 4.75%, 1/15/43	20,000	17,694
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	60,000	64,583
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	121,777
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	141,297
General Motors Financial Co., Inc., 3.25%, 5/15/18(2)	125,000	120,312

		1,190,760

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	262,679
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	90,000	82,716
Brown-Forman Corp., 3.75%, 1/15/43	20,000	17,095
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	102,141
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	142,031
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	41,435
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	110,000	112,022

		760,119

BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	100,000	100,967
Amgen, Inc., 4.10%, 6/15/21	40,000	40,954
Amgen, Inc., 5.375%, 5/15/43	20,000	20,033
Celgene Corp., 3.25%, 8/15/22	40,000	37,580
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	42,480

		242,014

BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	100,000	111,000
Masco Corp., 5.95%, 3/15/22	115,000	120,750
USG Corp., 8.375%, 10/15/18(2)	100,000	110,000

		341,750

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	170,000	196,155
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	199,000
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	138,125
E*TRADE Financial Corp., 6.00%, 11/15/17	65,000	67,600
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(2)	100,000	96,875
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	74,727

Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	125,000	130,060

		902,542

CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22(2)	120,000	112,500
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	62,012
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	72,956
Eastman Chemical Co., 2.40%, 6/1/17	40,000	40,195
Eastman Chemical Co., 3.60%, 8/15/22	100,000	96,771
Ecolab, Inc., 4.35%, 12/8/21	30,000	31,346
EI du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	18,157
Hexion US Finance Corp., 6.625%, 4/15/20(2)	125,000	124,063
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	179,812
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	99,500
Huntsman International LLC, 8.625%, 3/15/21	50,000	56,000
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	109,875
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	134,375
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	113,376
Momentive Performance Materials, Inc., 10.00%, 10/15/20	125,000	129,687
Momentive Performance Materials, Inc., 9.00%, 1/15/21	75,000	65,063
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	25,000	24,688

		1,470,376

COMMERCIAL BANKS — 0.4%
Bank of America N.A., 5.30%, 3/15/17	510,000	556,260
Bank of Montreal, MTN, 1.45%, 4/9/18	40,000	38,760
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	81,989
BB&T Corp., MTN, 5.70%, 4/30/14	50,000	51,698
BB&T Corp., MTN, 3.20%, 3/15/16	105,000	109,738
BB&T Corp., MTN, 2.05%, 6/19/18	40,000	39,490
Capital One Financial Corp., 1.00%, 11/6/15	40,000	39,742
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	49,614
HSBC Bank plc, 3.50%, 6/28/15(2)	100,000	104,772
Intesa Sanpaolo SpA, 3.875%, 1/16/18	20,000	19,499
KBC Bank NV, VRN, 8.00%, 1/25/18	200,000	204,210
KFW, 4.125%, 10/15/14	160,000	166,760
KFW, 2.00%, 6/1/16	160,000	165,003
KFW, 2.00%, 10/4/22	50,000	46,039
LBG Capital No.1 plc, 7.875%, 11/1/20(2)	250,000	266,875
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(2)	100,000	104,850
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)	245,000	224,175
Regions Bank, 6.45%, 6/26/37	175,000	182,239
Regions Financial Corp., 5.75%, 6/15/15	70,000	75,104
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	300,000	270,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	123,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	110,000	116,714
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	30,591
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	123,634
U.S. Bancorp., 3.44%, 2/1/16	70,000	72,979
U.S. Bancorp., MTN, 3.00%, 3/15/22	50,000	48,409
U.S. Bancorp., MTN, 2.95%, 7/15/22	20,000	18,683
Wachovia Bank N.A., 4.80%, 11/1/14	181,000	189,626
Wells Fargo & Co., 3.68%, 6/15/16	90,000	95,638
Wells Fargo & Co., MTN, 2.10%, 5/8/17	10,000	10,119

Wells Fargo & Co., MTN, 4.60%, 4/1/21	80,000	86,175

		3,712,510

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(2)	105,000	113,006
Ceridian Corp., 8.875%, 7/15/19(2)	175,000	197,750
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	109,175
Emergency Medical Services Corp., 8.125%, 6/1/19	125,000	135,781
Iron Mountain, Inc., 8.375%, 8/15/21	42,000	45,885
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	140,662
Republic Services, Inc., 3.80%, 5/15/18	40,000	42,266
Republic Services, Inc., 3.55%, 6/1/22	30,000	29,069
ServiceMaster Co., 8.00%, 2/15/20	70,000	67,288
Waste Management, Inc., 6.125%, 11/30/39	70,000	79,831

		960,713

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	96,875
Apple, Inc., 1.00%, 5/3/18	60,000	57,310
Apple, Inc., 2.40%, 5/3/23	130,000	117,428
Avaya, Inc., 7.00%, 4/1/19(2)	140,000	128,800
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	30,000	27,815
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	58,576
CommScope, Inc., 8.25%, 1/15/19(2)	75,000	82,125
Crown Castle International Corp., 5.25%, 1/15/23	150,000	142,500
Nokia Oyj, 5.375%, 5/15/19	50,000	47,875
SBA Communications Corp., 5.625%, 10/1/19	50,000	49,500

		808,804

COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	40,000	39,609
Dell, Inc., 5.875%, 6/15/19	120,000	121,406
Hewlett-Packard Co., 4.30%, 6/1/21	90,000	86,812
Hewlett-Packard Co., 4.65%, 12/9/21	50,000	48,978
Seagate Technology HDD Holdings, 6.80%, 10/1/16	8,000	8,940

		305,745

CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	107,750
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	111,563
Covanta Holding Corp., 7.25%, 12/1/20	120,000	128,730
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	54,125
Nortek, Inc., 8.50%, 4/15/21	125,000	135,937
Owens Corning, 4.20%, 12/15/22	50,000	48,378
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	95,000	100,700
Vulcan Materials Co., 7.00%, 6/15/18	100,000	112,500

		799,683

CONSUMER FINANCE — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	48,393
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,158
American Express Credit Corp., MTN, 2.75%, 9/15/15	150,000	155,493
American Express Credit Corp., MTN, 2.375%, 3/24/17	110,000	112,807
CIT Group, Inc., 4.75%, 2/15/15(2)	125,000	129,375
CIT Group, Inc., 4.25%, 8/15/17	370,000	376,013

CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	123,600
Equifax, Inc., 3.30%, 12/15/22	60,000	55,869
PNC Bank N.A., 6.00%, 12/7/17	230,000	263,974
SLM Corp., 5.50%, 1/25/23	125,000	114,196
SLM Corp., MTN, 5.00%, 10/1/13	100,000	100,375
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	51,125
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	179,156
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	97,650

		1,878,184

CONTAINERS AND PACKAGING — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	134,375
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	145,000	155,694
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)	120,000	128,100
Ball Corp., 5.00%, 3/15/22	115,000	113,562
BWAY Holding Co., 10.00%, 6/15/18	95,000	104,500
Consolidated Container Co., 10.125%, 7/15/20(2)	800,000	868,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(2)	105,000	97,388
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	75,000	78,000

		1,679,619

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	19,477
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	36,827
Johns Hopkins University, 4.08%, 7/1/53	20,000	18,061
Laureate Education, Inc., 9.25%, 9/1/19(2)	125,000	135,625

		209,990

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 8.30%, 2/12/15	200,000	216,500
Ally Financial, Inc., 4.625%, 6/26/15	125,000	129,433
Ally Financial, Inc., 5.50%, 2/15/17	125,000	132,157
Ally Financial, Inc., 6.25%, 12/1/17	100,000	107,483
Ally Financial, Inc., 8.00%, 3/15/20	100,000	115,625
Ally Financial, Inc., 8.00%, 11/1/31	70,000	80,850
Bank of America Corp., 4.50%, 4/1/15	130,000	136,363
Bank of America Corp., 3.75%, 7/12/16	100,000	105,510
Bank of America Corp., 6.50%, 8/1/16	10,000	11,279
Bank of America Corp., 5.75%, 12/1/17	120,000	134,242
Bank of America Corp., 5.70%, 1/24/22	170,000	187,564
BNP Paribas SA, MTN, 2.70%, 8/20/18	50,000	49,787
Citigroup, Inc., 4.75%, 5/19/15	50,000	52,976
Citigroup, Inc., 5.50%, 2/15/17	60,000	65,113
Citigroup, Inc., 6.125%, 11/21/17	240,000	275,049
Citigroup, Inc., 1.75%, 5/1/18	40,000	38,462
Citigroup, Inc., 4.50%, 1/14/22	240,000	249,596
Citigroup, Inc., 4.05%, 7/30/22	30,000	28,861
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	210,000	223,965
Deutsche Bank AG (London), 3.875%, 8/18/14	130,000	133,824
General Electric Capital Corp., 2.25%, 11/9/15	130,000	133,143
General Electric Capital Corp., MTN, 5.00%, 1/8/16	100,000	108,528
General Electric Capital Corp., MTN, 5.625%, 9/15/17	415,000	469,453
General Electric Capital Corp., MTN, 6.00%, 8/7/19	220,000	253,466
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	300,000	335,553

Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	150,000	147,249
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	50,000	49,926
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	80,000	87,014
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	80,000	87,834
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	60,000	61,860
HSBC Holdings plc, 5.10%, 4/5/21	70,000	76,507
HSBC Holdings plc, 4.00%, 3/30/22	30,000	30,252
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	125,000	129,687
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	90,000	94,950
JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	549,147
JPMorgan Chase & Co., 4.625%, 5/10/21	30,000	31,729
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	37,440
Morgan Stanley, 4.20%, 11/20/14	125,000	129,740
Morgan Stanley, 4.75%, 3/22/17	50,000	53,633
Morgan Stanley, 5.75%, 1/25/21	50,000	55,200
Morgan Stanley, 3.75%, 2/25/23	80,000	75,986
Morgan Stanley, MTN, 6.625%, 4/1/18	210,000	240,625
Morgan Stanley, MTN, 5.625%, 9/23/19	140,000	154,067
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	230,000	243,225
Societe Generale SA, VRN, 5.92%, 4/5/17(2)	100,000	99,018
UBS AG, 7.625%, 8/17/22	160,000	175,550
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	230,002
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	150,000	157,500

		6,772,923

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22	120,000	107,068
AT&T, Inc., 6.55%, 2/15/39	110,000	126,160
AT&T, Inc., 4.30%, 12/15/42	60,000	51,495
British Telecommunications plc, 5.95%, 1/15/18	170,000	193,898
CenturyLink, Inc., 7.65%, 3/15/42	100,000	90,500
Cincinnati Bell, Inc., 8.75%, 3/15/18	200,000	208,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	170,000	171,416
Frontier Communications Corp., 7.125%, 3/15/19	165,000	174,075
Frontier Communications Corp., 8.50%, 4/15/20	50,000	54,875
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	105,750
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	155,000	167,012
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	134,062
Level 3 Financing, Inc., 10.00%, 2/1/18	125,000	134,844
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	126,563
Level 3 Financing, Inc., 8.625%, 7/15/20	225,000	241,875
Orange SA, 4.375%, 7/8/14	190,000	195,668
Sprint Capital Corp., 6.90%, 5/1/19	135,000	139,725
Sprint Capital Corp., 8.75%, 3/15/32	100,000	103,000
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	43,437
Telefonica Emisiones SAU, 5.88%, 7/15/19	110,000	117,369
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	10,229
Virgin Media Finance plc, 8.375%, 10/15/19	85,000	92,650
Windstream Corp., 7.875%, 11/1/17	200,000	223,000
Windstream Corp., 7.75%, 10/15/20	115,000	118,163
Windstream Corp., 6.375%, 8/1/23	95,000	86,331

		3,217,665

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	21,000	24,255
Edison Mission Energy, 7.00%, 5/15/17(1)(3)	375,000	240,938

		265,193

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	98,800
Sanmina Corp., 7.00%, 5/15/19(2)	140,000	147,700
Viasystems, Inc., 7.875%, 5/1/19(2)	50,000	53,500

		300,000

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	147,538
Ensco plc, 3.25%, 3/15/16	60,000	62,488
Ensco plc, 4.70%, 3/15/21	60,000	63,452
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21(2)	140,000	134,400
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)	100,000	110,000
Pioneer Drilling Co., 9.875%, 3/15/18	125,000	135,781
Transocean, Inc., 2.50%, 10/15/17	40,000	39,625
Transocean, Inc., 6.50%, 11/15/20	70,000	77,370
Transocean, Inc., 6.375%, 12/15/21	20,000	22,052
Weatherford International Ltd., 9.625%, 3/1/19	70,000	88,042

		880,748

FOOD AND STAPLES RETAILING — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	250,000	273,750
CVS Caremark Corp., 2.75%, 12/1/22	100,000	92,372
Kroger Co. (The), 6.40%, 8/15/17	120,000	137,801
Kroger Co. (The), 5.15%, 8/1/43	30,000	29,313
Rite Aid Corp., 9.25%, 3/15/20	160,000	181,800
Rite Aid Corp., 6.75%, 6/15/21(2)	125,000	127,187
Safeway, Inc., 4.75%, 12/1/21	20,000	20,239
SUPERVALU, Inc., 8.00%, 5/1/16	175,000	191,625
Wal-Mart Stores, Inc., 2.55%, 4/11/23	20,000	18,410
Wal-Mart Stores, Inc., 5.875%, 4/5/27	213,000	258,957
Walgreen Co., 1.80%, 9/15/17	40,000	39,688
Walgreen Co., 3.10%, 9/15/22	100,000	93,717

		1,464,859

FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20(2)	65,000	66,625
Del Monte Corp., 7.625%, 2/15/19	190,000	198,550
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	65,000	68,087
Kellogg Co., 4.45%, 5/30/16	170,000	183,628
Kraft Foods Group, Inc., 6.125%, 8/23/18	51,000	59,551
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	29,401
Mead Johnson Nutrition Co., 3.50%, 11/1/14	70,000	71,749
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	82,687
Mondelez International, Inc., 6.125%, 2/1/18	19,000	21,854
Mondelez International, Inc., 6.50%, 2/9/40	30,000	35,359
Post Holdings, Inc., 7.375%, 2/15/22	125,000	132,500
Smithfield Foods, Inc., 7.75%, 7/1/17	130,000	146,900
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	77,062

Tyson Foods, Inc., 4.50%, 6/15/22	20,000	20,566

		1,194,519

GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(2)	150,000	141,375
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	50,000	51,625
El Paso Corp., 6.875%, 6/15/14	125,000	130,662
El Paso Corp., 7.25%, 6/1/18	70,000	79,247
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	50,000	57,477
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	104,170
Energy Transfer Equity LP, 7.50%, 10/15/20	125,000	136,875
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	31,602
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	37,136
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	43,071
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	138,350
Enterprise Products Operating LLC, 4.85%, 3/15/44	60,000	57,305
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	130,000	153,176
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	30,000	29,304
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	70,000	77,920
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	425,000	462,443
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	101,875
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	97,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31,802
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	90,000	89,044
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	125,000	125,625
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(2)	100,000	96,000
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	90,000	83,145
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	55,120
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(2)	150,000	133,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	54,689
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	44,930
Williams Partners LP, 4.125%, 11/15/20	80,000	80,400

		2,724,868

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	30,000	28,937
Biomet, Inc., 6.50%, 8/1/20	160,000	164,800
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	50,563
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	166,125
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	52,562
Medtronic, Inc., 2.75%, 4/1/23	50,000	46,455

		509,442

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	60,000	54,695
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	80,156
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	158,250
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	55,000	55,619
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	60,000	63,150
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	63,900
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	109,450
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	153,568

Express Scripts, Inc., 7.25%, 6/15/19	90,000	109,334
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	143,150
Gentiva Health Services, Inc., 11.50%, 9/1/18	140,000	147,350
HCA Holdings, Inc., 7.75%, 5/15/21	140,000	149,450
HCA, Inc., 5.75%, 3/15/14	125,000	127,500
HCA, Inc., 6.50%, 2/15/16	200,000	217,500
HCA, Inc., 8.50%, 4/15/19	125,000	135,313
HCA, Inc., 7.25%, 9/15/20	100,000	109,125
HCA, Inc., 7.50%, 2/15/22	165,000	179,850
Health Management Associates, Inc., 7.375%, 1/15/20	100,000	112,250
Healthsouth Corp., 8.125%, 2/15/20	70,000	77,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	145,000	152,612
NYU Hospitals Center, 4.43%, 7/1/42	30,000	24,854
Radiation Therapy Services, Inc., 8.875%, 1/15/17	120,000	114,300
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	171,806
UnitedHealth Group, Inc., 2.875%, 3/15/23	40,000	37,116
UnitedHealth Group, Inc., 4.25%, 3/15/43	60,000	54,265
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	132,031
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	80,625

		3,014,219

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	251,850
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	220,000	227,150
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	400,000	238,000
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	175,000	167,672
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	150,000	159,187
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	83,531
DineEquity, Inc., 9.50%, 10/30/18	75,000	83,813
Marina District Finance Co., Inc., 9.50%, 10/15/15	117,000	123,874
MCE Finance Ltd., 5.00%, 2/15/21(2)	175,000	161,000
MGM Resorts International, 7.625%, 1/15/17	270,000	299,025
MGM Resorts International, 8.625%, 2/1/19	75,000	84,563
Pinnacle Entertainment, 7.50%, 4/15/21	225,000	241,875
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	95,000	106,875
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	78,300
Station Casinos LLC, 7.50%, 3/1/21	150,000	155,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	117,862
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	175,000	173,687

		2,753,514

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	136,875
Beazer Homes USA, Inc., 7.25%, 2/1/23	20,000	20,300
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	124,062
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	52,750
Meritage Homes Corp., 7.00%, 4/1/22	125,000	134,375
Mohawk Industries, Inc., 3.85%, 2/1/23	40,000	37,846
Standard Pacific Corp., 8.375%, 5/15/18	210,000	238,350
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	180,000	197,550
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	166,125

William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	133,125

		1,241,358

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	130,000	126,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	125,000	130,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	42,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	103,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	95,000	104,975
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	133,438
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	149,437
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(2)	50,000	51,875

		842,975

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	88,800
Bombardier, Inc., 5.75%, 3/15/22(2)	100,000	98,000
General Electric Co., 5.25%, 12/6/17	190,000	214,862
General Electric Co., 4.125%, 10/9/42	40,000	36,471
Harland Clarke Holdings Corp., 9.50%, 5/15/15	136,000	136,680
HD Supply, Inc., 8.125%, 4/15/19	100,000	111,750
HD Supply, Inc., 7.50%, 7/15/20(2)	110,000	115,225
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	140,000
SPX Corp., 7.625%, 12/15/14	65,000	69,550

		1,011,338

INSURANCE — 0.3%
Aircastle Ltd., 6.75%, 4/15/17	120,000	127,800
Allstate Corp. (The), 4.50%, 6/15/43	30,000	28,794
American International Group, Inc., 3.65%, 1/15/14	40,000	40,419
American International Group, Inc., 6.40%, 12/15/20	90,000	105,040
American International Group, Inc., 4.875%, 6/1/22	50,000	53,336
American International Group, Inc., 6.82%, 11/15/37	105,000	123,989
American International Group, Inc., MTN, 5.85%, 1/16/18	120,000	135,471
American International Group, Inc., VRN, 8.18%, 5/15/38	100,000	117,750
AXA SA, VRN, 6.46%, 12/14/18(2)	120,000	120,000
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	74,626
Berkshire Hathaway, Inc., 3.00%, 5/15/22	40,000	38,443
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	47,024
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)	125,000	135,000
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	135,000	117,956
Genworth Holdings, Inc., 7.20%, 2/15/21	40,000	45,469
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	60,000	65,314
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	20,000	22,238
Hub International Ltd., 8.125%, 10/15/18(2)	125,000	138,125
ING U.S., Inc., 5.50%, 7/15/22	60,000	64,145
ING U.S., Inc., 5.70%, 7/15/43(2)	50,000	48,854
ING U.S., Inc., VRN, 5.65%, 5/15/23	125,000	115,697

International Lease Finance Corp., 5.75%, 5/15/16	215,000	227,598
International Lease Finance Corp., 8.75%, 3/15/17	205,000	233,444
International Lease Finance Corp., 6.25%, 5/15/19	125,000	129,375
International Lease Finance Corp., MTN, 6.625%, 11/15/13	95,000	96,092
Liberty Mutual Group, Inc., 6.50%, 5/1/42(2)	30,000	33,035
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	175,000	178,500
Lincoln National Corp., 6.25%, 2/15/20	100,000	115,782
Markel Corp., 4.90%, 7/1/22	70,000	73,718
MetLife, Inc., 6.75%, 6/1/16	120,000	137,432
MetLife, Inc., 1.76%, 12/15/17	40,000	39,402
MetLife, Inc., 4.125%, 8/13/42	30,000	26,579
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	29,033
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	67,312
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	42,519
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	39,914
WR Berkley Corp., 4.625%, 3/15/22	40,000	41,053

		3,276,278

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	80,719

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	51,382
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	36,166
First Data Corp., 11.25%, 3/31/16	123,000	123,308
First Data Corp., 7.375%, 6/15/19(2)	175,000	182,437
First Data Corp., 8.875%, 8/15/20(2)	100,000	108,500
First Data Corp., 8.25%, 1/15/21(2)	195,000	200,362
First Data Corp., 12.625%, 1/15/21	175,000	190,094
International Business Machines Corp., 1.95%, 7/22/16	230,000	236,318
SunGard Data Systems, Inc., 7.375%, 11/15/18	125,000	133,438

		1,262,005

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	55,000	53,502

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	173,250
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	84,952
Deere & Co., 5.375%, 10/16/29	120,000	136,791
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	130,200
Navistar International Corp., 8.25%, 11/1/21	50,000	49,938

		575,131

MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	90,000	103,275
Cablevision Systems Corp., 8.625%, 9/15/17	140,000	159,950
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	144,000
CBS Corp., 3.375%, 3/1/22	40,000	37,682
CBS Corp., 4.85%, 7/1/42	30,000	26,397
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	310,000	329,375
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	215,000	197,262
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(2)(3)	200,000	45,000
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	51,700
Clear Channel Communications, Inc., 10.75%, 8/1/16	275,000	239,937
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	221,650

Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	100,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	170,000	179,775
Comcast Corp., 5.90%, 3/15/16	243,000	271,996
Comcast Corp., 6.40%, 5/15/38	60,000	71,133
CSC Holdings LLC, 6.75%, 11/15/21	120,000	126,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	127,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	80,000	83,241
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	90,000	91,953
Discovery Communications LLC, 5.625%, 8/15/19	50,000	57,118
Discovery Communications LLC, 3.25%, 4/1/23	30,000	27,899
DISH DBS Corp., 7.125%, 2/1/16	185,000	202,575
DISH DBS Corp., 4.625%, 7/15/17	130,000	132,275
DISH DBS Corp., 6.75%, 6/1/21	205,000	214,737
DISH DBS Corp., 5.00%, 3/15/23	95,000	88,113
Lamar Media Corp., 5.875%, 2/1/22	115,000	116,437
Lamar Media Corp., 5.00%, 5/1/23	140,000	130,550
McClatchy Co. (The), 9.00%, 12/15/22	50,000	53,000
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	125,000	137,812
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	95,000	99,038
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	67,635
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	53,459
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	141,037
News America, Inc., 6.90%, 8/15/39	100,000	116,404
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	110,000	119,075
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	103,140
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	9,654
Qwest Corp., 7.50%, 10/1/14	90,000	95,509
RR Donnelley & Sons Co., 7.25%, 5/15/18	42,000	46,725
RR Donnelley & Sons Co., 8.25%, 3/15/19	95,000	105,213
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	138,125
Sinclair Television Group, Inc., 9.25%, 11/1/17(2)	95,000	100,700
Sinclair Television Group, Inc., 8.375%, 10/15/18	90,000	98,775
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	95,250
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	90,000	101,205
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	123,125
Time Warner Cable, Inc., 6.75%, 7/1/18	65,000	72,425
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	15,529
Time Warner, Inc., 3.15%, 7/15/15	90,000	93,707
Time Warner, Inc., 7.70%, 5/1/32	130,000	164,273
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	238,500
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	119,625
Valassis Communications, Inc., 6.625%, 2/1/21	75,000	74,250
Viacom, Inc., 4.375%, 9/15/14	80,000	82,844
Viacom, Inc., 4.50%, 3/1/21	30,000	31,054
Viacom, Inc., 3.125%, 6/15/22	30,000	27,624
Viacom, Inc., 4.25%, 9/1/23	50,000	49,463
Videotron Ltee, 5.00%, 7/15/22	175,000	163,625
Visant Corp., 10.00%, 10/1/17	125,000	117,187
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	54,800
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	262,500
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	115,000	117,875

		7,069,092

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	40,000	33,600
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	30,000	26,631
ArcelorMittal, 4.25%, 8/5/15	225,000	232,594
ArcelorMittal, 5.00%, 2/25/17	230,000	236,325
ArcelorMittal, 6.125%, 6/1/18	200,000	206,750
ArcelorMittal, 5.75%, 8/5/20	80,000	79,700
ArcelorMittal, 7.25%, 3/1/41	365,000	331,237
Barrick North America Finance LLC, 4.40%, 5/30/21	70,000	65,391
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	125,000	129,375
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	100,000	102,875
FMG Resources Pty Ltd., 8.25%, 11/1/19(2)	110,000	117,975
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(2)	20,000	17,843
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	26,250
Newmont Mining Corp., 6.25%, 10/1/39	70,000	66,441
Novelis, Inc., 8.375%, 12/15/17	100,000	107,750
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	50,000	48,994
Southern Copper Corp., 5.25%, 11/8/42	20,000	15,452
Steel Dynamics, Inc., 5.25%, 4/15/23(2)	95,000	91,200
Teck Resources Ltd., 3.15%, 1/15/17	60,000	60,721
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	182,162
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	49,649
Xstrata Canada Financial Corp., 4.95%, 11/15/21(2)	50,000	48,575

		2,277,490

MULTI-UTILITIES — 0.2%
Calpine Corp., 7.25%, 10/15/17(2)	100,000	104,750
Calpine Corp., 7.50%, 2/15/21(2)	90,000	95,850
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	30,000	25,488
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	31,000	33,834
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	35,867
Constellation Energy Group, Inc., 5.15%, 12/1/20	50,000	54,058
Consumers Energy Co., 2.85%, 5/15/22	20,000	19,319
Consumers Energy Co., 3.375%, 8/15/23	70,000	69,249
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	141,643
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	46,626
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	30,212
Duke Energy Corp., 3.95%, 9/15/14	80,000	82,666
Duke Energy Corp., 3.55%, 9/15/21	40,000	39,880
Duke Energy Florida, Inc., 6.35%, 9/15/37	40,000	49,025
Edison International, 3.75%, 9/15/17	90,000	94,523
EDP Finance BV, 6.00%, 2/2/18(2)	120,000	124,950
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	114,000	120,698
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(2)	36,036	28,468
Exelon Generation Co. LLC, 4.00%, 10/1/20	40,000	39,772
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	29,109
FirstEnergy Corp., 4.25%, 3/15/23	30,000	27,240
Florida Power Corp., 3.85%, 11/15/42	40,000	35,128
GenOn Energy, Inc., 9.50%, 10/15/18	125,000	141,875
Georgia Power Co., 4.30%, 3/15/42	30,000	27,365
Ipalco Enterprises, Inc., 5.00%, 5/1/18	95,000	98,088
Nisource Finance Corp., 4.45%, 12/1/21	40,000	40,990

Northern States Power Co., 3.40%, 8/15/42	30,000	24,760
NRG Energy, Inc., 7.625%, 1/15/18	125,000	139,062
NRG Energy, Inc., 7.625%, 5/15/19	150,000	159,375
PacifiCorp, 6.00%, 1/15/39	30,000	36,334
Progress Energy, Inc., 3.15%, 4/1/22	40,000	38,244
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	31,121
Sempra Energy, 6.50%, 6/1/16	40,000	45,461
Sempra Energy, 2.875%, 10/1/22	40,000	36,940
Southern Power Co., 5.15%, 9/15/41	20,000	19,961
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	87,656
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	19,899

		2,275,486

MULTILINE RETAIL†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21(2)	125,000	121,562
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	111,250
Target Corp., 4.00%, 7/1/42	50,000	44,990

		277,802

OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	65,000	71,662
Xerox Corp., 2.95%, 3/15/17	30,000	30,624

		102,286

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	133,300
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	127,800
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	175,000	182,875
Anadarko Petroleum Corp., 5.95%, 9/15/16	50,000	56,087
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	34,986
Antero Resources Finance Corp., 7.25%, 8/1/19	100,000	105,500
Apache Corp., 2.625%, 1/15/23	60,000	54,830
Apache Corp., 4.75%, 4/15/43	30,000	28,922
Arch Coal, Inc., 8.75%, 8/1/16	70,000	68,075
BP Capital Markets plc, 3.20%, 3/11/16	70,000	73,495
BP Capital Markets plc, 2.25%, 11/1/16	100,000	102,233
BP Capital Markets plc, 4.50%, 10/1/20	70,000	74,651
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	138,594
Chesapeake Energy Corp., 6.625%, 8/15/20	210,000	226,275
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	99,750
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	125,000	126,250
Chevron Corp., 2.43%, 6/24/20	30,000	29,268
Concho Resources, Inc., 5.50%, 10/1/22	150,000	147,375
Concho Resources, Inc., 5.50%, 4/1/23	125,000	121,875
ConocoPhillips, 5.75%, 2/1/19	160,000	185,411
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	38,322
Consol Energy, Inc., 8.00%, 4/1/17	170,000	180,200
Continental Resources, Inc., 5.00%, 9/15/22	140,000	142,100
Denbury Resources, Inc., 8.25%, 2/15/20	105,000	116,025
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	112,187
Devon Energy Corp., 1.875%, 5/15/17	20,000	19,727
Devon Energy Corp., 5.60%, 7/15/41	60,000	62,199

Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	104,500
EOG Resources, Inc., 5.625%, 6/1/19	120,000	138,660
EOG Resources, Inc., 4.10%, 2/1/21	40,000	41,970
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	250,000	276,250
Forest Oil Corp., 7.50%, 9/15/20	95,000	91,675
Halcon Resources Corp., 8.875%, 5/15/21	100,000	100,750
Hess Corp., 6.00%, 1/15/40	20,000	21,343
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	200,000	189,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	151,500
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,483
Newfield Exploration Co., 5.625%, 7/1/24	88,000	85,360
Noble Energy, Inc., 4.15%, 12/15/21	50,000	51,111
Peabody Energy Corp., 7.375%, 11/1/16	45,000	50,513
Peabody Energy Corp., 6.00%, 11/15/18	300,000	300,000
Peabody Energy Corp., 6.50%, 9/15/20	50,000	49,875
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	30,975
Petro-Canada, 6.80%, 5/15/38	40,000	47,936
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	142,188
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	130,000	127,370
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	88,400
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	26,925
Petroleos Mexicanos, 5.50%, 6/27/44	30,000	26,175
Phillips 66, 4.30%, 4/1/22	80,000	80,836
Pioneer Natural Resources Co., 3.95%, 7/15/22	70,000	69,104
Plains Exploration & Production Co., 6.50%, 11/15/20	150,000	159,650
Plains Exploration & Production Co., 6.625%, 5/1/21	100,000	106,104
Plains Exploration & Production Co., 6.75%, 2/1/22	80,000	85,095
QEP Resources, Inc., 5.25%, 5/1/23	100,000	94,250
Range Resources Corp., 5.75%, 6/1/21	100,000	105,250
Range Resources Corp., 5.00%, 8/15/22	155,000	152,287
Sabine Pass LNG LP, 7.50%, 11/30/16	225,000	248,906
Samson Investment Co., 10.25%, 2/15/20(2)	115,000	120,750
SandRidge Energy, Inc., 7.50%, 3/15/21	135,000	135,000
Shell International Finance BV, 2.375%, 8/21/22	80,000	73,108
Shell International Finance BV, 3.625%, 8/21/42	30,000	25,587
Shell International Finance BV, 4.55%, 8/12/43	40,000	39,979
Statoil ASA, 2.45%, 1/17/23	80,000	73,078
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	100,000	107,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	50,000	53,250
Talisman Energy, Inc., 7.75%, 6/1/19	70,000	84,481
Tesoro Corp., 4.25%, 10/1/17	100,000	101,750
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	36,810
Total Capital SA, 2.125%, 8/10/18	50,000	49,819
Venoco, Inc., 8.875%, 2/15/19	140,000	140,350
WPX Energy, Inc., 5.25%, 1/15/17	125,000	133,125

		7,238,590

PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	60,000	57,338
International Paper Co., 6.00%, 11/15/41	60,000	65,017

		122,355

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	155,513

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	60,000	59,135
Actavis, Inc., 1.875%, 10/1/17	40,000	39,369
Actavis, Inc., 4.625%, 10/1/42	30,000	26,878
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	24,121
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	90,000	92,475
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	36,050
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	47,681
Merck & Co., Inc., 2.40%, 9/15/22	60,000	55,089
Merck & Co., Inc., 2.80%, 5/18/23	140,000	130,636
Merck & Co., Inc., 3.60%, 9/15/42	10,000	8,473
Mylan, Inc., 6.00%, 11/15/18(2)	95,000	102,264
Mylan, Inc., 3.125%, 1/15/23(2)	50,000	44,959
Roche Holdings, Inc., 6.00%, 3/1/19(2)	46,000	54,514
Roche Holdings, Inc., 7.00%, 3/1/39(2)	40,000	53,561
Sanofi, 4.00%, 3/29/21	55,000	57,696
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	70,000	72,800
Valeant Pharmaceuticals International, 6.875%, 12/1/18(2)	100,000	106,500
Valeant Pharmaceuticals International, 6.375%, 10/15/20(2)	225,000	229,781
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)	125,000	133,125
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	82,313
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	160,000	165,908

		1,623,328

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	40,000	41,444
American Tower Corp., 4.70%, 3/15/22	10,000	9,894
Boston Properties LP, 3.80%, 2/1/24	70,000	67,063
BRE Properties, Inc., 3.375%, 1/15/23	60,000	55,175
DDR Corp., 3.375%, 5/15/23	30,000	27,143
Essex Portfolio LP, 3.625%, 8/15/22	20,000	18,887
Essex Portfolio LP, 3.25%, 5/1/23	20,000	18,141
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,050
HCP, Inc., 3.75%, 2/1/16	60,000	62,958
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	19,608
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	56,528
Host Hotels & Resorts LP, 6.75%, 6/1/16	18,000	18,253
Host Hotels & Resorts LP, 5.875%, 6/15/19	55,000	59,751
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	27,446
Kilroy Realty LP, 3.80%, 1/15/23	90,000	83,251
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	132,187
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	50,125
ProLogis LP, 4.25%, 8/15/23	50,000	49,189
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	94,000	101,755
Simon Property Group LP, 5.10%, 6/15/15	120,000	129,016
UDR, Inc., MTN, 4.25%, 6/1/18	70,000	73,891
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	41,705
WEA Finance LLC, 4.625%, 5/10/21(2)	50,000	52,035

		1,216,495

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	116,562
ProLogis LP, 6.625%, 12/1/19	110,000	128,890

Realogy Corp., 7.875%, 2/15/19(2)	50,000	54,625

		300,077

ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	105,930
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	39,864
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	40,000	36,262
CSX Corp., 4.25%, 6/1/21	50,000	52,613
Union Pacific Corp., 4.00%, 2/1/21	40,000	42,220
Union Pacific Corp., 4.75%, 9/15/41	80,000	80,451

		357,340

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	230,000	239,775
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	105,000	113,925
Freescale Semiconductor, Inc., 8.05%, 2/1/20	200,000	209,500
Intel Corp., 1.35%, 12/15/17	60,000	58,741
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	100,000	98,750

		720,691

SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	139,688
Intuit, Inc., 5.75%, 3/15/17	303,000	336,240
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	47,875
Oracle Corp., 2.50%, 10/15/22	100,000	91,566
Oracle Corp., 3.625%, 7/15/23	90,000	89,272
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	135,156

		839,797

SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	136,562
Hertz Corp. (The), 6.75%, 4/15/19	125,000	133,906
Hertz Corp. (The), 7.375%, 1/15/21	200,000	217,000
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	83,282
Party City Holdings, Inc., 8.875%, 8/1/20(2)	50,000	53,813
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	225,000	243,562
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	74,025
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	147,825
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	86,900
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	116,250
Staples, Inc., 4.375%, 1/12/23	50,000	48,034
Stewart Enterprises, Inc., 6.50%, 4/15/19	65,000	69,550
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	89,888
United Rentals North America, Inc., 5.75%, 7/15/18	95,000	101,888
United Rentals North America, Inc., 8.375%, 9/15/20	175,000	192,500

		1,794,985

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	125,000	140,000
Gap, Inc. (The), 5.95%, 4/12/21	60,000	66,551
Gymboree Corp., 9.125%, 12/1/18	125,000	118,750
Hanesbrands, Inc., 6.375%, 12/15/20	145,000	157,325
L Brands, Inc., 6.90%, 7/15/17	100,000	112,500
L Brands, Inc., 6.625%, 4/1/21	75,000	80,062
L Brands, Inc., 5.625%, 2/15/22	140,000	141,750

Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	21,700
Polymer Group, Inc., 7.75%, 2/1/19	125,000	132,500

		971,138

TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22	140,000	126,306
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	114,575

		240,881

TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(2)	70,000	70,175

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	40,000	52,437
America Movil SAB de CV, 5.00%, 3/30/20	20,000	21,282
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	20,000	25,294
Cricket Communications, Inc., 7.75%, 10/15/20	150,000	171,000
MetroPCS Wireless, Inc., 7.875%, 9/1/18	90,000	97,875
MetroPCS Wireless, Inc., 6.625%, 11/15/20	125,000	130,156
Sprint Communications, 6.00%, 12/1/16	325,000	345,313
Sprint Communications, 9.00%, 11/15/18(2)	100,000	117,000
Sprint Communications, 7.00%, 3/1/20(2)	100,000	108,000
Sprint Communications, 6.00%, 11/15/22	220,000	206,800
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	124,200
Vodafone Group plc, 5.625%, 2/27/17	30,000	33,494

		1,432,851

TOTAL CORPORATE BONDS (Cost $76,062,198)		77,018,393

U.S. TREASURY SECURITIES — 6.8%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	63,246
U.S. Treasury Bonds, 5.375%, 2/15/31	620,000	782,702
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,578,282
U.S. Treasury Bonds, 4.375%, 5/15/41	200,000	225,328
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,195,911
U.S. Treasury Bonds, 2.875%, 5/15/43	550,000	465,352
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,150,435	7,398,782
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	821,081	954,924
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	767,736	894,772
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	682,051	571,217
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	223,443	179,051
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	2,155,020	2,206,790
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,057,900	1,083,975
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	6,888,203	7,053,141
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	1,126,670	1,271,025
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,515,255	1,543,074
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	430,982	467,750
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,631,415	1,827,058
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	809,880	873,089
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	5,497,419	5,802,998
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	621,636	633,292
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,341,210	1,295,578
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,183,153	2,102,479
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,466,893	1,394,865

U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	401,360	390,103
U.S. Treasury Notes, 0.50%, 10/15/14	700,000	702,529
U.S. Treasury Notes, 2.25%, 1/31/15	2,200,000	2,261,574
U.S. Treasury Notes, 0.25%, 5/31/15	2,000,000	1,996,680
U.S. Treasury Notes, 0.375%, 11/15/15(4)	1,000,000	997,812
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	509,863
U.S. Treasury Notes, 2.125%, 12/31/15	3,000,000	3,111,564
U.S. Treasury Notes, 0.375%, 1/15/16	2,750,000	2,739,366
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	596,555
U.S. Treasury Notes, 0.75%, 6/30/17	1,350,000	1,327,377
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	730,734
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	105,019
U.S. Treasury Notes, 1.375%, 7/31/18	9,700,000	9,595,046
U.S. Treasury Notes, 1.75%, 5/15/23	2,850,000	2,600,069

TOTAL U.S. TREASURY SECURITIES (Cost $69,539,200)		69,528,972

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 2.8%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, VRN, 1.75%, 9/15/13	99,503	99,870
FHLMC, VRN, 1.85%, 9/15/13	196,734	197,897
FHLMC, VRN, 1.97%, 9/15/13	175,472	177,175
FHLMC, VRN, 1.98%, 9/15/13	149,208	150,351
FHLMC, VRN, 2.07%, 9/15/13	374,472	373,341
FHLMC, VRN, 2.36%, 9/15/13	260,980	254,732
FHLMC, VRN, 2.37%, 9/15/13	342,030	333,010
FHLMC, VRN, 2.43%, 9/15/13	70,817	74,967
FHLMC, VRN, 2.59%, 9/15/13	80,789	83,782
FHLMC, VRN, 2.90%, 9/15/13	45,246	45,595
FHLMC, VRN, 3.22%, 9/15/13	69,021	72,443
FHLMC, VRN, 3.28%, 9/15/13	209,702	216,533
FHLMC, VRN, 3.81%, 9/15/13	133,940	140,055
FHLMC, VRN, 4.04%, 9/15/13	121,486	127,765
FHLMC, VRN, 4.35%, 9/15/13	167,583	173,844
FHLMC, VRN, 5.19%, 9/15/13	26,670	27,874
FHLMC, VRN, 5.19%, 9/15/13	66,320	70,177
FHLMC, VRN, 5.40%, 9/15/13	164,770	173,574
FHLMC, VRN, 6.14%, 9/15/13	46,621	49,576
FNMA, VRN, 2.71%, 9/25/13	191,862	191,525
FNMA, VRN, 3.31%, 9/25/13	124,131	126,533
FNMA, VRN, 3.36%, 9/25/13	106,295	112,916
FNMA, VRN, 3.81%, 9/25/13	96,709	101,215
FNMA, VRN, 3.93%, 9/25/13	108,250	113,512
FNMA, VRN, 3.96%, 9/25/13	65,697	69,530
FNMA, VRN, 5.40%, 9/25/13	229,818	247,171

		3,804,963

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.5%
FHLMC, 7.00%, 6/1/14	1,303	1,324
FHLMC, 4.50%, 1/1/19	146,876	154,605
FHLMC, 5.00%, 1/1/21	176,123	189,813

FHLMC, 5.00%, 4/1/21	248,901	268,725
FHLMC, 7.00%, 8/1/29	1,563	1,808
FHLMC, 8.00%, 7/1/30	12,587	15,095
FHLMC, 5.50%, 12/1/33	111,546	122,429
FHLMC, 6.00%, 11/1/38	812,439	883,583
FHLMC, 6.50%, 7/1/47	16,705	17,896
FNMA, 6.00%, 4/1/14	1,430	1,446
FNMA, 7.50%, 6/1/15	795	799
FNMA, 5.50%, 12/1/16	27,061	28,616
FNMA, 4.50%, 5/1/19	85,412	90,549
FNMA, 4.50%, 5/1/19	105,449	111,775
FNMA, 5.00%, 9/1/20	75,601	80,921
FNMA, 7.00%, 6/1/26	658	749
FNMA, 7.50%, 3/1/27	2,489	2,561
FNMA, 7.00%, 1/1/29	4,741	5,314
FNMA, 6.50%, 4/1/29	16,386	18,203
FNMA, 6.50%, 8/1/29	11,606	12,769
FNMA, 6.50%, 12/1/29	25,823	28,450
FNMA, 7.00%, 3/1/30	6,532	7,396
FNMA, 8.00%, 7/1/30	11,926	13,237
FNMA, 7.50%, 9/1/30	3,722	4,399
FNMA, 5.00%, 7/1/31	14,578	16,161
FNMA, 7.00%, 9/1/31	16,078	18,101
FNMA, 6.50%, 1/1/32	10,912	12,340
FNMA, 6.50%, 8/1/32	11,358	12,516
FNMA, 6.50%, 11/1/32	103,456	115,238
FNMA, 5.50%, 6/1/33	39,876	43,367
FNMA, 5.50%, 8/1/33	69,085	75,029
FNMA, 5.00%, 11/1/33	491,284	530,190
FNMA, 4.50%, 9/1/35	314,065	332,132
FNMA, 5.00%, 1/1/36	1,846,389	1,991,560
FNMA, 5.00%, 2/1/36	423,629	456,259
FNMA, 5.50%, 1/1/37	326,634	355,151
FNMA, 5.50%, 2/1/37	175,255	190,356
FNMA, 6.50%, 8/1/37	164,742	177,924
FNMA, 4.50%, 2/1/39	506,953	535,364
FNMA, 3.50%, 1/1/41	702,041	701,124
FNMA, 4.00%, 1/1/41	1,828,086	1,892,671
FNMA, 4.50%, 1/1/41	909,160	968,674
FNMA, 4.50%, 2/1/41	840,298	888,365
FNMA, 4.00%, 5/1/41	697,264	720,599
FNMA, 4.50%, 7/1/41	993,049	1,052,639
FNMA, 4.00%, 12/1/41	605,130	625,686
FNMA, 4.00%, 1/1/42	348,623	360,337
FNMA, 3.50%, 5/1/42	1,793,611	1,791,552
FNMA, 3.50%, 6/1/42	237,429	237,190
FNMA, 3.50%, 9/1/42	1,980,934	1,981,441
FNMA, 3.00%, 11/1/42	772,901	741,563
FNMA, 6.50%, 6/1/47	17,238	18,552
FNMA, 6.50%, 8/1/47	45,371	48,832
FNMA, 6.50%, 8/1/47	32,036	34,523
FNMA, 6.50%, 9/1/47	134,545	144,772
FNMA, 6.50%, 9/1/47	4,117	4,431

FNMA, 6.50%, 9/1/47	12,182	13,107
FNMA, 6.50%, 9/1/47	37,523	40,366
FNMA, 6.50%, 9/1/47	11,817	12,708
GNMA, 7.50%, 10/15/25	2,532	2,865
GNMA, 6.00%, 3/15/26	29,159	32,459
GNMA, 7.00%, 12/15/27	4,910	5,114
GNMA, 6.50%, 2/15/28	2,462	2,713
GNMA, 7.00%, 8/15/29	1,888	1,956
GNMA, 7.50%, 5/15/30	3,390	3,578
GNMA, 7.00%, 5/15/31	25,071	29,551
GNMA, 5.50%, 11/15/32	65,532	72,053
GNMA, 6.50%, 10/15/38	958,611	1,076,504
GNMA, 4.00%, 1/20/41	1,639,624	1,713,832
GNMA, 4.50%, 5/20/41	850,728	910,020
GNMA, 4.50%, 6/15/41	745,649	807,979
GNMA, 4.00%, 6/20/42	1,506,307	1,571,655

		25,433,561

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $28,889,249)		29,238,524

MUNICIPAL SECURITIES — 0.6%

Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.09%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	29,908
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	60,395
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.09%, 9/3/13	500,000	500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	115,485
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	71,437
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	26,008
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	56,626
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	52,426
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.12%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	74,734
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	50,636
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.07%, 9/3/13 (LOC: Bayerische Landesbank)	500,000	500,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	60,827
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	38,292
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.08%, 9/3/13 (LOC: Bank of America N.A.)	365,000	365,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	89,047
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	47,541
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	91,162

New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	37,781
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	30,000	35,345
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	80,777
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.19%, 9/4/13 (LOC: FNMA)	250,000	250,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	58,110
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	38,967
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	99,464
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	153,198
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	47,201
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	55,978
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	60,877
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.19%, 9/5/13 (LOC: Bank of America N.A.)	457,000	457,000
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.19%, 9/4/13 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	21,206
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.08%, 9/5/13 (LOC: JPMorgan Chase Bank N.A.)	435,000	435,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.11%, 9/4/13 (LOC: Citibank N.A.)	425,000	425,000

TOTAL MUNICIPAL SECURITIES (Cost $5,637,461)		5,785,428

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.6%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	17,968	18,035
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/13	200,000	214,110
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/13	175,000	188,072
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	175,000	162,909
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	128,356
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 9/1/13	100,000	107,026
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	170,465	172,233
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 9/1/13	300,000	303,879
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/13	250,000	258,883
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 9/1/13	100,000	104,148

GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 9/1/13	351,226	359,070
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	340,000	356,216
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	600,000	626,516
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	225,000	221,218
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/13(2)	175,000	163,910
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	132,514	134,550
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	188,048	190,296
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 9/11/13	200,000	203,706
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 9/11/13	75,000	77,912
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 9/11/13	250,000	266,640
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 9/11/13	325,000	349,536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	175,000	162,716
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	12,631	12,626
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	291,685	301,414
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	23,996	24,237
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	450,000	465,166

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,638,663)		5,573,380

COMMERCIAL PAPER(6) — 0.5%

Bank of Nova Scotia, 0.17%, 12/30/13	500,000	499,659
BNP Paribas Finance, Inc., 0.17%, 10/1/13	500,000	499,932
Catholic Health Initiatives, 0.18%, 9/5/13	500,000	499,993
CRC Funding LLC, 0.20%, 9/30/13(2)	500,000	499,901
Crown Point Capital Co., 0.16%, 9/20/13(2)	500,000	499,956
Govco LLC, 0.20%, 10/10/13(2)	500,000	499,865
Legacy Capital LLC,, 0.16%, 9/27/13(2)	500,000	499,939
Lexington Parker Capital, 0.16%, 9/6/13(2)	500,000	499,987
San Diego Water Authority, 0.01%, 9/3/13	500,000	500,000
San Francisco City & County Public Utilities Commission, 0.17%, 10/7/13	500,000	500,000
Toyota Motor Credit Corp., 0.21%, 1/9/14	500,000	499,666

TOTAL COMMERCIAL PAPER (Cost $5,498,961)		5,498,898

EXCHANGE-TRADED FUNDS — 0.4%

iShares MSCI EAFE Index Fund	14,026	829,918
iShares MSCI Emerging Markets Index Fund	8,740	332,470
iShares MSCI South Korea Capped ETF	13,710	784,623
iShares Russell 1000 Growth Index Fund	10,457	785,634

iShares Russell 2000 Index Fund	1,076	108,009
iShares Russell Midcap Value Index Fund	28,551	1,674,802

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,223,182)		4,515,456

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	52,769	54,799
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	289,526	218,283
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	77,884	79,974
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	125,000	128,216
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	66,121	64,816
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 9/1/13	25,125	25,121
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 9/1/13	131,586	127,459
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 9/1/13	84,327	81,838
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.89%, 9/1/13	72,962	71,590
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 9/1/13	196,643	193,933
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.25%, 9/1/13	137,529	140,991
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 9/1/13	72,683	71,204
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 9/1/13	201,043	194,903
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 9/1/13(2)	89,030	85,240
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	84,226	88,949
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 9/1/13	134,268	130,346
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.72%, 9/1/13	98,427	101,855
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/13	98,878	97,619
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	125,297	132,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	135,265	142,756
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.63%, 9/1/13	257,613	257,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	172,873	174,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	39,762	41,833
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 9/1/13	99,757	101,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.70%, 9/1/13	67,916	68,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 9/1/13	127,685	128,645
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	223,859	229,422
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	99,088	99,119

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	144,247	153,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	86,926	90,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	29,490	30,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 9/1/13	152,730	150,204
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	168,542	173,345

		3,932,375

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS†
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	447,214	492,206

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,459,377)		4,424,581

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%

BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19	$210,000	235,515

CANADA†
Hydro-Quebec, 8.40%, 1/15/22	$37,000	49,332
Province of Ontario Canada, 5.45%, 4/27/16	$100,000	111,687
Province of Ontario Canada, 1.00%, 7/22/16	$40,000	39,909
Province of Ontario Canada, 1.60%, 9/21/16	$60,000	60,751

		261,679

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	$100,000	102,250

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$40,000	47,245

MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17	$70,000	78,120
Mexico Government International Bond, 5.95%, 3/19/19	$200,000	229,500
Mexico Government International Bond, 5.125%, 1/15/20	$70,000	77,280
Mexico Government International Bond, 6.05%, 1/11/40	$80,000	85,120
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$30,000	26,295

		496,315

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	$40,000	45,400
Peruvian Government International Bond, 5.625%, 11/18/50	$60,000	59,100

		104,500

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	$70,000	74,725

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$100,000	105,874
Korea Development Bank (The), 3.25%, 3/9/16	$80,000	83,320
Korea Development Bank (The), 4.00%, 9/9/16	$70,000	74,484

		263,678

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$30,000	22,500

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,534,675)		1,608,407

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FHLMC, 2.375%, 1/13/22	420,000	402,714
FNMA, 6.625%, 11/15/30	350,000	466,399

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $899,925)		869,113

ASSET-BACKED SECURITIES(5)†

American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	61,269	62,800
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	93,107	95,900
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	60,000	55,800

TOTAL ASSET-BACKED SECURITIES (Cost $219,637)		214,500

PREFERRED STOCKS†

CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(2) (Cost $126,170)	131	122,583

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,352	37,896

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	228	23,256

TOBACCO†
Universal Corp., 6.75%	22	25,017

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $87,204)		86,169

TEMPORARY CASH INVESTMENTS — 1.8%

SSgA U.S. Government Money Market Fund (Cost $18,512,399)	18,512,399	18,512,399

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $843,715,433)		1,030,754,236

OTHER ASSETS AND LIABILITIES — (0.2)%		(1,664,221)

TOTAL NET ASSETS — 100.0%		$1,029,090,015

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	1,280,414	CAD	1,347,476	JPMorgan Chase Bank N.A.	9/30/13	1,976
USD	31,814	CAD	33,456	JPMorgan Chase Bank N.A.	9/30/13	72
USD	31,666	CAD	33,234	JPMorgan Chase Bank N.A.	9/30/13	134
CHF	7,359	USD	7,980	Credit Suisse AG	9/30/13	(69)
USD	278,111	CHF	256,794	Credit Suisse AG	9/30/13	2,068

EUR	34,914	USD	46,122	UBS AG	9/30/13	27
EUR	22,786	USD	30,378	UBS AG	9/30/13	(260)
EUR	12,095	USD	16,125	UBS AG	9/30/13	(138)
EUR	4,469	USD	5,916	UBS AG	9/30/13	(9)
USD	1,277,404	EUR	955,633	UBS AG	9/30/13	14,284
USD	547,987	EUR	409,952	UBS AG	9/30/13	6,128
GBP	16,154	USD	25,043	Credit Suisse AG	9/30/13	(14)
USD	844,779	GBP	542,532	Credit Suisse AG	9/30/13	4,186
						28,385

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
8	U.S. Treasury 10-Year Notes	December 2013	994,250	(631)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $17,628,512, which represented 1.7% of total net assets.

(3)	Security is in default.
(4)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $19,956.

(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	604,380,009	—	—
Foreign Common Stocks	20,887,219	182,490,205	—
Corporate Bonds	—	77,018,393	—
U.S. Treasury Securities	—	69,528,972	—
U.S. Government Agency Mortgage-Backed Securities	—	29,238,524	—
Municipal Securities	—	5,785,428	—
Commercial Mortgage-Backed Securities	—	5,573,380	—
Commercial Paper	—	5,498,898	—
Exchange-Traded Funds	4,515,456	—	—
Collateralized Mortgage Obligations	—	4,424,581	—
Sovereign Governments and Agencies	—	1,608,407	—
U.S. Government Agency Securities	—	869,113	—
Asset-Backed Securities	—	214,500	—
Preferred Stocks	—	122,583	—
Convertible Preferred Stocks	—	86,169	—
Temporary Cash Investments	18,512,399	—	—

Total Value of Investment Securities	648,295,083	382,459,153	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	28,385	—
Futures Contracts	(631)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(631)	28,385	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$860,074,469
Gross tax appreciation of investments	$183,775,447
Gross tax depreciation of investments	(13,095,680)
Net tax appreciation (depreciation) of investments	$170,679,767

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

August 31, 2013

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 45.0%

AEROSPACE AND DEFENSE — 1.4%
AAR Corp.	444	11,140
Aerovironment, Inc.(1)	792	17,353
American Science & Engineering, Inc.	877	49,445
B/E Aerospace, Inc.(1)	3,247	221,413
Boeing Co. (The)	11,695	1,215,344
European Aeronautic Defence and Space Co. NV	6,559	377,999
Exelis, Inc.	1,046	15,387
General Dynamics Corp.	12,016	1,000,332
HEICO Corp.	720	45,000
Honeywell International, Inc.	17,347	1,380,301
KEYW Holding Corp. (The)(1)	1,613	18,614
Moog, Inc., Class A(1)	133	6,756
Northrop Grumman Corp.	8,683	801,180
Precision Castparts Corp.	1,538	324,887
Raytheon Co.	17,099	1,289,435
Rolls-Royce Holdings plc	9,777	168,484
Textron, Inc.	29,734	801,034
TransDigm Group, Inc.	1,660	227,420
Triumph Group, Inc.	1,180	84,925
United Technologies Corp.	4,306	431,031

		8,487,480

AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	4,775	408,644
UTi Worldwide, Inc.	107	1,767

		410,411

AIRLINES — 0.2%
Alaska Air Group, Inc.	1,813	102,652
Allegiant Travel Co.	281	26,557
JetBlue Airways Corp.(1)	1,423	8,751
Ryanair Holdings plc ADR	5,723	271,614
Southwest Airlines Co.	49,981	640,257
Spirit Airlines, Inc.(1)	2,036	63,462

		1,113,293

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	8,634	166,032
Autoliv, Inc.	4,002	324,082
BorgWarner, Inc.	1,276	123,236
Bridgestone Corp.	4,200	138,168
Continental AG	2,880	434,685
Dana Holding Corp.	522	10,941
Delphi Automotive plc	8,659	476,418
Goodyear Tire & Rubber Co. (The)(1)	4,170	83,900
Superior Industries International, Inc.	586	10,220
Tower International, Inc.(1)	449	9,196

Valeo SA	3,540	266,542

		2,043,420

AUTOMOBILES — 0.5%
Daimler AG	5,991	411,103
Ford Motor Co.	45,340	734,055
Fuji Heavy Industries Ltd.	12,000	291,979
Harley-Davidson, Inc.	7,635	457,947
Isuzu Motors Ltd.	24,000	146,906
Tesla Motors, Inc.(1)	2,702	456,638
Toyota Motor Corp.	10,200	617,080
Winnebago Industries, Inc.(1)	1,885	41,979

		3,157,687

BEVERAGES — 0.7%
Anheuser-Busch InBev NV	2,348	218,406
Beam, Inc.	1,872	117,281
Boston Beer Co., Inc., Class A(1)	107	22,667
Brown-Forman Corp., Class B	1,344	90,035
Coca-Cola Co. (The)	21,564	823,313
Coca-Cola HBC AG	7,417	204,825
Constellation Brands, Inc., Class A(1)	4,040	219,170
Diageo plc	8,060	246,564
Dr Pepper Snapple Group, Inc.	8,300	371,508
PepsiCo, Inc.	18,129	1,445,425
Treasury Wine Estates Ltd.	21,178	89,724

		3,848,918

BIOTECHNOLOGY — 0.9%
ACADIA Pharmaceuticals, Inc.(1)	1,320	26,347
Acorda Therapeutics, Inc.(1)	762	25,748
Aegerion Pharmaceuticals, Inc.(1)	1,964	170,239
Alexion Pharmaceuticals, Inc.(1)	4,262	459,273
Alnylam Pharmaceuticals, Inc.(1)	913	47,293
Amgen, Inc.	12,572	1,369,594
Arena Pharmaceuticals, Inc.(1)	3,336	21,384
Biogen Idec, Inc.(1)	1,162	247,529
Celgene Corp.(1)	4,117	576,298
Celldex Therapeutics, Inc.(1)	1,380	29,974
Cepheid, Inc.(1)	1,047	37,462
CSL Ltd.	8,405	508,624
Exact Sciences Corp.(1)	1,350	15,619
Exelixis, Inc.(1)	3,922	19,649
Gilead Sciences, Inc.(1)	12,107	729,689
ImmunoGen, Inc.(1)	1,225	19,600
Infinity Pharmaceuticals, Inc.(1)	1,082	20,028
InterMune, Inc.(1)	1,710	24,436
Ironwood Pharmaceuticals, Inc.(1)	1,985	23,125
Isis Pharmaceuticals, Inc.(1)	1,471	37,996
Keryx Biopharmaceuticals, Inc.(1)	2,034	17,350
MannKind Corp.(1)	3,190	18,470
Neurocrine Biosciences, Inc.(1)	1,377	20,063
NPS Pharmaceuticals, Inc.(1)	1,200	30,120
Opko Health, Inc.(1)	2,884	26,648

PDL BioPharma, Inc.	2,723	21,621
Regeneron Pharmaceuticals, Inc.(1)	1,460	353,773
Sarepta Therapeutics, Inc.(1)	620	21,161
Synageva BioPharma Corp.(1)	400	18,764
United Therapeutics Corp.(1)	1,041	73,817

		5,011,694

BUILDING PRODUCTS — 0.2%
American Woodmark Corp.(1)	1,873	65,311
AO Smith Corp.	257	10,807
Apogee Enterprises, Inc.	2,383	66,486
Builders FirstSource, Inc.(1)	10,837	61,554
Daikin Industries Ltd.	8,500	410,348
Fortune Brands Home & Security, Inc.	7,396	272,469
Lennox International, Inc.	4,598	315,653
Quanex Building Products Corp.	780	12,979

		1,215,607

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	4,295	748,704
Ameriprise Financial, Inc.	7,040	606,496
Bank of New York Mellon Corp. (The)	11,980	356,285
BlackRock, Inc.	2,100	546,672
Calamos Asset Management, Inc., Class A	422	4,186
Charles Schwab Corp. (The)	12,305	256,928
Evercore Partners, Inc., Class A	190	8,472
Federated Investors, Inc., Class B	2,166	58,829
Fifth Street Finance Corp.	793	8,216
Franklin Resources, Inc.	16,082	742,345
Goldman Sachs Group, Inc. (The)	6,049	920,234
HFF, Inc., Class A	1,810	41,630
Janus Capital Group, Inc.	1,011	8,452
KKR & Co. LP	6,497	124,158
LPL Financial Holdings, Inc.	6,330	232,817
Manning & Napier, Inc.	731	10,950
Morgan Stanley	8,080	208,141
Northern Trust Corp.	19,529	1,071,556
PennantPark Investment Corp.	1,286	14,262
Schroders plc	3,806	136,424
Solar Capital Ltd.	743	16,309
State Street Corp.	5,223	348,479
Stifel Financial Corp.(1)	388	15,528
Triangle Capital Corp.	1,821	53,119
UBS AG	29,911	579,286
Waddell & Reed Financial, Inc., Class A	2,807	133,669
Walter Investment Management Corp.(1)	497	18,235

		7,270,382

CHEMICALS — 1.1%
Air Liquide SA	2,310	303,805
Akzo Nobel NV	3,997	235,051
Chemtura Corp.(1)	308	6,751
Dow Chemical Co. (The)	3,213	120,166
E.I. du Pont de Nemours & Co.	1,650	93,423

Eastman Chemical Co.	4,904	372,704
Flotek Industries, Inc.(1)	2,025	40,075
FMC Corp.	2,546	169,589
Givaudan SA	120	161,599
H.B. Fuller Co.	544	20,286
Hawkins, Inc.	378	14,016
Innophos Holdings, Inc.	756	37,021
Johnson Matthey plc	6,580	289,698
Koninklijke DSM NV	4,631	341,589
Kraton Performance Polymers, Inc.(1)	464	8,607
Kronos Worldwide, Inc.	1,000	14,810
LyondellBasell Industries NV, Class A	17,946	1,258,912
Minerals Technologies, Inc.	189	8,392
Monsanto Co.	11,100	1,086,579
NewMarket Corp.	319	87,464
PPG Industries, Inc.	3,149	491,905
Sensient Technologies Corp.	210	8,707
Sherwin-Williams Co. (The)	710	122,404
Shin-Etsu Chemical Co. Ltd.	5,000	301,981
Sika AG	50	136,923
Syngenta AG	801	314,047
Tronox Ltd. Class A	2,065	44,108
Westlake Chemical Corp.	1,302	131,736

		6,222,348

COMMERCIAL BANKS — 2.1%
American National Bankshares, Inc.	754	16,482
Banco Popular Espanol SA(1)	63,770	299,453
Bank of Ireland(1)	1,242,981	363,056
Bank of Nova Scotia	3,304	183,503
Bank of the Ozarks, Inc.	533	24,188
BankUnited, Inc.	2,095	61,907
BNP Paribas SA	8,727	546,886
BOC Hong Kong Holdings Ltd.	62,000	195,488
Boston Private Financial Holdings, Inc.	974	9,954
Cathay General Bancorp.	3,301	72,688
Central Pacific Financial Corp.	1,620	27,524
CIT Group, Inc.(1)	5,762	275,827
Comerica, Inc.	4,820	196,849
Commerce Bancshares, Inc.	8,662	374,112
Commonwealth Bank of Australia	6,895	447,012
Cullen/Frost Bankers, Inc.	3,476	246,240
CVB Financial Corp.	942	12,001
DBS Group Holdings Ltd.	13,000	161,022
DNB ASA	12,431	192,970
Erste Group Bank AG	8,724	279,662
F.N.B. Corp.	885	10,682
First Financial Bankshares, Inc.	840	48,300
First Horizon National Corp.	1,843	20,384
First Interstate Bancsystem, Inc.	940	21,366
First Niagara Financial Group, Inc.	2,001	20,210
FirstMerit Corp.	942	19,933
Flushing Financial Corp.	584	10,454
Fulton Financial Corp.	1,255	15,173

Heritage Financial Corp.	1,021	15,437
Home Bancshares, Inc.	2,646	67,261
HSBC Holdings plc (Hong Kong)	39,238	414,925
KeyCorp	24,796	289,369
Lakeland Financial Corp.	702	21,832
Lloyds Banking Group plc(1)	481,675	541,551
MB Financial, Inc.	541	14,602
National Bankshares, Inc.	521	19,032
OFG Bancorp	1,471	25,272
Pacific Continental Corp.	922	11,590
Park Sterling Corp.	2,234	13,337
Pinnacle Financial Partners, Inc.(1)	2,199	61,462
PNC Financial Services Group, Inc. (The)	18,031	1,303,100
Popular, Inc.(1)	637	19,785
PrivateBancorp, Inc.	941	20,533
Prosperity Bancshares, Inc.	291	17,402
Renasant Corp.	1,030	25,925
Signature Bank(1)	759	66,579
Standard Chartered plc	9,989	223,066
Sumitomo Mitsui Financial Group, Inc.	5,900	261,394
SunTrust Banks, Inc.	15,578	498,808
Susquehanna Bancshares, Inc.	1,161	14,640
TCF Financial Corp.	610	8,570
Texas Capital Bancshares, Inc.(1)	636	28,035
U.S. Bancorp	26,930	972,981
UniCredit SpA	53,100	300,228
ViewPoint Financial Group, Inc.	1,149	22,854
Washington Banking Co.	828	11,360
Wells Fargo & Co.	62,610	2,572,019
WesBanco, Inc.	1,230	35,289
Westamerica Bancorp.	6,435	302,895
Zions Bancorp.	2,100	58,737

		12,413,196

COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	25,980	1,034,783
Deluxe Corp.	2,746	108,055
G&K Services, Inc., Class A	1,225	63,014
Mobile Mini, Inc.(1)	1,276	38,765
Multi-Color Corp.	1,362	42,671
Republic Services, Inc.	39,997	1,300,303
Stericycle, Inc.(1)	2,440	274,646
Tyco International Ltd.	25,477	841,760
US Ecology, Inc.	1,467	41,208
Waste Management, Inc.	4,799	194,072

		3,939,277

COMMUNICATIONS EQUIPMENT — 1.0%
Brocade Communications Systems, Inc.(1)	1,076	7,962
Calix, Inc.(1)	2,350	30,198
Ciena Corp.(1)	8,769	174,678
Cisco Systems, Inc.	115,822	2,699,811
F5 Networks, Inc.(1)	4,197	349,946
InterDigital, Inc.	750	26,655

Plantronics, Inc.	1,329	57,413
Procera Networks, Inc.(1)	4,140	53,613
QUALCOMM, Inc.	27,042	1,792,344
Riverbed Technology, Inc.(1)	8,494	131,147
Telefonaktiebolaget LM Ericsson B Shares	22,190	260,828

		5,584,595

COMPUTERS AND PERIPHERALS — 1.2%
Apple, Inc.	8,222	4,004,525
EMC Corp.	30,507	786,471
Hewlett-Packard Co.	18,504	413,379
NetApp, Inc.	23,632	981,673
SanDisk Corp.	1,791	98,827
Seagate Technology plc	9,562	366,416
Western Digital Corp.	7,385	457,870

		7,109,161

CONSTRUCTION AND ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV New York Shares	1,939	116,010
EMCOR Group, Inc.	176	6,616
Great Lakes Dredge & Dock Corp.	2,085	14,032
MasTec, Inc.(1)	9,351	297,362
Quanta Services, Inc.(1)	10,777	281,711
URS Corp.	308	15,252

		730,983

CONSTRUCTION MATERIALS — 0.1%
Caesarstone Sdot-Yam Ltd.(1)	1,430	59,717
Eagle Materials, Inc.	2,335	149,814
Headwaters, Inc.(1)	8,776	75,122
HeidelbergCement AG	2,168	150,573
Texas Industries, Inc.(1)	1,968	115,522

		550,748

CONSUMER FINANCE — 0.2%
American Express Co.	3,940	283,325
Capital One Financial Corp.	6,880	444,104
Cash America International, Inc.	7,311	312,765
Discover Financial Services	6,629	313,220

		1,353,414

CONTAINERS AND PACKAGING — 0.3%
Avery Dennison Corp.	2,480	106,045
Bemis Co., Inc.	6,683	265,917
Berry Plastics Group, Inc.(1)	2,049	47,147
Graphic Packaging Holding Co.(1)	2,530	21,024
Owens-Illinois, Inc.(1)	9,594	272,374
Packaging Corp. of America	14,624	775,657
Silgan Holdings, Inc.	481	22,694
Sonoco Products Co.	6,693	249,180

		1,760,038

DISTRIBUTORS†
Pool Corp.	1,669	86,938

DIVERSIFIED CONSUMER SERVICES†
Grand Canyon Education, Inc.(1)	701	24,191
Outerwall, Inc.(1)	1,757	109,233
Sotheby's	587	27,067
Steiner Leisure, Ltd.(1)	607	33,822

		194,313

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp.	56,791	801,889
Berkshire Hathaway, Inc., Class B(1)	11,246	1,250,780
Citigroup, Inc.	47,065	2,274,652
Compass Diversified Holdings	707	12,217
Deutsche Boerse AG	1,825	127,957
ING Groep NV CVA(1)	26,530	288,046
JPMorgan Chase & Co.	46,476	2,348,432
MarketAxess Holdings, Inc.	1,411	71,622
Moody's Corp.	7,455	473,840
MSCI, Inc., Class A(1)	3,781	141,825
ORIX Corp.	38,700	533,684
PHH Corp.(1)	909	18,971

		8,343,915

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	59,749	2,021,309
BT Group plc	47,370	238,800
CenturyLink, Inc.	36,547	1,210,437
Iliad SA	661	158,560
tw telecom, inc., Class A(1)	9,672	276,813
Verizon Communications, Inc.	17,305	819,911

		4,725,830

ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	7,530	322,284
Edison International	9,601	440,590
El Paso Electric Co.	1,011	34,778
Empire District Electric Co. (The)	11,974	253,490
Exelon Corp.	2,380	72,566
Great Plains Energy, Inc.	25,599	561,130
IDACORP, Inc.	2,704	129,440
Northeast Utilities	4,959	203,170
NV Energy, Inc.	15,839	371,425
Pinnacle West Capital Corp.	5,600	303,912
PNM Resources, Inc.	388	8,501
Portland General Electric Co.	13,838	398,673
PPL Corp.	12,260	376,382
UNS Energy Corp.	363	16,600
Westar Energy, Inc.	14,580	453,584
Xcel Energy, Inc.	28,277	789,494

		4,736,019

ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd. ADR	11,649	249,405
AMETEK, Inc.	3,208	137,687
Brady Corp., Class A	3,562	117,546
Eaton Corp. plc	9,278	587,483

Emerson Electric Co.	9,589	578,888
Generac Holdings, Inc.	255	10,096
GrafTech International Ltd.(1)	3,760	29,403
Nidec Corp.	2,400	179,661
Regal-Beloit Corp.	3,289	209,509
Rockwell Automation, Inc.	8,647	840,748
Schneider Electric SA	3,260	249,467

		3,189,893

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Belden, Inc.	747	42,370
CDW Corp.(1)	1,289	28,268
Cognex Corp.	1,057	60,228
FARO Technologies, Inc.(1)	863	32,043
FEI Co.	560	43,837
FLIR Systems, Inc.	771	24,117
Ingram Micro, Inc. Class A(1)	1,109	24,509
Itron, Inc.(1)	410	15,359
Keyence Corp.	1,000	331,008
Littelfuse, Inc.	742	54,737
Molex, Inc., Class A	7,697	188,961
Murata Manufacturing Co. Ltd.	3,400	233,742
OSI Systems, Inc.(1)	293	21,301
TE Connectivity Ltd.	12,526	613,774
Trimble Navigation Ltd.(1)	7,204	181,901
TTM Technologies, Inc.(1)	2,111	20,139
Vishay Intertechnology, Inc.(1)	4,102	50,249

		1,966,543

ENERGY EQUIPMENT AND SERVICES — 0.8%
Atwood Oceanics, Inc.(1)	3,773	210,081
Baker Hughes, Inc.	7,850	364,946
Bristow Group, Inc.	170	11,169
Cal Dive International, Inc.(1)	4,454	8,997
Cameron International Corp.(1)	5,149	292,412
Core Laboratories NV	695	105,299
Dril-Quip, Inc.(1)	587	59,880
Ensco plc, Class A	186	10,334
Frank's International NV(1)	1,270	35,192
Geospace Technologies Corp.(1)	417	29,090
Gulfmark Offshore, Inc. Class A	206	9,472
Helmerich & Payne, Inc.	5,949	375,025
Hornbeck Offshore Services, Inc.(1)	1,341	73,058
Key Energy Services, Inc.(1)	2,019	13,467
Matrix Service Co.(1)	1,422	22,169
McDermott International, Inc.(1)	1,319	9,892
Nabors Industries Ltd.	26,255	404,327
National Oilwell Varco, Inc.	11,000	817,300
Natural Gas Services Group, Inc.(1)	890	24,404
Oceaneering International, Inc.	6,992	542,439
RPC, Inc.	6,603	94,291
Schlumberger Ltd.	13,244	1,071,969
Technip SA	2,291	266,455

Tetra Technologies, Inc.(1)	1,445	16,979

		4,868,647

FOOD AND STAPLES RETAILING — 0.9%
Carrefour SA	12,480	390,665
Casey's General Stores, Inc.	560	36,926
Costco Wholesale Corp.	3,281	367,045
CVS Caremark Corp.	14,171	822,627
Distribuidora Internacional de Alimentacion SA	24,140	190,790
Kroger Co. (The)	15,869	580,805
Rite Aid Corp.(1)	43,963	152,112
Safeway, Inc.	17,119	443,382
Sysco Corp.	19,147	613,087
United Natural Foods, Inc.(1)	1,075	65,177
Village Super Market, Inc., Class A	448	15,676
Wal-Mart Stores, Inc.	10,303	751,913
Weis Markets, Inc.	392	18,416
Wesfarmers Ltd.	4,628	167,485
Whole Foods Market, Inc.	13,222	697,461

		5,313,567

FOOD PRODUCTS — 0.7%
Annie's, Inc.(1)	760	34,907
Archer-Daniels-Midland Co.	14,715	518,115
Associated British Foods plc	10,686	305,534
ConAgra Foods, Inc.	4,764	161,118
Danone SA	1,980	147,434
General Mills, Inc.	14,347	707,594
Hain Celestial Group, Inc. (The)(1)	2,306	188,585
Hershey Co. (The)	1,482	136,270
Hillshire Brands Co.	10,205	329,724
Ingredion, Inc.	853	53,688
J&J Snack Foods Corp.	737	56,690
Kellogg Co.	3,341	202,832
Kraft Foods Group, Inc.	3,920	202,938
Mead Johnson Nutrition Co.	3,102	232,743
Mondelez International, Inc. Class A	15,631	479,403
Pinnacle Foods, Inc.	1,969	53,360
Snyders-Lance, Inc.	1,935	52,051
TreeHouse Foods, Inc.(1)	1,305	84,864
Tyson Foods, Inc., Class A	8,523	246,741
Unilever plc	2,257	86,008

		4,280,599

GAS UTILITIES — 0.1%
AGL Resources, Inc.	6,605	290,290
Laclede Group, Inc. (The)	6,998	311,621
Southwest Gas Corp.	758	35,459

		637,370

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Abaxis, Inc.	415	16,260
Abbott Laboratories	36,137	1,204,446
Align Technology, Inc.(1)	1,120	48,776
Arthrocare Corp.(1)	481	15,233

Becton Dickinson and Co.	7,189	700,065
Boston Scientific Corp.(1)	23,097	244,366
CareFusion Corp.(1)	16,585	594,572
Cie Generale d'Optique Essilor International SA	2,594	280,063
Cooper Cos., Inc. (The)	1,473	192,389
Cyberonics, Inc.(1)	494	25,130
DENTSPLY International, Inc.	2,236	93,890
DexCom, Inc.(1)	1,227	33,190
Endologix, Inc.(1)	1,390	21,990
Globus Medical, Inc.(1)	1,100	19,382
Haemonetics Corp.(1)	827	32,956
HeartWare International, Inc.(1)	279	21,929
Hill-Rom Holdings, Inc.	258	8,808
ICU Medical, Inc.(1)	241	17,227
IDEXX Laboratories, Inc.(1)	1,095	102,733
Insulet Corp.(1)	1,375	45,842
Integra LifeSciences Holdings Corp.(1)	264	10,729
Intuitive Surgical, Inc.(1)	480	185,530
Masimo Corp.	969	23,973
Medtronic, Inc.	37,313	1,930,948
Meridian Bioscience, Inc.	880	19,791
Mettler-Toledo International, Inc.(1)	618	136,102
Neogen Corp.(1)	426	23,047
NxStage Medical, Inc.(1)	1,295	15,993
Orthofix International NV(1)	753	16,619
ResMed, Inc.	2,125	100,385
St. Jude Medical, Inc.	9,937	500,924
STERIS Corp.	6,200	253,518
Stryker Corp.	9,111	609,435
Teleflex, Inc.	1,510	116,391
Thoratec Corp.(1)	1,050	37,516
Utah Medical Products, Inc.	346	17,473
Varian Medical Systems, Inc.(1)	2,250	158,512
Volcano Corp.(1)	1,657	35,493
West Pharmaceutical Services, Inc.	537	39,711
Zimmer Holdings, Inc.	5,642	446,226

		8,397,563

HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Acadia Healthcare Co., Inc.(1)	645	24,723
Aetna, Inc.	7,210	457,042
Air Methods Corp.	1,091	44,644
AmerisourceBergen Corp.	5,930	337,536
Bio-Reference Labs, Inc.(1)	578	16,721
Brookdale Senior Living, Inc.(1)	4,800	120,096
Cardinal Health, Inc.	4,151	208,712
Catamaran Corp.(1)	10,149	557,281
Centene Corp.(1)	862	49,263
Chemed Corp.	337	23,469
CIGNA Corp.	2,344	184,449
Emeritus Corp.(1)	841	18,342
Ensign Group, Inc. (The)	440	17,006
Express Scripts Holding Co.(1)	5,460	348,785
HealthSouth Corp.(1)	1,626	51,154

Humana, Inc.	2,729	251,286
IPC The Hospitalist Co., Inc.(1)	368	18,930
LifePoint Hospitals, Inc.(1)	10,858	491,107
Molina Healthcare, Inc.(1)	580	19,366
MWI Veterinary Supply, Inc.(1)	360	54,749
National Healthcare Corp.	190	8,767
Patterson Cos., Inc.	6,985	278,562
PharMerica Corp.(1)	287	3,530
Quest Diagnostics, Inc.	10,806	633,448
Team Health Holdings, Inc.(1)	4,767	183,196
WellCare Health Plans, Inc.(1)	183	11,652
WellPoint, Inc.	6,520	555,113

		4,968,929

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	540	56,965
Cerner Corp.(1)	5,768	265,674
HMS Holdings Corp.(1)	2,051	51,255
MedAssets, Inc.(1)	1,220	27,352
Medidata Solutions, Inc.(1)	435	38,906
Quality Systems, Inc.	844	17,462

		457,614

HOTELS, RESTAURANTS AND LEISURE — 0.8%
AFC Enterprises, Inc.(1)	1,423	58,272
Bally Technologies, Inc.(1)	5,246	378,394
Carnival Corp.	20,462	738,473
CEC Entertainment, Inc.	5,083	205,709
Cedar Fair LP	1,288	54,676
Cracker Barrel Old Country Store, Inc.	1,486	146,252
Del Frisco's Restaurant Group, Inc.(1)	3,053	58,709
Domino's Pizza, Inc.	540	33,178
Dunkin' Brands Group, Inc.	2,782	119,876
International Game Technology	30,711	580,131
Las Vegas Sands Corp.	8,640	486,864
Marriott International, Inc. Class A	5,185	207,348
Orient-Express Hotels Ltd. Class A(1)	1,522	18,416
Papa John's International, Inc.(1)	1,614	109,962
Red Robin Gourmet Burgers, Inc.(1)	307	19,912
Sands China Ltd.	48,400	278,374
Scientific Games Corp. Class A(1)	1,249	17,848
Six Flags Entertainment Corp.	2,318	76,517
Starbucks Corp.	3,802	268,117
Starwood Hotels & Resorts Worldwide, Inc.	500	31,970
Whitbread plc	9,313	444,517
Wyndham Worldwide Corp.	6,138	364,352

		4,697,867

HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc.(1)	511	26,848
CSS Industries, Inc.	363	7,921
Garmin Ltd.	4,442	181,100
Helen of Troy Ltd.(1)	207	8,317
La-Z-Boy, Inc.	2,120	45,071

Libbey, Inc.(1)	602	14,279
M.D.C. Holdings, Inc.	3,188	88,722
Mohawk Industries, Inc.(1)	3,517	413,212
Newell Rubbermaid, Inc.	15,602	394,731
Ryland Group, Inc. (The)	980	34,124
Standard Pacific Corp.(1)	13,219	94,384
Whirlpool Corp.	2,117	272,352

		1,581,061

HOUSEHOLD PRODUCTS — 0.7%
Central Garden and Pet Co.(1)	1,664	10,417
Church & Dwight Co., Inc.	6,326	375,448
Energizer Holdings, Inc.	4,214	416,470
Kimberly-Clark Corp.	5,240	489,835
Procter & Gamble Co. (The)	28,300	2,204,287
Spectrum Brands Holdings, Inc.	286	17,314
Svenska Cellulosa AB B Shares	16,058	392,282
Unicharm Corp.	5,100	264,908

		4,170,961

INDUSTRIAL CONGLOMERATES — 0.7%
Carlisle Cos., Inc.	917	61,072
Danaher Corp.	12,518	820,179
General Electric Co.	112,493	2,603,088
Koninklijke Philips Electronics NV	16,223	501,508
Toshiba Corp.	41,000	163,274

		4,149,121

INSURANCE — 2.0%
ACE Ltd.	4,672	409,828
Aflac, Inc.	9,337	539,585
AIA Group Ltd.	67,000	294,199
Allstate Corp. (The)	17,902	857,864
American Equity Investment Life Holding Co.	462	9,152
American International Group, Inc.(1)	26,432	1,228,031
AMERISAFE, Inc.	1,066	34,741
Amtrust Financial Services, Inc.	3,433	122,630
Aon plc	1,323	87,821
Argo Group International Holdings Ltd.	418	17,071
Aspen Insurance Holdings Ltd.	461	16,398
AXA SA	15,110	329,208
Axis Capital Holdings Ltd.	2,753	118,351
Baldwin & Lyons, Inc., Class B	812	19,155
Chubb Corp. (The)	6,948	577,865
CNO Financial Group, Inc.	1,680	22,831
Endurance Specialty Holdings Ltd.	437	21,902
First American Financial Corp.	4,195	87,676
Hanover Insurance Group, Inc. (The)	272	14,489
HCC Insurance Holdings, Inc.	8,524	359,713
Hiscox Ltd.	28,070	280,576
Infinity Property & Casualty Corp.	294	17,790
Loews Corp.	8,490	377,465
Marsh & McLennan Cos., Inc.	7,986	329,263
MetLife, Inc.	33,003	1,524,409

Platinum Underwriters Holdings Ltd.	187	10,805
Primerica, Inc.	179	6,646
Principal Financial Group, Inc.	7,370	301,580
ProAssurance Corp.	725	34,177
Prudential Financial, Inc.	7,350	550,368
Prudential plc	15,370	256,768
Reinsurance Group of America, Inc.	9,937	644,017
RenaissanceRe Holdings Ltd.	2,844	248,566
Symetra Financial Corp.	12,730	219,847
Torchmark Corp.	1,457	100,373
Travelers Cos., Inc. (The)	16,169	1,291,903
United Fire Group, Inc.	534	15,320
Unum Group	7,382	217,990
Validus Holdings Ltd.	286	9,898

		11,606,271

INTERNET AND CATALOG RETAIL — 0.2%
Amazon.com, Inc.(1)	1,075	302,053
Expedia, Inc.	7,935	371,041
Orbitz Worldwide, Inc.(1)	908	8,635
priceline.com, Inc.(1)	256	240,264
Rakuten, Inc.	31,600	389,750
Shutterfly, Inc.(1)	234	12,159

		1,323,902

INTERNET SOFTWARE AND SERVICES — 0.7%
Bankrate, Inc.(1)	4,480	77,056
comScore, Inc.(1)	2,710	77,208
CoStar Group, Inc.(1)	697	103,512
Facebook, Inc., Class A(1)	9,109	376,020
Google, Inc., Class A(1)	2,581	2,185,849
LinkedIn Corp., Class A(1)	2,679	643,067
Telecity Group plc	18,734	237,918
Trulia, Inc.(1)	1,372	56,965
Web.com Group, Inc.(1)	3,840	108,365
Yahoo Japan Corp.	560	277,761

		4,143,721

IT SERVICES — 0.7%
Accenture plc, Class A	7,735	558,854
Alliance Data Systems Corp.(1)	4,016	785,931
DST Systems, Inc.	279	19,912
EVERTEC, Inc.	638	15,229
FleetCor Technologies, Inc.(1)	918	94,655
Global Payments, Inc.	281	13,390
Heartland Payment Systems, Inc.	1,577	58,270
International Business Machines Corp.	6,181	1,126,611
MasterCard, Inc., Class A	1,194	723,660
MAXIMUS, Inc.	1,354	50,789
MoneyGram International, Inc.(1)	727	14,729
ServiceSource International, Inc.(1)	6,910	83,680
SYKES Enterprises, Inc.(1)	1,162	19,789
Teradata Corp.(1)	3,304	193,482
VeriFone Systems, Inc.(1)	1,800	35,676

WEX, Inc.(1)	248	19,847

		3,814,504

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Brunswick Corp.	2,437	88,609
Hasbro, Inc.	12,480	568,838
Mattel, Inc.	5,995	242,798

		900,245

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	10,506	490,000
Bio-Rad Laboratories, Inc. Class A(1)	35	3,990
Covance, Inc.(1)	2,680	217,187
Luminex Corp.(1)	817	16,585
PAREXEL International Corp.(1)	1,040	48,287
Waters Corp.(1)	1,411	139,478

		915,527

MACHINERY — 0.7%
Altra Holdings, Inc.	929	23,086
Barnes Group, Inc.	438	13,696
Briggs & Stratton Corp.	790	15,081
Caterpillar, Inc.	2,800	231,112
Chart Industries, Inc.(1)	473	54,007
Crane Co.	2,424	139,162
Dynamic Materials Corp.	1,339	29,512
FANUC Corp.	1,900	290,462
FreightCar America, Inc.	482	8,666
Global Brass & Copper Holdings, Inc.(1)	1,343	26,524
Graham Corp.	970	33,475
Hardinge, Inc.	726	10,520
Ingersoll-Rand plc	4,260	251,936
ITT Corp.	2,143	70,398
Kadant, Inc.	399	12,397
Kaydon Corp.	9,157	260,517
Kennametal, Inc.	568	24,151
Kubota Corp.	28,000	380,995
Lincoln Electric Holdings, Inc.	1,607	100,486
Middleby Corp.(1)	943	175,341
Mueller Industries, Inc., Class A	132	7,067
Mueller Water Products, Inc. Class A	8,075	60,966
PACCAR, Inc.	6,950	372,589
Parker-Hannifin Corp.	2,510	250,875
Rexnord Corp.(1)	782	15,007
SKF AB B Shares	13,162	348,545
Snap-On, Inc.	463	43,337
Vallourec SA	3,970	238,159
Volvo AB B Shares	20,698	298,258
WABCO Holdings, Inc.(1)	563	43,908
Xylem, Inc.	10,110	250,526

		4,080,761

MEDIA — 1.1%
AMC Networks, Inc.(1)	162	10,041
CBS Corp., Class B	15,590	796,649

Comcast Corp., Class A	30,248	1,273,138
Discovery Communications, Inc. Class A(1)	3,439	266,557
Discovery Communications, Inc. Class C(1)	2,755	196,073
E.W. Scripps Co. (The), Class A(1)	762	11,590
Entercom Communications Corp., Class A(1)	3,161	25,067
Entravision Communications Corp., Class A	11,271	58,947
John Wiley & Sons, Inc., Class A	219	9,592
Journal Communications, Inc., Class A(1)	1,463	10,519
Liberty Global plc Class A(1)	6,627	514,785
LIN Media LLC(1)	1,062	17,842
Media General, Inc. Class A(1)	1,337	14,025
Nexstar Broadcasting Group, Inc. Class A	830	27,863
Publicis Groupe SA	3,636	270,647
Regal Entertainment Group, Class A	1,365	24,420
Scripps Networks Interactive, Inc. Class A	3,329	244,782
Sinclair Broadcast Group, Inc., Class A	5,000	119,600
Sirius XM Radio, Inc.	44,416	159,009
Sky Deutschland AG(1)	42,472	355,884
Time Warner Cable, Inc.	1,940	208,259
Time Warner, Inc.	21,191	1,282,691
Viacom, Inc., Class B	5,190	412,917

		6,310,897

METALS AND MINING — 0.4%
BHP Billiton Ltd.	14,791	470,639
Century Aluminum Co.(1)	1,350	10,544
Compass Minerals International, Inc.	305	22,488
Freeport-McMoRan Copper & Gold, Inc.	19,770	597,449
Haynes International, Inc.	445	19,682
Hecla Mining Co.	3,752	12,832
Horsehead Holding Corp.(1)	674	8,000
Iluka Resources Ltd.	27,610	264,174
Newmont Mining Corp.	12,732	404,496
Nucor Corp.	8,578	390,213
Rio Tinto Ltd.	5,439	282,229

		2,482,746

MULTI-UTILITIES — 0.2%
Avista Corp.	1,172	30,788
Consolidated Edison, Inc.	7,110	399,795
DTE Energy Co.	1,932	129,193
Northwestern Corp.	2,470	99,220
PG&E Corp.	17,893	740,055

		1,399,051

MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	4,849	369,785
Macy's, Inc.	9,320	414,087
Target Corp.	21,841	1,382,754

		2,166,626

OIL, GAS AND CONSUMABLE FUELS — 3.0%
Alliance Resource Partners LP	158	11,894
Alon USA Partners LP	475	7,524
Anadarko Petroleum Corp.	2,563	234,309

Apache Corp.	14,163	1,213,486
Ardmore Shipping Corp.(1)	1,009	13,783
Athlon Energy, Inc.(1)	2,000	55,600
BG Group plc	28,939	550,270
Cabot Oil & Gas Corp.	11,030	431,604
Chevron Corp.	21,602	2,601,529
ConocoPhillips	3,292	218,260
Delek US Holdings, Inc.	3,161	78,582
Devon Energy Corp.	7,004	399,858
Energy XXI Bermuda Ltd.	693	18,413
ENI SpA	14,572	332,797
EOG Resources, Inc.	2,551	400,635
Exxon Mobil Corp.	46,169	4,024,090
Gulfport Energy Corp.(1)	4,339	256,001
HollyFrontier Corp.	255	11,342
Hugoton Royalty Trust	1,402	11,216
Imperial Oil Ltd.	25,356	1,058,727
Jones Energy, Inc.(1)	907	13,469
Kodiak Oil & Gas Corp.(1)	3,816	38,122
Marathon Petroleum Corp.	9,709	704,000
Murphy Oil Corp.	5,049	340,404
Noble Energy, Inc.	4,489	275,759
Oasis Petroleum, Inc.(1)	3,850	150,920
Occidental Petroleum Corp.	13,554	1,195,598
Pacific Coast Oil Trust	1,205	21,895
Peabody Energy Corp.	3,900	67,080
Phillips 66	5,843	333,635
Rosetta Resources, Inc.(1)	853	39,690
Royal Dutch Shell plc, Class A	13,050	422,392
Scorpio Tankers, Inc.	1,460	13,768
Southwestern Energy Co.(1)	10,340	394,988
Total SA ADR	10,200	564,162
Vaalco Energy, Inc.(1)	2,189	12,171
Valero Energy Corp.	12,933	459,509
Western Refining, Inc.	9,336	273,825
Williams Partners LP	6,561	323,654

		17,574,961

PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	730	16,863
Clearwater Paper Corp.(1)	424	20,208
International Paper Co.	8,230	388,538
KapStone Paper and Packaging Corp.	2,148	90,216
Neenah Paper, Inc.	973	35,612
P.H. Glatfelter Co.	335	8,583
Wausau Paper Corp.	1,052	11,540
West Fraser Timber Co. Ltd.	1,227	97,154

		668,714

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,723	177,975
L'Oreal SA	1,770	295,339
Nu Skin Enterprises, Inc., Class A	87	7,283

Prestige Brands Holdings, Inc.(1)	2,243	72,830

		553,427

PHARMACEUTICALS — 2.6%
AbbVie, Inc.	15,407	656,492
Actavis, Inc.(1)	3,934	531,798
Akorn, Inc.(1)	1,297	23,307
Allergan, Inc.	4,436	392,054
Auxilium Pharmaceuticals, Inc.(1)	1,090	19,021
Bayer AG	2,220	246,579
Bristol-Myers Squibb Co.	12,460	519,457
Eli Lilly & Co.	13,236	680,330
GlaxoSmithKline plc	3,423	87,288
Hospira, Inc.(1)	9,677	377,693
Impax Laboratories, Inc.(1)	437	8,906
Jazz Pharmaceuticals plc(1)	214	18,766
Johnson & Johnson	36,938	3,191,813
Mallinckrodt plc(1)	6,579	287,173
Medicines Co. (The)(1)	968	30,598
Merck & Co., Inc.	49,655	2,348,185
Nektar Therapeutics(1)	1,769	21,546
Novartis AG	7,307	532,839
Novo Nordisk A/S B Shares	782	130,651
Pacira Pharmaceuticals, Inc.(1)	650	23,543
Perrigo Co.	4,807	584,291
Pfizer, Inc.	101,145	2,853,300
Questcor Pharmaceuticals, Inc.	799	53,277
Roche Holding AG	2,821	703,696
Sanofi	6,978	670,382
Santarus, Inc.(1)	1,101	24,795
ViroPharma, Inc.(1)	1,120	33,768
VIVUS, Inc.(1)	2,025	25,373
Zoetis, Inc.	7,486	218,217

		15,295,138

PROFESSIONAL SERVICES — 0.2%
Adecco SA	3,863	243,293
Barrett Business Services, Inc.	1,116	71,725
Capita Group plc (The)	16,049	237,146
CDI Corp.	1,651	22,387
Experian plc	10,963	191,980
Huron Consulting Group, Inc.(1)	1,195	56,882
Kforce, Inc.	1,567	25,495
On Assignment, Inc.(1)	3,633	109,608
WageWorks, Inc.(1)	2,182	91,077

		1,049,593

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Acadia Realty Trust	3,500	81,655
American Campus Communities, Inc.	2,857	95,167
American Tower Corp.	6,428	446,682
Annaly Capital Management, Inc.	34,561	403,327
Apartment Investment & Management Co., Class A	6,588	181,368
Apollo Commercial Real Estate Finance, Inc.	847	12,722

Armada Hoffler Properties, Inc.	850	7,981
Associated Estates Realty Corp.	1,041	14,335
AvalonBay Communities, Inc.	2,400	297,360
Boston Properties, Inc.	5,003	512,807
Brandywine Realty Trust	1,650	21,153
Camden Property Trust	1,539	95,095
Campus Crest Communities, Inc.	1,733	18,335
Capstead Mortgage Corp.	479	5,623
CBL & Associates Properties, Inc.	3,480	66,816
Chatham Lodging Trust	756	13,684
Chimera Investment Corp.	1,840	5,410
Cole Real Estate Investment, Inc.	17,311	191,113
Colony Financial, Inc.	340	6,722
Corporate Office Properties Trust	1,972	44,922
Corrections Corp. of America	12,481	411,124
Cousins Properties, Inc.	15,266	151,591
CubeSmart	6,500	108,225
DCT Industrial Trust, Inc.	30,830	206,253
DDR Corp.	16,248	252,169
DiamondRock Hospitality Co.	2,961	28,692
Digital Realty Trust, Inc.	3,886	216,062
Douglas Emmett, Inc.	7,000	161,700
Duke Realty Corp.	10,877	158,695
Equity One, Inc.	5,700	121,182
Equity Residential	6,857	355,810
Essex Property Trust, Inc.	1,702	243,914
Excel Trust, Inc.	892	10,401
Extra Space Storage, Inc.	7,066	291,331
Federal Realty Investment Trust	2,020	196,566
First Industrial Realty Trust, Inc.	8,851	133,916
General Growth Properties, Inc.	13,874	266,103
HCP, Inc.	8,624	351,255
Health Care REIT, Inc.	7,458	458,219
Highwoods Properties, Inc.	250	8,445
Host Hotels & Resorts, Inc.	18,946	322,650
Hudson Pacific Properties, Inc.	3,356	66,952
Kilroy Realty Corp.	5,914	288,544
Kimco Realty Corp.	13,350	267,400
LaSalle Hotel Properties	996	26,424
Macerich Co. (The)	5,164	290,630
Mack-Cali Realty Corp.	612	13,219
Medical Properties Trust, Inc.	760	8,778
MFA Financial, Inc.	1,896	13,651
National Retail Properties, Inc.	4,630	141,817
New Residential Investment Corp.	10,667	67,735
Omega Healthcare Investors, Inc.	1,083	30,757
Parkway Properties, Inc.	7,318	119,649
Pebblebrook Hotel Trust	3,943	100,941
Pennsylvania Real Estate Investment Trust	478	8,867
PennyMac Mortgage Investment Trust	418	8,799
Piedmont Office Realty Trust, Inc., Class A	27,689	475,697
Post Properties, Inc.	3,300	149,259
ProLogis, Inc.	13,374	471,300

Public Storage	3,700	564,879
Regency Centers Corp.	2,900	137,895
RLJ Lodging Trust	7,524	172,902
Rouse Properties, Inc.	841	15,592
Simon Property Group, Inc.	8,251	1,201,593
SL Green Realty Corp.	1,798	156,768
Sovran Self Storage, Inc.	562	37,244
Spirit Realty Capital, Inc.	8,200	71,422
Summit Hotel Properties, Inc.	1,532	14,615
Sunstone Hotel Investors, Inc.(1)	9,148	110,050
Taubman Centers, Inc.	2,460	165,829
UDR, Inc.	4,213	95,172
Urstadt Biddle Properties, Inc., Class A	1,002	19,569
Ventas, Inc.	8,585	534,502
Vornado Realty Trust	6,009	488,532
Washington Real Estate Investment Trust	597	14,543
Weingarten Realty Investors	5,508	158,135

		13,486,241

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CBRE Group, Inc.(1)	10,644	232,784
Countrywide plc	3,307	28,187
Daito Trust Construction Co. Ltd.	1,800	164,995
Forest City Enterprises, Inc. Class A(1)	10,200	182,580
Global Logistic Properties Ltd.	78,000	165,099
Mitsubishi Estate Co. Ltd.	14,000	365,025
Realogy Holdings Corp.(1)	2,385	100,957

		1,239,627

ROAD AND RAIL — 0.4%
Arkansas Best Corp.	1,710	42,545
Canadian National Railway Co.	2,310	216,635
Canadian Pacific Railway Ltd. New York Shares	3,507	413,931
Celadon Group, Inc.	1,157	20,988
Heartland Express, Inc.	28,250	393,240
Kansas City Southern	4,902	516,769
Marten Transport Ltd.	1,653	29,242
Saia, Inc.(1)	961	28,840
Swift Transportation Co.(1)	5,249	94,272
Union Pacific Corp.	3,675	564,259

		2,320,721

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Altera Corp.	7,786	273,834
Analog Devices, Inc.	2,755	127,501
Applied Materials, Inc.	48,349	725,718
ARM Holdings plc	12,171	165,037
ASML Holding NV	4,892	428,728
Avago Technologies Ltd.	9,383	361,339
Broadcom Corp., Class A	13,293	335,781
Cavium Networks, Inc.(1)	1,466	55,664
Cree, Inc.(1)	1,050	58,265
Cypress Semiconductor Corp.	1,335	15,112
Diodes, Inc.(1)	1,820	45,318

Freescale Semiconductor Ltd.(1)	7,186	102,904
Infineon Technologies AG	29,441	266,927
Intel Corp.	48,026	1,055,611
Intersil Corp., Class A	1,983	20,564
KLA-Tencor Corp.	3,847	212,162
Linear Technology Corp.	7,778	298,131
Maxim Integrated Products, Inc.	7,749	215,771
Microchip Technology, Inc.	10,410	404,012
MKS Instruments, Inc.	725	18,161
Nanometrics, Inc.(1)	1,906	27,237
NXP Semiconductor NV(1)	4,522	168,083
Photronics, Inc.(1)	6,183	45,012
Power Integrations, Inc.	856	44,615
Semtech Corp.(1)	2,404	71,447
Skyworks Solutions, Inc.(1)	1,025	25,994
Spansion, Inc., Class A(1)	2,187	22,679
Teradyne, Inc.(1)	29,137	447,253
Texas Instruments, Inc.	3,726	142,333
Ultratech, Inc.(1)	1,699	48,048
Xilinx, Inc.	5,885	255,527

		6,484,768

SOFTWARE — 1.5%
Activision Blizzard, Inc.	16,649	271,712
Aspen Technology, Inc.(1)	3,018	100,892
AVG Technologies NV(1)	981	21,258
Bottomline Technologies (de), Inc.(1)	2,210	60,156
BroadSoft, Inc.(1)	2,081	66,987
CA, Inc.	10,385	303,761
Cadence Design Systems, Inc.(1)	24,003	323,320
Citrix Systems, Inc.(1)	1,934	136,869
CommVault Systems, Inc.(1)	4,550	381,427
Compuware Corp.	1,256	13,402
Dassault Systemes SA	1,408	179,854
Electronic Arts, Inc.(1)	19,742	525,927
FleetMatics Group plc(1)	550	27,198
Infoblox, Inc.(1)	690	24,081
Informatica Corp.(1)	1,814	64,887
Interactive Intelligence, Inc.(1)	884	52,068
Manhattan Associates, Inc.(1)	560	49,000
Mentor Graphics Corp.	1,047	23,202
Microsoft Corp.	78,739	2,629,883
Monotype Imaging Holdings, Inc.	1,804	46,453
NetSuite, Inc.(1)	4,208	418,401
Oracle Corp.	64,306	2,048,789
PROS Holdings, Inc.(1)	1,404	46,051
PTC, Inc.(1)	337	8,786
QLIK Technologies, Inc.(1)	1,841	60,366
Qualys, Inc.(1)	1,660	33,183
Splunk, Inc.(1)	5,044	278,479
SS&C Technologies Holdings, Inc.(1)	1,470	52,023
Synchronoss Technologies, Inc.(1)	716	24,616
Tangoe, Inc.(1)	1,571	32,661
Tyler Technologies, Inc.(1)	491	36,280

Ultimate Software Group, Inc.(1)	1,226	171,898

		8,513,870

SPECIALTY RETAIL — 1.5%
Aeropostale, Inc.(1)	803	6,528
American Eagle Outfitters, Inc.	13,332	192,914
Asbury Automotive Group, Inc.(1)	369	18,129
Barnes & Noble, Inc.(1)	366	5,003
Bed Bath & Beyond, Inc.(1)	1,355	99,918
Best Buy Co., Inc.	5,548	199,728
Buckle, Inc. (The)	1,984	102,732
Cabela's, Inc.(1)	467	30,602
Chico's FAS, Inc.	6,257	97,609
Conn's, Inc.(1)	2,156	143,611
Destination Maternity Corp.	628	17,440
DSW, Inc., Class A	2,718	233,993
Foot Locker, Inc.	3,014	97,051
GameStop Corp., Class A	4,249	213,342
Gap, Inc. (The)	11,217	453,615
Genesco, Inc.(1)	149	9,190
GNC Holdings, Inc. Class A	10,276	522,740
Group 1 Automotive, Inc.	117	8,977
Home Depot, Inc. (The)	17,400	1,296,126
Inditex SA	2,208	292,258
Kingfisher plc	59,326	353,959
Lithia Motors, Inc., Class A	1,837	120,544
Lowe's Cos., Inc.	25,971	1,189,991
Lumber Liquidators Holdings, Inc.(1)	1,501	149,229
MarineMax, Inc.(1)	1,411	17,271
O'Reilly Automotive, Inc.(1)	3,311	406,293
OfficeMax, Inc.	788	8,566
Penske Automotive Group, Inc.	390	15,222
PetSmart, Inc.	8,789	619,009
Rent-A-Center, Inc.	1,209	45,350
Restoration Hardware Holdings, Inc.(1)	1,100	76,483
Ross Stores, Inc.	3,577	240,589
Rue21, Inc.(1)	109	4,453
Signet Jewelers Ltd.	5,449	361,814
Stage Stores, Inc.	598	11,141
Staples, Inc.	17,427	242,410
Tractor Supply Co.	4,843	592,638
Urban Outfitters, Inc.(1)	4,281	179,502

		8,675,970

TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
adidas AG	2,687	284,102
Burberry Group plc	13,599	323,281
Cie Financiere Richemont SA	3,577	339,843
Coach, Inc.	6,218	328,373
Culp, Inc.	1,150	22,034
Fifth & Pacific Cos., Inc.(1)	2,450	58,408
Hanesbrands, Inc.	16,591	986,833
Iconix Brand Group, Inc.(1)	2,270	74,501
Luxottica Group SpA	5,368	279,883

Michael Kors Holdings Ltd.(1)	2,242	166,110
Movado Group, Inc.	528	22,498
Pandora A/S	8,250	297,010
Prada SpA	28,700	282,764
PVH Corp.	3,826	492,597
Ralph Lauren Corp.	2,461	407,074
Under Armour, Inc. Class A(1)	1,944	141,212
Vera Bradley, Inc.(1)	1,510	29,656

		4,536,179

THRIFTS AND MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	875	10,763
Brookline Bancorp., Inc.	910	8,236
Capitol Federal Financial, Inc.	9,852	120,588
Dime Community Bancshares, Inc.	633	10,077
MGIC Investment Corp.(1)	1,261	9,104
Ocwen Financial Corp.(1)	7,264	366,396
Oritani Financial Corp.	1,235	19,155
People's United Financial, Inc.	27,487	390,865
Provident Financial Services, Inc.	617	9,983
Radian Group, Inc.	650	8,808

		953,975

TOBACCO — 0.3%
Altria Group, Inc.	5,920	200,569
British American Tobacco plc	3,640	183,612
Japan Tobacco, Inc.	8,900	302,302
Lorillard, Inc.	6,688	282,902
Philip Morris International, Inc.	10,002	834,567
Universal Corp.	5,039	247,012

		2,050,964

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	141	6,715
Ashtead Group plc	45,463	454,429
Brenntag AG	1,230	186,947
DXP Enterprises, Inc.(1)	791	53,772
Edgen Group, Inc.(1)	585	4,312
H&E Equipment Services, Inc.	2,176	52,398
Kaman Corp.	481	16,931
United Rentals, Inc.(1)	5,803	317,830
Watsco, Inc.	484	43,463
Wolseley plc	8,564	432,655

		1,569,452

TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	256	2,342

WATER UTILITIES†
Artesian Resources Corp., Class A	490	10,682

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
KDDI Corp.	5,100	243,871
Rogers Communications, Inc., Class B	5,856	231,227

SBA Communications Corp., Class A(1)	5,672	425,400

		900,498

TOTAL COMMON STOCKS (Cost $201,547,745)		264,020,775

U.S. TREASURY SECURITIES — 18.1%

U.S. Treasury Bonds, 5.50%, 8/15/28	1,100,000	1,391,414
U.S. Treasury Bonds, 5.375%, 2/15/31	550,000	694,332
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	3,855,516
U.S. Treasury Bonds, 4.375%, 5/15/41	150,000	168,996
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	764,004
U.S. Treasury Bonds, 3.125%, 2/15/43	450,000	401,906
U.S. Treasury Bonds, 2.875%, 5/15/43	900,000	761,485
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	7,885,173	9,485,618
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	745,455	866,970
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,204,919	1,404,296
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	868,064	727,004
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	609,390	488,321
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	7,488,695	7,668,595
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	793,425	812,981
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	2,981,461	3,052,852
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,020,340	2,057,431
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	4,981,202	5,406,158
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,087,610	1,218,038
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,295,808	1,396,942
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,910,316	5,183,261
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,263,589	3,324,781
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,599,135	1,544,728
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,218,504	1,173,477
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,844,270	3,655,509
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	602,040	585,155
U.S. Treasury Notes, 0.75%, 12/15/13	2,000,000	2,003,906
U.S. Treasury Notes, 1.25%, 2/15/14	1,800,000	1,809,634
U.S. Treasury Notes, 1.25%, 3/15/14	3,260,000	3,280,310
U.S. Treasury Notes, 1.25%, 4/15/14	1,400,000	1,409,981
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	4,991,700
U.S. Treasury Notes, 0.375%, 11/15/15(2)	1,700,000	1,696,280
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,529,591
U.S. Treasury Notes, 2.125%, 12/31/15	1,500,000	1,555,782
U.S. Treasury Notes, 0.375%, 1/15/16	8,500,000	8,467,130
U.S. Treasury Notes, 0.50%, 6/15/16	700,000	696,090
U.S. Treasury Notes, 0.75%, 6/30/17	500,000	491,621
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,395,912
U.S. Treasury Notes, 0.875%, 1/31/18	750,000	732,071
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	315,059
U.S. Treasury Notes, 1.375%, 7/31/18	9,150,000	9,050,997
U.S. Treasury Notes, 1.75%, 5/15/23	6,100,000	5,565,060

TOTAL U.S. TREASURY SECURITIES (Cost $105,248,982)		106,080,894

CORPORATE BONDS — 8.4%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	100,000	107,102

Lockheed Martin Corp., 4.25%, 11/15/19		120,000	129,244
Raytheon Co., 2.50%, 12/15/22		160,000	144,993
United Technologies Corp., 3.10%, 6/1/22		50,000	48,712
United Technologies Corp., 6.05%, 6/1/36		41,000	48,980
United Technologies Corp., 5.70%, 4/15/40		150,000	174,323
United Technologies Corp., 4.50%, 6/1/42		90,000	88,523

			741,877

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(3)		210,000	216,779
American Honda Finance Corp., 1.50%, 9/11/17(3)		40,000	39,167
Daimler Finance North America LLC, 1.30%, 7/31/15(3)		140,000	140,571
Daimler Finance North America LLC, 2.625%, 9/15/16(3)		170,000	174,619
Ford Motor Co., 4.75%, 1/15/43		30,000	26,541
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	260,855

			858,532

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		370,000	462,816
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		160,000	147,050
Brown-Forman Corp., 3.75%, 1/15/43		30,000	25,642
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	142,997
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		50,000	51,794
PepsiCo, Inc., 2.75%, 3/1/23		80,000	73,944
Pernod-Ricard SA, 2.95%, 1/15/17(3)		170,000	173,648
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)		300,000	305,516
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)		150,000	150,493

			1,533,900

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17		100,000	100,967
Amgen, Inc., 4.10%, 6/15/21		70,000	71,670
Amgen, Inc., 5.375%, 5/15/43		40,000	40,067
Celgene Corp., 3.25%, 8/15/22		80,000	75,159
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	116,820

			404,683

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		290,000	334,617
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	96,078

			430,695

CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	103,354
Dow Chemical Co. (The), 4.25%, 11/15/20		100,000	104,222
Eastman Chemical Co., 2.40%, 6/1/17		80,000	80,391
Eastman Chemical Co., 3.60%, 8/15/22		100,000	96,771
Ecolab, Inc., 4.35%, 12/8/21		160,000	167,179
EI du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	27,235

			579,152

COMMERCIAL BANKS — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	176,383
Bank of America N.A., 5.30%, 3/15/17		$810,000	883,471
Bank of Montreal, MTN, 1.45%, 4/9/18		70,000	67,829

Bank of Nova Scotia, 2.55%, 1/12/17		140,000	143,480
Barclays Bank plc, 5.14%, 10/14/20		100,000	103,769
BB&T Corp., MTN, 5.70%, 4/30/14		80,000	82,716
BB&T Corp., MTN, 3.20%, 3/15/16		160,000	167,220
BB&T Corp., MTN, 2.05%, 6/19/18		60,000	59,235
Capital One Financial Corp., 2.15%, 3/23/15		100,000	101,620
Capital One Financial Corp., 1.00%, 11/6/15		60,000	59,612
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	164,513
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	168,688
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	209,329
HSBC Bank plc, 3.50%, 6/28/15(3)		$120,000	125,727
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	278,137
KFW, 2.00%, 6/1/16		230,000	237,192
KFW, 3.875%, 1/21/19	EUR	125,000	187,683
KFW, MTN, 4.625%, 1/4/23	EUR	210,000	338,995
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	201,597
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	42,195
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	175,149
U.S. Bancorp., 3.44%, 2/1/16		100,000	104,256
U.S. Bancorp., MTN, 3.00%, 3/15/22		70,000	67,773
U.S. Bancorp., MTN, 2.95%, 7/15/22		40,000	37,365
Wachovia Bank N.A., 4.80%, 11/1/14		299,000	313,249
Wells Fargo & Co., 3.68%, 6/15/16		120,000	127,517
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,239
Wells Fargo & Co., MTN, 4.60%, 4/1/21		170,000	183,121

			4,828,060

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		50,000	52,832
Republic Services, Inc., 3.55%, 6/1/22		70,000	67,827
Waste Management, Inc., 6.125%, 11/30/39		150,000	171,066

			291,725

COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	95,516
Apple, Inc., 2.40%, 5/3/23		220,000	198,724
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	37,087
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	257,734

			589,061

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	144,688
Hewlett-Packard Co., 4.65%, 12/9/21		70,000	68,569

			213,257

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		90,000	87,080

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	287,077
American Express Co., 1.55%, 5/22/18		60,000	58,072
American Express Credit Corp., 1.30%, 7/29/16		110,000	110,249
American Express Credit Corp., MTN, 2.75%, 9/15/15		200,000	207,324
Discover Bank, 2.00%, 2/21/18		250,000	241,946
Equifax, Inc., 3.30%, 12/15/22		100,000	93,114

PNC Bank N.A., 6.00%, 12/7/17		340,000	390,222

			1,388,004

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	34,085
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	64,446
Johns Hopkins University, 4.08%, 7/1/53		30,000	27,092

			125,623

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Bank of America Corp., 4.50%, 4/1/15		60,000	62,937
Bank of America Corp., 3.75%, 7/12/16		110,000	116,062
Bank of America Corp., 6.50%, 8/1/16		230,000	259,414
Bank of America Corp., 5.75%, 12/1/17		210,000	234,923
Bank of America Corp., 5.70%, 1/24/22		160,000	176,531
Bank of America Corp., 4.10%, 7/24/23		70,000	68,860
BNP Paribas SA, MTN, 2.70%, 8/20/18		70,000	69,701
Citigroup, Inc., 4.75%, 5/19/15		70,000	74,166
Citigroup, Inc., 4.45%, 1/10/17		100,000	107,647
Citigroup, Inc., 5.50%, 2/15/17		100,000	108,522
Citigroup, Inc., 6.125%, 11/21/17		390,000	446,954
Citigroup, Inc., 1.75%, 5/1/18		240,000	230,773
Citigroup, Inc., 4.50%, 1/14/22		260,000	270,396
Citigroup, Inc., 4.05%, 7/30/22		50,000	48,102
Deutsche Bank AG (London), 3.875%, 8/18/14		220,000	226,471
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	234,042
General Electric Capital Corp., 2.25%, 11/9/15		$170,000	174,110
General Electric Capital Corp., 5.30%, 2/11/21		40,000	43,198
General Electric Capital Corp., MTN, 5.00%, 1/8/16		250,000	271,320
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	273,663
General Electric Capital Corp., MTN, 5.625%, 9/15/17		375,000	424,205
General Electric Capital Corp., MTN, 6.00%, 8/7/19		410,000	472,368
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		80,000	89,481
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		90,000	88,350
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		80,000	79,881
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	592,882
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	92,790
Gulf Gate Apartments, VRN, 0.19%, 9/12/13(3)		3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21		90,000	98,366
HSBC Holdings plc, 4.00%, 3/30/22		60,000	60,504
JPMorgan Chase & Co., 6.00%, 1/15/18		560,000	640,671
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	65,521
Morgan Stanley, 4.75%, 3/22/17		90,000	96,539
Morgan Stanley, 5.75%, 1/25/21		70,000	77,279
Morgan Stanley, 3.75%, 2/25/23		160,000	151,972
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	378,125
Morgan Stanley, MTN, 5.625%, 9/23/19		200,000	220,096
UBS AG (Stamford Branch), 5.875%, 12/20/17		186,000	213,901

			10,340,723

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22		90,000	80,301
AT&T, Inc., 6.55%, 2/15/39		245,000	280,993
AT&T, Inc., 4.30%, 12/15/42		130,000	111,573

British Telecommunications plc, 5.95%, 1/15/18	230,000	262,332
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	180,000	181,499
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	178,916
Orange SA, 4.375%, 7/8/14	360,000	370,740
Telefonica Emisiones SAU, 5.88%, 7/15/19	130,000	138,709

		1,605,063

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	93,731
Ensco plc, 4.70%, 3/15/21	90,000	95,178
Transocean, Inc., 2.50%, 10/15/17	70,000	69,343
Transocean, Inc., 6.50%, 11/15/20	80,000	88,423
Weatherford International Ltd., 9.625%, 3/1/19	100,000	125,775

		472,450

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	130,000	120,083
Kroger Co. (The), 6.40%, 8/15/17	180,000	206,702
Kroger Co. (The), 5.15%, 8/1/43	40,000	39,084
Safeway, Inc., 4.75%, 12/1/21	50,000	50,597
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	138,076
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	69,298
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	250,940
Walgreen Co., 1.80%, 9/15/17	60,000	59,532
Walgreen Co., 3.10%, 9/15/22	180,000	168,692

		1,103,004

FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	290,000	313,247
Kraft Foods Group, Inc., 6.125%, 8/23/18	73,000	85,240
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	88,203
Mead Johnson Nutrition Co., 3.50%, 11/1/14	150,000	153,749
Mondelez International, Inc., 6.125%, 2/1/18	27,000	31,055
Mondelez International, Inc., 6.50%, 2/9/40	100,000	117,862
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	30,848

		820,204

GAS UTILITIES — 0.4%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	150,468
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	52,670
Energy Transfer Partners LP, 3.60%, 2/1/23	70,000	64,989
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	86,143
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	265,171
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	124,161
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	290,000	341,700
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	160,000	178,104
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	118,459
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	42,402
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	158,300
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	130,000	120,098
TransCanada PipeLines Ltd., 2.50%, 8/1/22	150,000	136,721
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	71,889
Williams Partners LP, 4.125%, 11/15/20	160,000	160,800

		2,072,075

HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23		50,000	48,228
Medtronic, Inc., 2.75%, 4/1/23		150,000	139,365

			187,593

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22		90,000	82,042
Express Scripts Holding Co., 2.65%, 2/15/17		380,000	389,040
Express Scripts, Inc., 7.25%, 6/15/19		140,000	170,075
NYU Hospitals Center, 4.43%, 7/1/42		70,000	57,993
UnitedHealth Group, Inc., 2.875%, 3/15/23		80,000	74,231
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	72,353
WellPoint, Inc., 3.30%, 1/15/23		40,000	37,611

			883,345

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	361,872
General Electric Co., 2.70%, 10/9/22		190,000	177,208
General Electric Co., 4.125%, 10/9/42		60,000	54,707

			593,787

INSURANCE — 0.5%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	229,828
Allstate Corp. (The), 4.50%, 6/15/43		$50,000	47,991
American International Group, Inc., 3.65%, 1/15/14		60,000	60,628
American International Group, Inc., 6.40%, 12/15/20		150,000	175,067
American International Group, Inc., 4.875%, 6/1/22		90,000	96,005
American International Group, Inc., MTN, 5.85%, 1/16/18		170,000	191,917
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		120,000	127,930
Berkshire Hathaway, Inc., 3.00%, 5/15/22		70,000	67,274
Berkshire Hathaway, Inc., 4.50%, 2/11/43		140,000	131,666
Genworth Holdings, Inc., 7.20%, 2/15/21		50,000	56,836
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		110,000	119,743
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		30,000	33,358
ING U.S., Inc., 5.70%, 7/15/43(3)		110,000	107,479
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)		50,000	55,058
Lincoln National Corp., 6.25%, 2/15/20		180,000	208,407
Markel Corp., 4.90%, 7/1/22		120,000	126,373
MetLife, Inc., 6.75%, 6/1/16		190,000	217,600
MetLife, Inc., 4.125%, 8/13/42		70,000	62,019
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	93,877
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	48,389
Prudential Financial, Inc., MTN, 7.375%, 6/15/19		90,000	110,297
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		100,000	112,187
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		60,000	63,778
Travelers Cos., Inc. (The), 4.60%, 8/1/43		60,000	59,871
WR Berkley Corp., 4.625%, 3/15/22		80,000	82,107

			2,685,685

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		70,000	63,291
International Business Machines Corp., 1.95%, 7/22/16		320,000	328,790
International Business Machines Corp., 3.375%, 8/1/23		200,000	196,055

			588,136

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	145,914

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	160,000	151,027
Deere & Co., 5.375%, 10/16/29	250,000	284,980

		436,007

MEDIA — 0.6%
CBS Corp., 3.375%, 3/1/22	60,000	56,523
CBS Corp., 4.85%, 7/1/42	50,000	43,996
Comcast Corp., 5.90%, 3/15/16	422,000	472,355
Comcast Corp., 6.40%, 5/15/38	30,000	35,567
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	170,000	176,887
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	230,000	234,991
Discovery Communications LLC, 5.625%, 8/15/19	130,000	148,507
Discovery Communications LLC, 3.25%, 4/1/23	60,000	55,798
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	90,180
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	470,438
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	56,415
News America, Inc., 6.90%, 8/15/39	170,000	197,887
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	28,962
Qwest Corp., 7.50%, 10/1/14	130,000	137,957
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	267,414
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	23,294
Time Warner, Inc., 3.15%, 7/15/15	170,000	177,001
Time Warner, Inc., 7.70%, 5/1/32	220,000	278,001
Viacom, Inc., 4.375%, 9/15/14	120,000	124,265
Viacom, Inc., 4.50%, 3/1/21	90,000	93,162
Viacom, Inc., 3.125%, 6/15/22	60,000	55,247
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	100,000	91,333

		3,316,180

METALS AND MINING — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	110,000	102,758
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	194,452
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(3)	40,000	35,686
Newmont Mining Corp., 6.25%, 10/1/39	150,000	142,374
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	70,000	68,591
Teck Resources Ltd., 3.15%, 1/15/17	90,000	91,081
Xstrata Canada Financial Corp., 4.95%, 11/15/21(3)	70,000	68,006

		702,948

MULTI-UTILITIES — 0.4%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	50,000	42,481
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	66,000	72,033
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	60,000	53,800
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	86,493
Consumers Energy Co., 2.85%, 5/15/22	30,000	28,978
Consumers Energy Co., 3.375%, 8/15/23	110,000	108,820
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	224,269
Dominion Resources, Inc., 2.75%, 9/15/22	80,000	74,601
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	100,708
Duke Energy Corp., 6.30%, 2/1/14	100,000	102,315
Duke Energy Corp., 3.95%, 9/15/14	160,000	165,333

Duke Energy Florida, Inc., 6.35%, 9/15/37	170,000	208,357
Edison International, 3.75%, 9/15/17	110,000	115,528
Exelon Generation Co. LLC, 4.00%, 10/1/20	60,000	59,657
Exelon Generation Co. LLC, 5.60%, 6/15/42	40,000	38,811
Florida Power Corp., 3.85%, 11/15/42	80,000	70,257
Georgia Power Co., 4.30%, 3/15/42	50,000	45,608
Nisource Finance Corp., 4.45%, 12/1/21	50,000	51,238
Nisource Finance Corp., 5.25%, 2/15/43	50,000	48,246
Northern States Power Co., 3.40%, 8/15/42	50,000	41,267
Pacific Gas & Electric Co., 4.45%, 4/15/42	40,000	36,880
PacifiCorp, 6.00%, 1/15/39	70,000	84,778
Progress Energy, Inc., 3.15%, 4/1/22	60,000	57,366
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	41,495
Sempra Energy, 6.50%, 6/1/16	150,000	170,480
Sempra Energy, 2.875%, 10/1/22	80,000	73,880
Southern Power Co., 5.15%, 9/15/41	40,000	39,922
Xcel Energy, Inc., 4.80%, 9/15/41	30,000	29,848

		2,273,449

MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	80,000	71,984

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	50,000	51,039

OIL, GAS AND CONSUMABLE FUELS — 0.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	50,000	58,310
Apache Corp., 2.625%, 1/15/23	100,000	91,383
Apache Corp., 4.75%, 4/15/43	50,000	48,203
BP Capital Markets plc, 3.20%, 3/11/16	100,000	104,993
BP Capital Markets plc, 2.25%, 11/1/16	150,000	153,349
BP Capital Markets plc, 4.50%, 10/1/20	90,000	95,980
BP Capital Markets plc, 2.75%, 5/10/23	60,000	54,282
Chevron Corp., 2.43%, 6/24/20	40,000	39,024
ConocoPhillips, 5.75%, 2/1/19	230,000	266,529
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	51,096
Devon Energy Corp., 1.875%, 5/15/17	40,000	39,453
Devon Energy Corp., 5.60%, 7/15/41	110,000	114,031
EOG Resources, Inc., 5.625%, 6/1/19	210,000	242,654
EOG Resources, Inc., 4.10%, 2/1/21	70,000	73,447
Hess Corp., 6.00%, 1/15/40	40,000	42,687
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	41,977
Noble Energy, Inc., 4.15%, 12/15/21	80,000	81,778
Petro-Canada, 6.80%, 5/15/38	70,000	83,888
Phillips 66, 4.30%, 4/1/22	160,000	161,673
Pioneer Natural Resources Co., 3.95%, 7/15/22	80,000	78,976
Shell International Finance BV, 2.375%, 8/21/22	100,000	91,385
Shell International Finance BV, 3.625%, 8/21/42	70,000	59,704
Shell International Finance BV, 4.55%, 8/12/43	80,000	79,957
Talisman Energy, Inc., 7.75%, 6/1/19	140,000	168,963
Total Capital Canada Ltd., 2.75%, 7/15/23	80,000	73,620
Total Capital SA, 2.125%, 8/10/18	90,000	89,675

		2,487,017

PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	40,000	38,225
International Paper Co., 6.00%, 11/15/41	60,000	65,018

		103,243

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	110,000	108,415
Actavis, Inc., 1.875%, 10/1/17	70,000	68,896
Actavis, Inc., 4.625%, 10/1/42	40,000	35,837
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	56,283
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	170,000	162,116
Merck & Co., Inc., 2.40%, 9/15/22	110,000	100,997
Merck & Co., Inc., 2.80%, 5/18/23	220,000	205,285
Merck & Co., Inc., 3.60%, 9/15/42	20,000	16,946
Mylan, Inc., 3.125%, 1/15/23(3)	80,000	71,934
Roche Holdings, Inc., 6.00%, 3/1/19(3)	64,000	75,846
Roche Holdings, Inc., 7.00%, 3/1/39(3)	60,000	80,342
Sanofi, 4.00%, 3/29/21	78,000	81,823
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	250,000	259,231

		1,323,951

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Boston Properties LP, 3.80%, 2/1/24	110,000	105,384
BRE Properties, Inc., 3.375%, 1/15/23	70,000	64,371
DDR Corp., 3.375%, 5/15/23	60,000	54,286
Essex Portfolio LP, 3.625%, 8/15/22	90,000	84,992
Essex Portfolio LP, 3.25%, 5/1/23	30,000	27,212
HCP, Inc., 3.75%, 2/1/16	130,000	136,410
Health Care REIT, Inc., 2.25%, 3/15/18	30,000	29,412
Health Care REIT, Inc., 3.75%, 3/15/23	100,000	94,213
Kilroy Realty LP, 3.80%, 1/15/23	140,000	129,502
ProLogis LP, 4.25%, 8/15/23	80,000	78,702
Simon Property Group LP, 5.10%, 6/15/15	170,000	182,773
UDR, Inc., MTN, 4.25%, 6/1/18	90,000	95,003
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	100,000	104,544
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	70,000	72,573
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	41,705
WEA Finance LLC, 4.625%, 5/10/21(3)	90,000	93,663

		1,394,745

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	187,476

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	146,039
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	49,829
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	20,000	19,517
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	90,000	81,590
CSX Corp., 4.25%, 6/1/21	110,000	115,749
Norfolk Southern Corp., 5.75%, 4/1/18	100,000	114,784
Norfolk Southern Corp., 3.25%, 12/1/21	90,000	88,061
Union Pacific Corp., 4.00%, 2/1/21	60,000	63,330
Union Pacific Corp., 4.75%, 9/15/41	120,000	120,677

		799,576

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17		100,000	97,901

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	335,131
Oracle Corp., 2.50%, 10/15/22		200,000	183,132
Oracle Corp., 3.625%, 7/15/23		160,000	158,705

			676,968

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	214,154
Staples, Inc., 4.375%, 1/12/23		90,000	86,462

			300,616

THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	248,556
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	302,804

			551,360

TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$260,000	234,568
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	156,238

			390,806

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		70,000	91,765
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		150,000	189,707
Vodafone Group plc, 5.625%, 2/27/17		70,000	78,152

			359,624

TOTAL CORPORATE BONDS (Cost $48,011,687)			49,094,518

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 8.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
FHLMC, VRN, 1.75%, 9/15/13		149,255	149,805
FHLMC, VRN, 1.85%, 9/15/13		344,284	346,320
FHLMC, VRN, 1.97%, 9/15/13		315,850	318,916
FHLMC, VRN, 1.98%, 9/15/13		223,812	225,527
FHLMC, VRN, 2.07%, 9/15/13		608,517	606,680
FHLMC, VRN, 2.36%, 9/15/13		427,059	416,835
FHLMC, VRN, 2.37%, 9/15/13		537,475	523,302
FHLMC, VRN, 2.43%, 9/15/13		154,913	163,990
FHLMC, VRN, 2.59%, 9/15/13		117,818	122,182
FHLMC, VRN, 2.90%, 9/15/13		113,116	113,987
FHLMC, VRN, 3.22%, 9/15/13		138,041	144,886
FHLMC, VRN, 3.28%, 9/15/13		419,403	433,066
FHLMC, VRN, 3.81%, 9/15/13		133,940	140,055
FHLMC, VRN, 4.04%, 9/15/13		192,948	202,920
FHLMC, VRN, 4.35%, 9/15/13		301,649	312,919
FHLMC, VRN, 5.19%, 9/15/13		133,348	139,369
FHLMC, VRN, 5.40%, 9/15/13		266,168	280,389
FHLMC, VRN, 6.14%, 9/15/13		145,042	154,235
FNMA, VRN, 2.71%, 9/25/13		362,407	361,770

FNMA, VRN, 3.31%, 9/25/13	186,197	189,799
FNMA, VRN, 3.36%, 9/25/13	175,075	185,978
FNMA, VRN, 3.81%, 9/25/13	257,890	269,908
FNMA, VRN, 3.93%, 9/25/13	196,817	206,386
FNMA, VRN, 3.96%, 9/25/13	102,196	108,157
FNMA, VRN, 5.40%, 9/25/13	378,524	407,106

		6,524,487

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.1%
FHLMC, 7.00%, 6/1/14	3,128	3,177
FHLMC, 6.50%, 6/1/16	15,327	16,244
FHLMC, 4.50%, 1/1/19	398,804	419,788
FHLMC, 5.00%, 1/1/21	626,216	674,890
FHLMC, 5.00%, 4/1/21	148,155	159,955
FHLMC, 8.00%, 7/1/30	5,754	6,901
FHLMC, 6.50%, 5/1/31	15,393	17,436
FHLMC, 5.50%, 12/1/33	245,401	269,343
FHLMC, 5.50%, 1/1/38	671,999	724,060
FHLMC, 6.00%, 2/1/38	645,972	702,540
FHLMC, 6.00%, 11/1/38	569,288	619,140
FHLMC, 4.00%, 4/1/41	940,284	971,031
FHLMC, 6.50%, 7/1/47	26,823	28,736
FNMA, 6.00%, 4/1/14	1,430	1,446
FNMA, 7.50%, 6/1/15	530	533
FNMA, 4.50%, 5/1/19	188,806	200,161
FNMA, 4.50%, 5/1/19	252,522	267,672
FNMA, 5.00%, 9/1/20	420,006	449,561
FNMA, 7.00%, 6/1/26	658	749
FNMA, 7.50%, 3/1/27	2,489	2,561
FNMA, 6.50%, 6/1/29	13,100	14,026
FNMA, 7.00%, 7/1/29	9,662	10,888
FNMA, 7.00%, 3/1/30	13,064	14,791
FNMA, 7.50%, 9/1/30	7,444	8,798
FNMA, 6.50%, 9/1/31	48,448	53,780
FNMA, 7.00%, 9/1/31	16,078	18,101
FNMA, 6.50%, 1/1/32	21,824	24,680
FNMA, 5.50%, 6/1/33	196,313	213,499
FNMA, 5.50%, 8/1/33	967,188	1,050,401
FNMA, 5.50%, 9/1/33	259,875	286,529
FNMA, 5.00%, 11/1/33	911,789	983,996
FNMA, 5.50%, 1/1/34	736,630	802,528
FNMA, 4.50%, 9/1/35	565,316	597,837
FNMA, 5.00%, 2/1/36	924,921	996,164
FNMA, 5.50%, 4/1/36	176,269	191,925
FNMA, 5.00%, 10/1/36	164,112	176,413
FNMA, 5.50%, 12/1/36	426,396	463,081
FNMA, 5.50%, 1/1/37	1,175,884	1,278,543
FNMA, 5.50%, 2/1/37	263,389	286,084
FNMA, 6.50%, 8/1/37	264,532	285,699
FNMA, 4.50%, 8/1/40	1,839,309	1,943,193
FNMA, 4.00%, 1/1/41	1,375,145	1,423,728
FNMA, 4.50%, 1/1/41	1,454,656	1,549,878
FNMA, 4.50%, 2/1/41	1,176,416	1,243,711

FNMA, 4.50%, 7/1/41		856,076	907,448
FNMA, 4.50%, 9/1/41		698,608	739,942
FNMA, 4.00%, 12/1/41		1,411,970	1,459,933
FNMA, 4.00%, 1/1/42		1,045,868	1,081,010
FNMA, 4.00%, 1/1/42		867,676	895,695
FNMA, 3.50%, 5/1/42		2,242,013	2,239,440
FNMA, 3.50%, 6/1/42		949,714	948,762
FNMA, 3.50%, 9/1/42		1,760,831	1,761,281
FNMA, 3.00%, 11/1/42		1,690,721	1,622,169
FNMA, 6.50%, 6/1/47		27,679	29,790
FNMA, 6.50%, 8/1/47		72,854	78,411
FNMA, 6.50%, 8/1/47		51,441	55,435
FNMA, 6.50%, 9/1/47		216,044	232,465
FNMA, 6.50%, 9/1/47		6,610	7,115
FNMA, 6.50%, 9/1/47		19,561	21,046
FNMA, 6.50%, 9/1/47		60,251	64,817
FNMA, 6.50%, 9/1/47		18,974	20,406
GNMA, 7.00%, 1/15/24		3,373	3,867
GNMA, 8.00%, 7/15/24		5,704	6,269
GNMA, 8.00%, 9/15/24		4,576	5,216
GNMA, 9.00%, 4/20/25		1,418	1,658
GNMA, 7.00%, 9/15/25		9,447	10,001
GNMA, 7.50%, 10/15/25		9,285	10,505
GNMA, 7.50%, 2/15/26		15,216	17,282
GNMA, 6.00%, 4/15/26		2,791	3,074
GNMA, 8.25%, 7/15/26		35,325	37,300
GNMA, 7.00%, 12/15/27		22,912	23,865
GNMA, 6.50%, 2/15/28		7,572	8,378
GNMA, 6.50%, 2/15/28		1,389	1,468
GNMA, 6.50%, 3/15/28		11,170	11,336
GNMA, 6.50%, 4/15/28		2,137	2,366
GNMA, 6.00%, 10/15/28		29,552	32,660
GNMA, 7.00%, 5/15/31		14,326	16,887
GNMA, 5.50%, 11/15/32		131,065	144,107
GNMA, 6.50%, 10/15/38		1,589,588	1,785,081
GNMA, 4.00%, 1/20/41		1,970,828	2,060,026
GNMA, 4.50%, 5/20/41		1,304,449	1,395,364
GNMA, 4.50%, 6/15/41		513,669	556,608
GNMA, 4.00%, 12/15/41		2,442,850	2,541,888
GNMA, 3.50%, 6/20/42		874,679	883,614
GNMA, 3.50%, 7/20/42		664,446	671,234

			41,849,416

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $47,776,687)			48,373,903

SOVEREIGN GOVERNMENTS AND AGENCIES — 7.3%

AUSTRALIA — 0.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	452,754
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	272,856

			725,610

AUSTRIA — 0.5%
Austria Government Bond, 3.40%, 10/20/14(3)	EUR	450,000	617,129
Austria Government Bond, 4.30%, 9/15/17(3)	EUR	190,000	284,605
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	655,000	1,004,983
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	285,000	431,380
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	75,000	109,574
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	235,000	375,355

			2,823,026

BELGIUM — 0.3%
Belgium Government Bond, 4.00%, 3/28/18	EUR	540,000	798,923
Belgium Government Bond, 3.75%, 9/28/20	EUR	260,000	381,926
Belgium Government Bond, 2.25%, 6/22/23	EUR	225,000	285,066
Belgium Government Bond, 5.00%, 3/28/35	EUR	360,000	579,882

			2,045,797

CANADA — 0.4%
Canadian Government Bond, 5.00%, 6/1/14	CAD	490,000	478,710
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	284,141
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	289,642
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	460,062
Hydro-Quebec, 8.40%, 1/15/22		$77,000	102,663
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	302,087
Province of Ontario Canada, 5.45%, 4/27/16		$130,000	145,193
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	89,796
Province of Ontario Canada, 1.60%, 9/21/16		$90,000	91,127
Province of Ontario Canada, 4.40%, 6/2/19	CAD	400,000	414,100

			2,657,521

DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/17	DKK	2,220,000	445,159
Denmark Government Bond, 4.00%, 11/15/19	DKK	290,000	59,716
Denmark Government Bond, 7.00%, 11/10/24	DKK	1,830,000	488,040
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,435,000	585,061

			1,577,976

FINLAND — 0.4%
Finland Government Bond, 3.125%, 9/15/14(3)	EUR	460,000	626,844
Finland Government Bond, 3.875%, 9/15/17(3)	EUR	455,000	672,530
Finland Government Bond, 4.375%, 7/4/19(3)	EUR	104,000	160,922
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	295,000	377,353
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	435,000	670,322

			2,507,971

FRANCE — 0.4%
France Government Bond OAT, 4.00%, 4/25/14	EUR	210,000	284,557
France Government Bond OAT, 3.25%, 10/25/21	EUR	200,000	287,752
France Government Bond OAT, 5.50%, 4/25/29	EUR	145,000	249,641
France Government Bond OAT, 4.75%, 4/25/35	EUR	260,000	419,087
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	890,007

			2,131,044

GERMANY — 0.4%
Bundesobligation, 2.00%, 2/26/16	EUR	510,000	702,693
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	450,000	678,807

Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	235,000	418,234
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	275,000	473,841

			2,273,575

JAPAN — 1.8%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	2,180,631
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	262,500,000	2,837,962
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	198,500,000	2,084,985
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	87,600,000	1,013,843
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	70,900,000	761,361
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	158,000,000	1,820,263

			10,699,045

MULTI-NATIONAL — 0.2%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	275,063
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	221,908
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	421,597

			918,568

NETHERLANDS — 0.3%
Netherlands Government Bond, 4.00%, 7/15/16(3)	EUR	440,000	638,283
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	615,000	910,599
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	85,000	113,893
Netherlands Government Bond, 4.00%, 1/15/37(3)	EUR	270,000	427,747

			2,090,522

NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	141,457

NORWAY — 0.2%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	163,532
Norway Government Bond, 3.75%, 5/25/21	NOK	6,240,000	1,087,622

			1,251,154

SINGAPORE — 0.1%
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	224,817
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	99,653

			324,470

SWEDEN — 0.2%
Sweden Government Bond, 6.75%, 5/5/14	SEK	2,400,000	376,114
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,505,000	254,355
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,210,000	529,305

			1,159,774

SWITZERLAND — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	175,452
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	120,529

			295,981

UNITED KINGDOM — 1.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	635,000	1,030,128
United Kingdom Gilt, 4.00%, 9/7/16	GBP	810,000	1,376,813
United Kingdom Gilt, 4.50%, 3/7/19	GBP	695,000	1,236,190
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	150,854
United Kingdom Gilt, 3.75%, 9/7/21	GBP	710,000	1,214,591
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,041,977

United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	313,577
United Kingdom Gilt, 4.25%, 3/7/36	GBP	1,115,000	1,945,041
United Kingdom Gilt, 4.50%, 12/7/42	GBP	50,000	91,555
United Kingdom Gilt, 4.25%, 12/7/55	GBP	450,000	806,257

			9,206,983

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $43,892,759)			42,830,474

COMMERCIAL PAPER(5) — 4.0%

Bank of Nova Scotia, 0.17%, 12/30/13		$2,400,000	2,398,365
BNP Paribas Finance, Inc., 0.17%, 10/1/13		2,400,000	2,399,674
Catholic Health Initiatives, 0.18%, 9/5/13		2,300,000	2,299,969
CRC Funding LLC, 0.20%, 9/30/13(3)		2,400,000	2,399,523
Crown Point Capital Co., 0.16%, 9/20/13(3)		2,400,000	2,399,790
Legacy Capital LLC,, 0.16%, 9/27/13(3)		2,400,000	2,399,705
Lexington Parker Capital, 0.16%, 9/6/13(3)		2,400,000	2,399,935
San Diego Water Authority, 0.01%, 9/3/13		2,200,000	2,200,000
San Francisco City & County Public Utilities Commission, 0.17%, 10/7/13		2,400,000	2,400,000
Toyota Motor Credit Corp., 0.21%, 1/9/14		2,400,000	2,398,398

TOTAL COMMERCIAL PAPER (Cost $23,695,537)			23,695,359

MUNICIPAL SECURITIES — 3.7%

Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.09%, 9/5/13 (LOC: Wells Fargo Bank N.A.)		1,875,000	1,875,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		65,000	78,514
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		130,000	158,032
California GO, (Building Bonds), 7.55%, 4/1/39		30,000	39,013
California GO, (Building Bonds), 7.30%, 10/1/39		80,000	100,669
California GO, (Building Bonds), 7.60%, 11/1/40		65,000	85,192
California Infrastructure & Economic Development Bank Rev., Series 1999 A, VRDN, 0.16%, 9/5/13 (LOC: Comerica Bank)		580,000	580,000
Chambersburg Municipal Authority Rev., (Wilson College), VRDN, 0.11%, 9/5/13 (LOC: Bank of America N.A.)		1,700,000	1,700,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.12%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)		2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.09%, 9/4/13 (LOC: Bayerische Landesbank)		1,360,000	1,360,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.09%, 9/5/13 (AGM)(LOC: JPMorgan Chase Bank N.A.)		1,385,000	1,385,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.09%, 9/5/13 (AGM)(LOC: JPMorgan Chase Bank N.A.)		1,000,000	1,000,000
County of Montgomery Rev., Series 2008 D2, (Catholic Health Initiatives), VRN, 5.25%, 11/12/13		500,000	505,130
Florida Housing Finance Corp. Rev., Series 2003 E1, (St. Andrews Pointe Apartments), VRDN, 0.08%, 9/5/13 (LIQ FAC: FNMA)		715,000	715,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		130,000	114,299
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		65,000	79,076
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		80,000	87,526

Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	65,369
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.13%, 9/3/13 (LOC: Commerce Bank)	2,400,000	2,400,000
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.10%, 9/5/13 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	130,231
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	94,453
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	40,000	47,126
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	111,068
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.19%, 9/4/13 (LOC: FNMA)	770,000	770,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	81,354
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	48,452
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	120,000	103,912
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	165,774
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	196,968
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	99,646
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	83,966
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	116,219
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	142,437
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	53,014
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.10%, 9/4/13 (SBBPA: Citibank N.A.)	1,425,000	1,425,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.11%, 9/4/13 (LOC: Citibank N.A.)	2,170,000	2,170,000

TOTAL MUNICIPAL SECURITIES (Cost $21,781,599)		21,967,440

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.5%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	224,568	225,812
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/13	250,000	267,637
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/13	200,000	214,940
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	325,000	302,545
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	197,471
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	306,836	310,020
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 9/1/13	475,000	481,142
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/13	300,000	310,660

GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 9/1/13	423,345	432,799
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	300,000	314,308
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,025,000	1,070,299
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	375,000	368,696
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/13(3)	650,000	608,808
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	235,581	239,200
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	282,072	285,443
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 9/11/13	250,000	254,632
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	380,143	385,250
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	527,000	557,673
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 9/11/13	100,000	107,549
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	464,902
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,262	25,252
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	461,835	477,240
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	47,992	48,473
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	875,000	904,490

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,020,447)		8,855,241

U.S. GOVERNMENT AGENCY SECURITIES — 0.3%

FHLMC, 2.375%, 1/13/22	980,000	939,667
FNMA, 6.625%, 11/15/30	540,000	719,587

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,709,547)		1,659,254

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 2000 Index Fund	439	44,067
iShares Russell Midcap Value Index Fund	23,309	1,367,306

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,168,291)		1,411,373

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 9/1/13(3)	222,574	213,099

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	695,666	765,654

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $902,099)		978,753

ASSET-BACKED SECURITIES(4)†

US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27 (Cost $77,219)	80,000	74,400

CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	559	15,669

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	97	9,894

TOBACCO†
Universal Corp., 6.75%	9	10,234

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,316)		35,797

TEMPORARY CASH INVESTMENTS — 3.2%

SSgA U.S. Government Money Market Fund (Cost $18,644,429)	18,644,429	18,644,429

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $523,513,344)		587,722,610

OTHER ASSETS AND LIABILITIES — (0.1)%		(496,044)

TOTAL NET ASSETS — 100.0%		$587,226,566

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	473,681	USD	427,696	Westpac Group	9/17/13	(6,456)
AUD	168,403	USD	153,498	Westpac Group	9/17/13	(3,739)
AUD	40,000	USD	36,660	Westpac Group	9/17/13	(1,088)
USD	125,080	AUD	140,000	Barclays Bank plc	9/17/13	579
USD	54,017	AUD	60,000	Barclays Bank plc	9/17/13	659
USD	111,678	AUD	125,000	HSBC Holdings plc	9/17/13	517
USD	1,059,955	AUD	1,150,000	Westpac Group	9/17/13	37,270
USD	150,317	AUD	157,693	Westpac Group	9/17/13	10,082
USD	98,437	AUD	110,000	Westpac Group	9/17/13	615
USD	85,945	AUD	90,000	Westpac Group	9/17/13	5,909
CAD	274,278	USD	269,124	Barclays Bank plc	9/17/13	(8,815)
CAD	61,751	USD	60,000	Barclays Bank plc	9/17/13	(1,394)
CAD	73,741	USD	70,000	Deutsche Bank	9/17/13	(15)
CAD	42,237	USD	40,000	Deutsche Bank	9/17/13	86
CAD	36,514	USD	35,000	Deutsche Bank	9/17/13	(346)
CAD	33,814	USD	32,856	Deutsche Bank	9/17/13	(764)
CAD	67,326	USD	63,921	Westpac Group	9/17/13	(24)
USD	429,091	CAD	442,268	Barclays Bank plc	9/17/13	9,348
USD	65,000	CAD	67,884	Barclays Bank plc	9/17/13	573
USD	50,000	CAD	52,654	Barclays Bank plc	9/17/13	28
USD	29,380	CAD	30,000	Barclays Bank plc	9/17/13	908
USD	19,065	CAD	20,000	Barclays Bank plc	9/17/13	83
USD	294,421	CAD	300,000	Westpac Group	9/17/13	9,700
USD	100,000	CAD	105,692	Westpac Group	9/17/13	(309)

USD	90,000	CAD	94,666	Westpac Group	9/17/13	155
USD	65,000	CAD	68,613	Westpac Group	9/17/13	(118)
USD	1,045,664	CAD	1,100,430	JPMorgan Chase Bank N.A.	9/30/13	1,614
USD	25,895	CAD	27,178	JPMorgan Chase Bank N.A.	9/30/13	110
USD	25,849	CAD	27,183	JPMorgan Chase Bank N.A.	9/30/13	59
CHF	5,774	USD	5,984	Barclays Bank plc	9/17/13	223
CHF	3,493	USD	3,691	Barclays Bank plc	9/17/13	64
CHF	158,962	USD	172,665	UBS AG	9/17/13	(1,804)
CHF	55,930	USD	60,000	Westpac Group	9/17/13	116
CHF	5,907	USD	6,406	Credit Suisse AG	9/30/13	(55)
USD	10,845	CHF	10,000	Westpac Group	9/17/13	97
USD	223,244	CHF	206,132	Credit Suisse AG	9/30/13	1,660
CZK	4,789,000	USD	248,625	Deutsche Bank	9/17/13	(2,711)
CZK	1,447,394	USD	75,000	Deutsche Bank	9/17/13	(677)
CZK	1,068,689	USD	55,000	Deutsche Bank	9/17/13	(123)
CZK	750,000	USD	39,128	Deutsche Bank	9/17/13	(616)
USD	45,000	CZK	908,084	Deutsche Bank	9/17/13	(1,630)
USD	40,000	CZK	807,380	UBS AG	9/17/13	(1,459)
DKK	3,709,416	USD	662,756	Barclays Bank plc	9/17/13	(5,475)
DKK	763,032	USD	134,382	Barclays Bank plc	9/17/13	822
DKK	45,905	USD	8,122	Barclays Bank plc	9/17/13	12
USD	79,915	DKK	450,391	Barclays Bank plc	9/17/13	109
USD	25,674	DKK	146,129	Barclays Bank plc	9/17/13	(219)
EUR	1,030,141	USD	1,340,276	Barclays Bank plc	9/17/13	21,268
EUR	400,000	USD	513,062	Barclays Bank plc	9/17/13	15,620
EUR	225,000	USD	293,105	Barclays Bank plc	9/17/13	4,278
EUR	165,000	USD	211,550	Barclays Bank plc	9/17/13	6,532
EUR	115,000	USD	153,423	Barclays Bank plc	9/17/13	(1,426)
EUR	90,000	USD	118,676	Barclays Bank plc	9/17/13	278
EUR	85,000	USD	112,146	Barclays Bank plc	9/17/13	199
EUR	55,000	USD	71,869	Barclays Bank plc	9/17/13	825
EUR	40,000	USD	53,376	Barclays Bank plc	9/17/13	(508)
EUR	150,000	USD	200,000	HSBC Holdings plc	9/17/13	(1,744)
EUR	250,000	USD	325,076	Westpac Group	9/17/13	5,350
EUR	45,000	USD	59,535	Westpac Group	9/17/13	(58)
EUR	42,021	USD	55,509	UBS AG	9/30/13	32
EUR	9,722	USD	12,961	UBS AG	9/30/13	(111)
USD	503,038	EUR	382,702	Barclays Bank plc	9/17/13	(2,781)
USD	344,360	EUR	260,000	Barclays Bank plc	9/17/13	716
USD	239,045	EUR	180,000	Barclays Bank plc	9/17/13	1,138
USD	170,935	EUR	129,987	Barclays Bank plc	9/17/13	(870)
USD	157,426	EUR	120,000	Barclays Bank plc	9/17/13	(1,179)
USD	124,749	EUR	93,853	Barclays Bank plc	9/17/13	703
USD	115,687	EUR	86,565	Barclays Bank plc	9/17/13	1,273
USD	91,864	EUR	70,000	Barclays Bank plc	9/17/13	(655)
USD	80,339	EUR	60,000	Barclays Bank plc	9/17/13	1,037
USD	80,101	EUR	60,000	Barclays Bank plc	9/17/13	798
USD	78,583	EUR	60,000	Barclays Bank plc	9/17/13	(720)
USD	59,054	EUR	45,000	Barclays Bank plc	9/17/13	(422)
USD	13,201	EUR	10,000	Barclays Bank plc	9/17/13	(16)

USD	53,525	EUR	40,000	Deutsche Bank	9/17/13	657
USD	138,982	EUR	104,236	HSBC Holdings plc	9/17/13	1,212
USD	103,881	EUR	80,000	Westpac Group	9/17/13	(1,855)
USD	964,903	EUR	721,849	UBS AG	9/30/13	10,790
USD	440,448	EUR	329,501	UBS AG	9/30/13	4,925
GBP	45,000	USD	68,202	Barclays Bank plc	9/17/13	1,527
GBP	40,000	USD	62,143	Barclays Bank plc	9/17/13	(161)
GBP	150,000	USD	223,589	HSBC Holdings plc	9/17/13	8,843
GBP	78,600	USD	123,698	HSBC Holdings plc	9/17/13	(1,904)
GBP	75,000	USD	113,610	HSBC Holdings plc	9/17/13	2,606
GBP	70,000	USD	108,471	HSBC Holdings plc	9/17/13	(3)
GBP	30,000	USD	47,107	HSBC Holdings plc	9/17/13	(621)
GBP	30,000	USD	46,038	HSBC Holdings plc	9/17/13	448
GBP	25,000	USD	37,290	UBS AG	9/17/13	1,449
GBP	100,000	USD	151,595	Westpac Group	9/17/13	3,359
GBP	2,742	USD	4,250	Credit Suisse AG	9/30/13	(2)
USD	300,242	GBP	196,253	Barclays Bank plc	9/17/13	(3,861)
USD	274,758	GBP	181,738	Barclays Bank plc	9/17/13	(6,853)
USD	188,896	GBP	124,697	Barclays Bank plc	9/17/13	(4,328)
USD	155,004	GBP	100,000	Barclays Bank plc	9/17/13	50
USD	98,850	GBP	65,000	Barclays Bank plc	9/17/13	(1,870)
USD	31,284	GBP	20,000	Barclays Bank plc	9/17/13	293
USD	1,349,509	GBP	859,431	HSBC Holdings plc	9/17/13	17,782
USD	61,999	GBP	40,000	HSBC Holdings plc	9/17/13	18
USD	59,396	GBP	40,000	HSBC Holdings plc	9/17/13	(2,585)
USD	45,271	GBP	30,000	HSBC Holdings plc	9/17/13	(1,216)
USD	143,368	GBP	92,074	Credit Suisse AG	9/30/13	710
HKD	150,000	USD	19,341	HSBC Holdings plc	9/17/13	4
HKD	129,000	USD	16,622	Westpac Group	9/17/13	14
JPY	121,267,296	USD	1,288,132	Barclays Bank plc	9/17/13	(52,971)
JPY	6,318,390	USD	65,000	Barclays Bank plc	9/17/13	(644)
JPY	153,643	USD	1,533	Barclays Bank plc	9/17/13	32
JPY	30,100,000	USD	319,305	Westpac Group	9/17/13	(12,723)
JPY	29,613,428	USD	295,000	Westpac Group	9/17/13	6,626
JPY	21,679,203	USD	215,000	Westpac Group	9/17/13	5,812
JPY	11,546,863	USD	115,000	Westpac Group	9/17/13	2,610
JPY	6,977,880	USD	70,000	Westpac Group	9/17/13	1,073
JPY	5,337,893	USD	55,000	Westpac Group	9/17/13	(631)
JPY	4,597,814	USD	46,032	Westpac Group	9/17/13	799
JPY	4,044,100	USD	40,000	Westpac Group	9/17/13	1,191
JPY	3,684,850	USD	36,877	Westpac Group	9/17/13	655
JPY	1,200,000	USD	12,664	Westpac Group	9/17/13	(442)
JPY	1,104,910	USD	11,260	Westpac Group	9/17/13	(6)
USD	200,000	JPY	19,648,700	Barclays Bank plc	9/17/13	(131)
USD	75,000	JPY	7,359,398	Barclays Bank plc	9/17/13	41
USD	60,000	JPY	5,874,480	Barclays Bank plc	9/17/13	166
USD	300,000	JPY	29,791,050	HSBC Holdings plc	9/17/13	(3,435)
USD	466,982	JPY	46,672,489	Westpac Group	9/17/13	(8,398)
USD	117,364	JPY	11,798,028	Westpac Group	9/17/13	(2,804)
USD	65,000	JPY	6,382,682	Westpac Group	9/17/13	(10)
USD	45,000	JPY	4,483,098	Westpac Group	9/17/13	(662)
USD	24,559	JPY	2,443,535	Westpac Group	9/17/13	(330)
USD	19,165	JPY	1,897,559	Westpac Group	9/17/13	(162)

USD	18,731	JPY	1,861,936	Westpac Group	9/17/13	(234)
USD	9,987	JPY	992,643	Westpac Group	9/17/13	(124)
KRW	1,896,250,001	USD	1,673,181	HSBC Holdings plc	9/17/13	33,609
KRW	230,866,900	USD	205,000	HSBC Holdings plc	9/17/13	2,800
KRW	225,800,000	USD	200,000	HSBC Holdings plc	9/17/13	3,240
KRW	173,359,750	USD	155,000	HSBC Holdings plc	9/17/13	1,039
KRW	130,864,250	USD	115,000	HSBC Holdings plc	9/17/13	2,789
KRW	109,178,750	USD	95,000	HSBC Holdings plc	9/17/13	3,270
KRW	80,087,000	USD	70,000	HSBC Holdings plc	9/17/13	2,085
KRW	73,095,750	USD	65,000	HSBC Holdings plc	9/17/13	793
KRW	51,345,000	USD	45,000	HSBC Holdings plc	9/17/13	1,215
KRW	45,755,200	USD	40,000	HSBC Holdings plc	9/17/13	1,184
KRW	39,340,000	USD	35,000	HSBC Holdings plc	9/17/13	409
USD	200,000	KRW	230,150,000	HSBC Holdings plc	9/17/13	(7,155)
USD	125,000	KRW	139,681,250	HSBC Holdings plc	9/17/13	(725)
USD	108,201	KRW	125,999,995	HSBC Holdings plc	9/17/13	(5,210)
USD	107,946	KRW	126,000,004	HSBC Holdings plc	9/17/13	(5,465)
USD	90,000	KRW	100,944,000	HSBC Holdings plc	9/17/13	(858)
USD	61,715	KRW	70,000,001	HSBC Holdings plc	9/17/13	(1,291)
USD	45,000	KRW	50,490,000	HSBC Holdings plc	9/17/13	(445)
USD	17,197	KRW	19,999,995	HSBC Holdings plc	9/17/13	(805)
USD	100,000	KRW	115,275,000	Westpac Group	9/17/13	(3,758)
NOK	416,639	USD	70,000	Barclays Bank plc	9/17/13	(1,953)
NOK	918,051	USD	150,000	Deutsche Bank	9/17/13	(60)
NOK	640,000	USD	111,387	Deutsche Bank	9/17/13	(6,859)
NOK	280,004	USD	45,000	Deutsche Bank	9/17/13	731
NOK	266,755	USD	45,000	Deutsche Bank	9/17/13	(1,432)
NOK	242,988	USD	40,000	Deutsche Bank	9/17/13	(314)
NOK	239,815	USD	40,000	HSBC Holdings plc	9/17/13	(832)
NOK	294,520	USD	50,000	Westpac Group	9/17/13	(1,898)
USD	264,648	NOK	1,620,897	Barclays Bank plc	9/17/13	(83)
USD	145,000	NOK	884,202	Barclays Bank plc	9/17/13	588
USD	143,619	NOK	863,337	Barclays Bank plc	9/17/13	2,615
USD	140,251	NOK	835,162	Barclays Bank plc	9/17/13	3,849
USD	285,396	NOK	1,650,000	Deutsche Bank	9/17/13	15,911
USD	280,554	NOK	1,622,006	Deutsche Bank	9/17/13	15,641
USD	191,731	NOK	1,170,000	Deutsche Bank	9/17/13	642
USD	189,336	NOK	1,170,000	Deutsche Bank	9/17/13	(1,753)
USD	90,000	NOK	550,824	Deutsche Bank	9/17/13	37
USD	50,000	NOK	297,709	Deutsche Bank	9/17/13	1,377
USD	22,933	NOK	135,914	Deutsche Bank	9/17/13	735
NZD	152,347	USD	121,387	Westpac Group	9/17/13	(3,757)
NZD	125,000	USD	101,054	Westpac Group	9/17/13	(4,539)
NZD	90,000	USD	71,384	Westpac Group	9/17/13	(1,893)
NZD	50,000	USD	38,743	Westpac Group	9/17/13	(137)
NZD	40,000	USD	31,325	Westpac Group	9/17/13	(440)
NZD	40,000	USD	32,243	Westpac Group	9/17/13	(1,358)
NZD	4,375	USD	3,383	Westpac Group	9/17/13	(5)
USD	132,256	NZD	170,000	Barclays Bank plc	9/17/13	996
USD	94,568	NZD	120,000	Westpac Group	9/17/13	1,913
USD	88,267	NZD	110,000	Westpac Group	9/17/13	3,334
USD	31,049	NZD	40,000	Westpac Group	9/17/13	164
SEK	395,249	USD	60,000	Barclays Bank plc	9/17/13	(378)

SEK	338,312	USD	50,541	Barclays Bank plc	9/17/13	492
SEK	850,000	USD	130,434	Deutsche Bank	9/17/13	(2,215)
SEK	292,256	USD	45,000	Deutsche Bank	9/17/13	(914)
SEK	268,140	USD	40,000	Deutsche Bank	9/17/13	448
SEK	130,000	USD	20,052	Deutsche Bank	9/17/13	(442)
USD	50,000	SEK	338,475	Barclays Bank plc	9/17/13	(1,058)
USD	995,033	SEK	6,484,342	Deutsche Bank	9/17/13	16,898
USD	48,587	SEK	330,000	Deutsche Bank	9/17/13	(1,192)
USD	47,661	SEK	320,000	Deutsche Bank	9/17/13	(610)
SGD	132,403	USD	105,000	HSBC Holdings plc	9/17/13	(1,202)
SGD	57,215	USD	45,000	HSBC Holdings plc	9/17/13	(145)
SGD	4,981	USD	3,912	Westpac Group	9/17/13	(7)
USD	183,472	SGD	230,000	HSBC Holdings plc	9/17/13	3,161
USD	150,000	SGD	191,213	HSBC Holdings plc	9/17/13	97
USD	25,910	SGD	32,376	HSBC Holdings plc	9/17/13	529
USD	170,000	SGD	218,500	Westpac Group	9/17/13	(1,295)
TWD	3,882,450	USD	130,000	HSBC Holdings plc	9/17/13	(222)
TWD	3,004,500	USD	100,000	HSBC Holdings plc	9/17/13	431
TWD	2,227,500	USD	75,000	HSBC Holdings plc	9/17/13	(542)
TWD	2,086,000	USD	70,000	HSBC Holdings plc	9/17/13	(272)
TWD	892,950	USD	30,000	HSBC Holdings plc	9/17/13	(151)
TWD	5,415,300	USD	180,000	Westpac Group	9/17/13	1,017
TWD	1,643,620	USD	55,000	Westpac Group	9/17/13	(59)
USD	236,150	TWD	7,140,000	HSBC Holdings plc	9/17/13	(2,518)
USD	236,033	TWD	7,140,000	HSBC Holdings plc	9/17/13	(2,635)
USD	56,990	TWD	1,700,000	HSBC Holdings plc	9/17/13	164
						113,165

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
7	U.S. Treasury 10-Year Notes	December 2013	869,969	(552)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen

KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $19,956.

(3)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $23,703,530, which represented 4.0% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	225,322,895	—	—
Foreign Common Stocks	2,788,866	35,909,014	—
U.S. Treasury Securities	—	106,080,894	—
Corporate Bonds	—	49,094,518	—
U.S. Government Agency Mortgage-Backed Securities	—	48,373,903	—
Sovereign Governments and Agencies	—	42,830,474	—
Commercial Paper	—	23,695,359	—
Municipal Securities	—	21,967,440	—
Commercial Mortgage-Backed Securities	—	8,855,241	—
U.S. Government Agency Securities	—	1,659,254	—
Exchange-Traded Funds	1,411,373	—	—
Collateralized Mortgage Obligations	—	978,753	—
Asset-Backed Securities	—	74,400	—
Convertible Preferred Stocks	—	35,797	—
Temporary Cash Investments	18,644,429	—	—

Total Value of Investment Securities	248,167,563	339,555,047	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	113,165	—
Futures Contracts	(552)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(552)	113,165	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$532,328,708
Gross tax appreciation of investments	$64,064,279
Gross tax depreciation of investments	(8,670,377)
Net tax appreciation (depreciation) of investments	$55,393,902

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

August 31, 2013

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 63.7%

AEROSPACE AND DEFENSE — 2.1%
AAR Corp.	1,796	45,062
Aerovironment, Inc.(1)	3,202	70,156
American Science & Engineering, Inc.	3,549	200,093
B/E Aerospace, Inc.(1)	16,645	1,135,022
Boeing Co. (The)	57,221	5,946,406
Embraer SA ADR	17,760	585,192
European Aeronautic Defence and Space Co. NV	39,853	2,296,750
Exelis, Inc.	9,521	140,054
General Dynamics Corp.	37,254	3,101,395
HEICO Corp.	2,360	147,500
Honeywell International, Inc.	78,446	6,241,948
KEYW Holding Corp. (The)(1)	6,526	75,310
Moog, Inc., Class A(1)	511	25,959
Northrop Grumman Corp.	36,311	3,350,416
Precision Castparts Corp.	6,961	1,470,442
Raytheon Co.	60,788	4,584,023
Rolls-Royce Holdings plc	62,669	1,079,954
Textron, Inc.	78,603	2,117,565
TransDigm Group, Inc.	8,570	1,174,090
Triumph Group, Inc.	3,883	279,459
United Technologies Corp.	19,467	1,948,647

		36,015,443

AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	21,730	1,859,654
UTi Worldwide, Inc.	432	7,132

		1,866,786

AIRLINES — 0.3%
Alaska Air Group, Inc.	8,452	478,552
Allegiant Travel Co.	1,685	159,249
Copa Holdings SA Class A	4,720	617,282
JetBlue Airways Corp.(1)	5,811	35,738
Pegasus Hava Tasimaciligi AS(1)	23,165	315,927
Ryanair Holdings plc ADR	28,660	1,360,204
Southwest Airlines Co.	118,787	1,521,661
Spirit Airlines, Inc.(1)	7,038	219,374

		4,707,987

AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	28,039	539,190
Autoliv, Inc.	9,741	788,826
BorgWarner, Inc.	6,541	631,730
Bridgestone Corp.	12,800	421,083
Continental AG	13,258	2,001,062
Dana Holding Corp.	2,111	44,246
Delphi Automotive plc	44,462	2,446,299
Goodyear Tire & Rubber Co. (The)(1)	13,550	272,626
Superior Industries International, Inc.	2,372	41,368

Tower International, Inc.(1)	1,817	37,212
Valeo SA	15,720	1,183,628
Xinyi Glass Holdings Ltd.	1,154,000	1,078,929

		9,486,199

AUTOMOBILES — 1.0%
Brilliance China Automotive Holdings Ltd.(1)	602,000	885,014
Daimler AG	20,030	1,374,460
Ford Motor Co.	110,570	1,790,128
Fuji Heavy Industries Ltd.	55,000	1,338,239
Great Wall Motor Co. Ltd. H Shares	164,000	835,391
Harley-Davidson, Inc.	35,962	2,157,001
Kia Motors Corp.	11,790	713,741
Tata Motors Ltd.	160,443	726,692
Tata Motors Ltd. ADR	35,405	790,240
Tesla Motors, Inc.(1)	13,238	2,237,222
Tofas Turk Otomobil Fabrikasi	40,209	207,215
Toyota Motor Corp.	59,900	3,623,833
Winnebago Industries, Inc.(1)	6,144	136,827

		16,816,003

BEVERAGES — 1.0%
Anheuser-Busch InBev NV	13,803	1,283,924
Beam, Inc.	8,484	531,523
Boston Beer Co., Inc., Class A(1)	352	74,568
Brown-Forman Corp., Class B	6,063	406,160
Cia de Bebidas das Americas Preference Shares ADR	9,455	328,845
Coca-Cola Co. (The)	98,366	3,755,614
Constellation Brands, Inc., Class A(1)	20,710	1,123,517
Diageo plc	47,980	1,467,760
Dr Pepper Snapple Group, Inc.	19,586	876,669
PepsiCo, Inc.	81,298	6,481,890
Pernod-Ricard SA	7,108	825,194

		17,155,664

BIOTECHNOLOGY — 1.3%
ACADIA Pharmaceuticals, Inc.(1)	4,280	85,429
Acorda Therapeutics, Inc.(1)	2,464	83,259
Aegerion Pharmaceuticals, Inc.(1)	8,680	752,382
Alexion Pharmaceuticals, Inc.(1)	20,512	2,210,373
Alnylam Pharmaceuticals, Inc.(1)	2,987	154,727
Amgen, Inc.	57,208	6,232,239
Arena Pharmaceuticals, Inc.(1)	10,857	69,593
Biogen Idec, Inc.(1)	6,226	1,326,263
Celgene Corp.(1)	20,452	2,862,871
Celldex Therapeutics, Inc.(1)	4,480	97,306
Cepheid, Inc.(1)	3,411	122,046
CSL Ltd.	39,152	2,369,264
Exact Sciences Corp.(1)	4,372	50,584
Exelixis, Inc.(1)	12,734	63,797
Gilead Sciences, Inc.(1)	48,753	2,938,343
ImmunoGen, Inc.(1)	4,090	65,440
Infinity Pharmaceuticals, Inc.(1)	3,517	65,100
InterMune, Inc.(1)	5,570	79,595

Ironwood Pharmaceuticals, Inc.(1)	6,464	75,306
Isis Pharmaceuticals, Inc.(1)	4,859	125,508
Keryx Biopharmaceuticals, Inc.(1)	6,840	58,345
MannKind Corp.(1)	10,380	60,100
Neurocrine Biosciences, Inc.(1)	4,487	65,376
NPS Pharmaceuticals, Inc.(1)	3,900	97,890
Opko Health, Inc.(1)	9,390	86,764
PDL BioPharma, Inc.	9,103	72,278
Regeneron Pharmaceuticals, Inc.(1)	6,924	1,677,754
Sarepta Therapeutics, Inc.(1)	2,020	68,943
Synageva BioPharma Corp.(1)	1,300	60,983
United Therapeutics Corp.(1)	5,317	377,028

		22,454,886

BUILDING PRODUCTS — 0.3%
American Woodmark Corp.(1)	6,116	213,265
AO Smith Corp.	1,039	43,690
Apogee Enterprises, Inc.	7,835	218,596
Builders FirstSource, Inc.(1)	35,627	202,361
Daikin Industries Ltd.	38,600	1,863,462
Fortune Brands Home & Security, Inc.	35,715	1,315,741
Lennox International, Inc.	21,549	1,479,339
Nortek, Inc.(1)	200	13,390
Quanex Building Products Corp.	3,138	52,216

		5,402,060

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.(1)	22,130	3,857,702
Ameriprise Financial, Inc.	17,290	1,489,534
Bank of New York Mellon Corp. (The)	29,550	878,817
BlackRock, Inc.	5,160	1,343,251
Calamos Asset Management, Inc., Class A	1,624	16,110
Charles Schwab Corp. (The)	36,821	768,823
Evercore Partners, Inc., Class A	769	34,290
Federated Investors, Inc., Class B	10,908	296,261
Fifth Street Finance Corp.	3,122	32,344
Franklin Resources, Inc.	53,580	2,473,253
Goldman Sachs Group, Inc. (The)	17,302	2,632,153
HFF, Inc., Class A	5,970	137,310
Janus Capital Group, Inc.	4,090	34,192
KKR & Co. LP	32,926	629,216
LPL Financial Holdings, Inc.	14,900	548,022
Manning & Napier, Inc.	2,955	44,266
Morgan Stanley	19,650	506,184
Northern Trust Corp.	46,035	2,525,940
PennantPark Investment Corp.	5,202	57,690
Schroders plc	40,666	1,457,655
Solar Capital Ltd.	3,028	66,465
State Street Corp.	20,420	1,362,422
Stifel Financial Corp.(1)	1,568	62,751
Triangle Capital Corp.	5,930	172,978
UBS AG	104,933	2,032,235
Waddell & Reed Financial, Inc., Class A	14,620	696,204

Walter Investment Management Corp.(1)	2,010	73,747

		24,229,815

CHEMICALS — 1.7%
Air Liquide SA	9,420	1,238,894
Akzo Nobel NV	13,456	791,304
Chemtura Corp.(1)	1,247	27,334
Dow Chemical Co. (The)	17,176	642,382
E.I. du Pont de Nemours & Co.	4,080	231,010
Eastman Chemical Co.	25,000	1,900,000
Flotek Industries, Inc.(1)	6,567	129,961
FMC Corp.	13,160	876,588
Givaudan SA	940	1,265,861
H.B. Fuller Co.	1,775	66,190
Hawkins, Inc.	1,531	56,769
Innophos Holdings, Inc.	3,059	149,799
Johnson Matthey plc	26,830	1,181,244
Koninklijke DSM NV	19,286	1,422,560
Kraton Performance Polymers, Inc.(1)	1,924	35,690
Kronos Worldwide, Inc.	4,071	60,292
LG Chem Ltd.	2,330	603,464
LyondellBasell Industries NV, Class A	74,662	5,237,539
Minerals Technologies, Inc.	764	33,922
Monsanto Co.	53,361	5,223,508
NewMarket Corp.	1,532	420,044
PPG Industries, Inc.	15,996	2,498,735
Sensient Technologies Corp.	863	35,780
Sherwin-Williams Co. (The)	3,675	633,570
Shin-Etsu Chemical Co. Ltd.	24,700	1,491,786
Sika AG	160	438,154
Syngenta AG	4,916	1,927,408
Tronox Ltd. Class A	8,355	178,463
Westlake Chemical Corp.	6,640	671,835

		29,470,086

COMMERCIAL BANKS — 2.7%
American National Bankshares, Inc.	3,050	66,673
Banco Popular Espanol SA(1)	189,960	892,018
Bank of Ireland(1)	4,786,671	1,398,113
Bank of the Ozarks, Inc.	2,155	97,794
BankUnited, Inc.	8,473	250,377
BNP Paribas SA	34,914	2,187,922
BOC Hong Kong Holdings Ltd.	300,000	945,908
Boston Private Financial Holdings, Inc.	3,939	40,257
Cathay General Bancorp.	11,222	247,108
Central Pacific Financial Corp.	5,260	89,367
CIT Group, Inc.(1)	29,700	1,421,739
Comerica, Inc.	11,347	463,411
Commerce Bancshares, Inc.	21,101	911,352
Commonwealth Bank of Australia	20,974	1,359,771
Credicorp Ltd.	7,353	891,478
Cullen/Frost Bankers, Inc.	8,415	596,119
CVB Financial Corp.	3,850	49,049
DNB ASA	46,741	725,573

Erste Group Bank AG	29,149	934,418
F.N.B. Corp.	3,434	41,448
First Financial Bankshares, Inc.	2,727	156,802
First Horizon National Corp.	7,398	81,822
First Interstate Bancsystem, Inc.	3,801	86,397
First Niagara Financial Group, Inc.	8,092	81,729
FirstMerit Corp.	3,852	81,508
Flushing Financial Corp.	2,364	42,316
Fulton Financial Corp.	5,077	61,381
Grupo Financiero Banorte SAB de CV	146,625	902,840
HDFC Bank Ltd.	45,502	409,084
Heritage Financial Corp.	4,246	64,200
Home Bancshares, Inc.	8,672	220,442
Industrial & Commercial Bank of China Ltd. H Shares	1,299,105	852,729
Itau Unibanco Holding SA ADR	129,374	1,574,482
Kasikornbank PCL NVDR	118,700	586,309
KeyCorp	60,141	701,845
Lakeland Financial Corp.	2,839	88,293
Lloyds Banking Group plc(1)	2,036,477	2,289,627
MB Financial, Inc.	2,188	59,054
Mitsubishi UFJ Financial Group, Inc.	116,200	681,685
National Bankshares, Inc.	2,108	77,005
OFG Bancorp	5,949	102,204
Pacific Continental Corp.	3,735	46,949
Park Sterling Corp.	9,034	53,933
Pinnacle Financial Partners, Inc.(1)	7,243	202,442
PNC Financial Services Group, Inc. (The)	43,171	3,119,968
Popular, Inc.(1)	2,578	80,073
PrivateBancorp, Inc.	3,807	83,069
Prosperity Bancshares, Inc.	1,145	68,471
PT Bank Rakyat Indonesia (Persero) Tbk	526,000	317,912
Renasant Corp.	3,350	84,319
Sberbank of Russia	497,402	1,314,970
Signature Bank(1)	2,687	235,704
Standard Chartered plc	72,004	1,607,935
SunTrust Banks, Inc.	54,011	1,729,432
Susquehanna Bancshares, Inc.	4,695	59,204
TCF Financial Corp.	2,510	35,266
Texas Capital Bancshares, Inc.(1)	2,573	113,418
U.S. Bancorp	65,680	2,373,018
UniCredit SpA	215,790	1,220,081
ViewPoint Financial Group, Inc.	4,646	92,409
Washington Banking Co.	3,350	45,962
Wells Fargo & Co.	205,601	8,446,089
WesBanco, Inc.	3,990	114,473
Westamerica Bancorp.	14,631	688,681
Zions Bancorp.	10,800	302,076

		45,247,503

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ADT Corp. (The)	61,567	2,452,213
Deluxe Corp.	13,092	515,170
G&K Services, Inc., Class A	4,007	206,120
Mobile Mini, Inc.(1)	4,137	125,682

Multi-Color Corp.	5,508	172,566
Republic Services, Inc.	94,114	3,059,646
Stericycle, Inc.(1)	12,497	1,406,662
Tyco International Ltd.	72,192	2,385,224
US Ecology, Inc.	4,752	133,484
Waste Management, Inc.	11,381	460,248

		10,917,015

COMMUNICATIONS EQUIPMENT — 1.3%
AAC Technologies Holdings, Inc.	74,500	340,102
Brocade Communications Systems, Inc.(1)	4,352	32,205
Calix, Inc.(1)	7,640	98,174
Ciena Corp.(1)	39,737	791,561
Cisco Systems, Inc.	405,165	9,444,396
F5 Networks, Inc.(1)	17,089	1,424,881
InterDigital, Inc.	2,439	86,682
Plantronics, Inc.	4,339	187,445
Procera Networks, Inc.(1)	13,440	174,048
QUALCOMM, Inc.	109,293	7,243,940
Riverbed Technology, Inc.(1)	37,362	576,869
Telefonaktiebolaget LM Ericsson B Shares	81,146	953,816

		21,354,119

COMPUTERS AND PERIPHERALS — 1.9%
Apple, Inc.	37,967	18,491,827
EMC Corp.	153,736	3,963,314
Hewlett-Packard Co.	93,939	2,098,597
NetApp, Inc.	88,886	3,692,325
SanDisk Corp.	4,257	234,901
Seagate Technology plc	45,308	1,736,203
Western Digital Corp.	25,072	1,554,464

		31,771,631

CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	9,999	598,240
China Railway Construction Corp. Ltd. H Shares	712,500	678,095
EMCOR Group, Inc.	678	25,486
Great Lakes Dredge & Dock Corp.	8,432	56,747
MasTec, Inc.(1)	43,248	1,375,286
Promotora y Operadora de Infraestructura SAB de CV(1)	101,497	1,002,740
Quanta Services, Inc.(1)	54,820	1,432,995
URS Corp.	1,247	61,751

		5,231,340

CONSTRUCTION MATERIALS — 0.3%
Caesarstone Sdot-Yam Ltd.(1)	4,680	195,437
Cemex Latam Holdings SA(1)	64,150	497,822
Cemex SAB de CV ADR(1)	159,326	1,790,824
Eagle Materials, Inc.	10,489	672,974
Headwaters, Inc.(1)	29,460	252,178
Holcim Ltd.	11,029	748,542
PT Semen Gresik (Persero) Tbk	297,500	343,269
Siam Cement PCL NVDR	49,400	603,113

Texas Industries, Inc.(1)	9,971	585,298

		5,689,457

CONSUMER FINANCE — 0.3%
American Express Co.	20,455	1,470,919
Capital One Financial Corp.	16,490	1,064,430
Cash America International, Inc.	37,412	1,600,485
Discover Financial Services	33,910	1,602,247

		5,738,081

CONTAINERS AND PACKAGING — 0.4%
Avery Dennison Corp.	6,060	259,126
Bemis Co., Inc.	14,911	593,309
Berry Plastics Group, Inc.(1)	8,288	190,707
Graphic Packaging Holding Co.(1)	10,253	85,202
Owens-Illinois, Inc.(1)	48,259	1,370,073
Packaging Corp. of America	75,426	4,000,595
Silgan Holdings, Inc.	3,378	159,374
Sonoco Products Co.	15,898	591,882

		7,250,268

DISTRIBUTORS†
Pool Corp.	5,478	285,349

DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	199,600	1,180,392
Grand Canyon Education, Inc.(1)	2,266	78,200
Outerwall, Inc.(1)	8,862	550,951
Sotheby's	2,373	109,419
Steiner Leisure, Ltd.(1)	2,452	136,625

		2,055,587

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp.	154,393	2,180,029
Berkshire Hathaway, Inc., Class B(1)	33,146	3,686,498
Chailease Holding Co. Ltd.	172,016	350,073
Citigroup, Inc.	163,121	7,883,638
Compass Diversified Holdings	2,860	49,421
Deutsche Boerse AG	14,336	1,005,148
ING Groep NV CVA(1)	77,330	839,599
JPMorgan Chase & Co.	128,590	6,497,653
MarketAxess Holdings, Inc.	4,626	234,816
Moody's Corp.	37,876	2,407,398
MSCI, Inc., Class A(1)	19,113	716,929
ORIX Corp.	173,100	2,387,100
PHH Corp.(1)	3,581	74,735

		28,313,037

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	227,063	7,681,541
BT Group plc	238,770	1,203,682
CenturyLink, Inc.	124,285	4,116,319
China Communications Services Corp. Ltd. H Shares	832,000	558,998
tw telecom, inc., Class A(1)	22,794	652,364
Verizon Communications, Inc.	84,801	4,017,871

Ziggo NV	8,690	344,612

		18,575,387

ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	18,330	784,524
Edison International	49,854	2,287,800
El Paso Electric Co.	4,092	140,765
Empire District Electric Co. (The)	26,986	571,294
Exelon Corp.	5,840	178,062
Great Plains Energy, Inc.	61,422	1,346,370
IDACORP, Inc.	7,091	339,446
Northeast Utilities	11,682	478,611
NV Energy, Inc.	39,243	920,248
Pinnacle West Capital Corp.	13,370	725,590
PNM Resources, Inc.	1,571	34,421
Portland General Electric Co.	45,876	1,321,688
PPL Corp.	29,730	912,711
UNS Energy Corp.	1,469	67,177
Westar Energy, Inc.	34,657	1,078,179
Xcel Energy, Inc.	67,424	1,882,478

		13,069,364

ELECTRICAL EQUIPMENT — 0.8%
ABB Ltd. ADR	27,915	597,660
AMETEK, Inc.	16,231	696,635
Brady Corp., Class A	8,404	277,332
Eaton Corp. plc	27,703	1,754,154
Emerson Electric Co.	49,724	3,001,838
Generac Holdings, Inc.	1,030	40,778
GrafTech International Ltd.(1)	15,209	118,934
Nidec Corp.	5,300	396,751
Regal-Beloit Corp.	7,789	496,159
Rockwell Automation, Inc.	41,193	4,005,195
Schneider Electric SA	21,361	1,634,619

		13,020,055

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Belden, Inc.	2,569	145,714
CDW Corp.(1)	5,213	114,321
Cognex Corp.	3,444	196,239
FARO Technologies, Inc.(1)	3,490	129,584
FEI Co.	1,830	143,252
FLIR Systems, Inc.	3,120	97,594
Ingram Micro, Inc. Class A(1)	4,485	99,119
Itron, Inc.(1)	1,659	62,146
Keyence Corp.	4,900	1,621,938
Littelfuse, Inc.	2,425	178,892
Molex, Inc., Class A	18,271	448,553
Murata Manufacturing Co. Ltd.	17,600	1,209,961
OSI Systems, Inc.(1)	952	69,210
TE Connectivity Ltd.	50,137	2,456,713
Trimble Navigation Ltd.(1)	34,835	879,584
TTM Technologies, Inc.(1)	8,538	81,453

Vishay Intertechnology, Inc.(1)	13,494	165,301

		8,099,574

ENERGY EQUIPMENT AND SERVICES — 1.2%
Atwood Oceanics, Inc.(1)	19,329	1,076,239
Baker Hughes, Inc.	19,110	888,424
Bristow Group, Inc.	689	45,267
Cal Dive International, Inc.(1)	18,013	36,386
Cameron International Corp.(1)	16,702	948,507
China Oilfield Services Ltd. H Shares	132,000	340,109
Core Laboratories NV	3,056	463,015
Dril-Quip, Inc.(1)	1,936	197,491
Ensco plc, Class A	1,000	55,560
Eurasia Drilling Co. Ltd. GDR	19,480	750,954
Frank's International NV(1)	3,148	87,231
Geospace Technologies Corp.(1)	1,318	91,944
Gulfmark Offshore, Inc. Class A	833	38,301
Helmerich & Payne, Inc.	19,177	1,208,918
Hornbeck Offshore Services, Inc.(1)	4,552	247,993
Key Energy Services, Inc.(1)	8,236	54,934
Matrix Service Co.(1)	4,754	74,115
McDermott International, Inc.(1)	5,335	40,013
Nabors Industries Ltd.	135,275	2,083,235
National Oilwell Varco, Inc.	26,930	2,000,899
Natural Gas Services Group, Inc.(1)	2,920	80,066
Oceaneering International, Inc.	33,487	2,597,921
RPC, Inc.	34,045	486,163
Sapurakencana Petroleum Bhd(1)	526,100	574,990
Schlumberger Ltd.	47,871	3,874,679
Technip SA	13,831	1,608,617
Tetra Technologies, Inc.(1)	5,845	68,679

		20,020,650

FOOD AND STAPLES RETAILING — 1.4%
BIM Birlesik Magazalar AS	16,540	303,676
Carrefour SA	61,359	1,920,738
Casey's General Stores, Inc.	1,830	120,670
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	20,050	823,654
Clicks Group Ltd.	72,278	385,450
Costco Wholesale Corp.	14,914	1,668,429
CVS Caremark Corp.	41,027	2,381,617
Eurocash SA	18,968	304,587
GSretail Co. Ltd.	22,150	619,573
Kroger Co. (The)	63,180	2,312,388
Magnit OJSC GDR	48,581	2,696,245
Rite Aid Corp.(1)	220,009	761,231
Safeway, Inc.	86,564	2,242,008
Sysco Corp.	45,129	1,445,031
United Natural Foods, Inc.(1)	3,501	212,266
Village Super Market, Inc., Class A	1,814	63,472
Wal-Mart Stores, Inc.	32,967	2,405,932
Weis Markets, Inc.	1,585	74,463

Whole Foods Market, Inc.	65,020	3,429,805

		24,171,235

FOOD PRODUCTS — 1.1%
Annie's, Inc.(1)	2,480	113,906
Archer-Daniels-Midland Co.	76,049	2,677,685
Associated British Foods plc	36,737	1,050,383
BRF SA ADR	15,830	367,414
ConAgra Foods, Inc.	16,072	543,555
Danone SA	25,980	1,934,517
General Mills, Inc.	63,403	3,127,036
Hain Celestial Group, Inc. (The)(1)	10,241	837,509
Hershey Co. (The)	6,706	616,617
Hillshire Brands Co.	24,007	775,666
Ingredion, Inc.	4,201	264,411
J&J Snack Foods Corp.	2,496	191,992
Kellogg Co.	7,868	477,666
Kraft Foods Group, Inc.	9,220	477,319
Mead Johnson Nutrition Co.	14,117	1,059,199
Mondelez International, Inc. Class A	37,901	1,162,424
Orion Corp.	230	207,612
Pinnacle Foods, Inc.	8,922	241,786
Snyders-Lance, Inc.	6,483	174,393
Tata Global Beverages Ltd.	155,039	326,176
TreeHouse Foods, Inc.(1)	4,337	282,035
Tyson Foods, Inc., Class A	43,614	1,262,625
Unilever plc	33,243	1,266,796

		19,438,722

GAS UTILITIES — 0.1%
AGL Resources, Inc.	15,547	683,291
ENN Energy Holdings Ltd.	156,000	774,523
Laclede Group, Inc. (The)	16,679	742,716
Southwest Gas Corp.	1,798	84,110

		2,284,640

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Abaxis, Inc.	1,361	53,324
Abbott Laboratories	131,878	4,395,494
Align Technology, Inc.(1)	3,706	161,396
Arthrocare Corp.(1)	1,557	49,310
Becton Dickinson and Co.	30,278	2,948,472
Boston Scientific Corp.(1)	54,932	581,181
CareFusion Corp.(1)	43,988	1,576,970
Cie Generale d'Optique Essilor International SA	11,132	1,201,873
Cooper Cos., Inc. (The)	7,591	991,461
Cyberonics, Inc.(1)	1,624	82,613
DENTSPLY International, Inc.	10,108	424,435
DexCom, Inc.(1)	4,096	110,797
Endologix, Inc.(1)	4,522	71,538
Ginko International Co. Ltd.	28,000	481,879
Globus Medical, Inc.(1)	3,560	62,727
GN Store Nord A/S	16,020	329,809
Haemonetics Corp.(1)	2,695	107,396

HeartWare International, Inc.(1)	910	71,526
Hill-Rom Holdings, Inc.	1,045	35,676
ICU Medical, Inc.(1)	789	56,398
IDEXX Laboratories, Inc.(1)	4,948	464,221
Insulet Corp.(1)	4,462	148,763
Integra LifeSciences Holdings Corp.(1)	1,016	41,290
Intuitive Surgical, Inc.(1)	2,262	874,308
Masimo Corp.	3,132	77,486
Medtronic, Inc.	122,290	6,328,508
Meridian Bioscience, Inc.	2,854	64,186
Mettler-Toledo International, Inc.(1)	3,148	693,284
Neogen Corp.(1)	1,375	74,388
NxStage Medical, Inc.(1)	4,223	52,154
Orthofix International NV(1)	3,046	67,225
ResMed, Inc.	9,552	451,236
St. Jude Medical, Inc.	50,772	2,559,417
STERIS Corp.	16,139	659,924
Stryker Corp.	26,151	1,749,240
Teleflex, Inc.	7,800	601,224
Thoratec Corp.(1)	3,410	121,839
Utah Medical Products, Inc.	1,400	70,700
Varian Medical Systems, Inc.(1)	5,340	376,203
Volcano Corp.(1)	5,412	115,925
West Pharmaceutical Services, Inc.	1,771	130,965
Zimmer Holdings, Inc.	14,222	1,124,818

		30,641,579

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Acadia Healthcare Co., Inc.(1)	2,085	79,918
Aetna, Inc.	17,460	1,106,789
Air Methods Corp.	3,973	162,575
AmerisourceBergen Corp.	30,360	1,728,091
Bio-Reference Labs, Inc.(1)	1,884	54,504
Brookdale Senior Living, Inc.(1)	12,700	317,754
Cardinal Health, Inc.	18,925	951,549
Catamaran Corp.(1)	52,120	2,861,909
Centene Corp.(1)	2,800	160,020
Chemed Corp.	1,120	77,997
CIGNA Corp.	5,548	436,572
Emeritus Corp.(1)	2,738	59,716
Ensign Group, Inc. (The)	1,440	55,656
Express Scripts Holding Co.(1)	24,850	1,587,418
HealthSouth Corp.(1)	5,642	177,497
Humana, Inc.	6,468	595,574
IPC The Hospitalist Co., Inc.(1)	1,182	60,802
LifePoint Hospitals, Inc.(1)	25,555	1,155,853
Molina Healthcare, Inc.(1)	1,870	62,439
MWI Veterinary Supply, Inc.(1)	1,167	177,477
National Healthcare Corp.	770	35,528
Patterson Cos., Inc.	16,462	656,505
PharMerica Corp.(1)	1,162	14,293
Quest Diagnostics, Inc.	25,802	1,512,513
Team Health Holdings, Inc.(1)	22,288	856,528
WellCare Health Plans, Inc.(1)	704	44,824

WellPoint, Inc.	16,020	1,363,943

		16,354,244

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	1,778	187,561
Cerner Corp.(1)	29,750	1,370,285
HMS Holdings Corp.(1)	6,676	166,833
MedAssets, Inc.(1)	3,970	89,008
Medidata Solutions, Inc.(1)	1,414	126,468
Quality Systems, Inc.	2,757	57,042

		1,997,197

HOTELS, RESTAURANTS AND LEISURE — 1.3%
AFC Enterprises, Inc.(1)	4,628	189,517
Alsea SAB de CV	248,647	632,737
Bally Technologies, Inc.(1)	27,075	1,952,920
Carnival Corp.	49,219	1,776,314
CEC Entertainment, Inc.	12,767	516,680
Cedar Fair LP	4,233	179,691
Compass Group plc	65,683	871,314
Cracker Barrel Old Country Store, Inc.	7,962	783,620
Del Frisco's Restaurant Group, Inc.(1)	10,474	201,415
Domino's Pizza, Inc.	1,750	107,520
Dunkin' Brands Group, Inc.	14,104	607,741
International Game Technology	110,683	2,090,802
Las Vegas Sands Corp.	34,673	1,953,824
Marriott International, Inc. Class A	23,495	939,565
Minor International PCL	719,800	478,525
Orient-Express Hotels Ltd. Class A(1)	6,155	74,475
Oriental Land Co. Ltd.	2,700	435,861
Papa John's International, Inc.(1)	5,293	360,612
Paradise Co. Ltd.	37,633	752,626
Red Robin Gourmet Burgers, Inc.(1)	1,244	80,686
Sands China Ltd.	234,000	1,345,859
Scientific Games Corp. Class A(1)	5,053	72,207
Six Flags Entertainment Corp.	7,592	250,612
Starbucks Corp.	17,129	1,207,937
Starwood Hotels & Resorts Worldwide, Inc.	1,400	89,516
Whitbread plc	56,844	2,713,208
Wyndham Worldwide Corp.	25,777	1,530,123

		22,195,907

HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc.(1)	2,068	108,653
CSS Industries, Inc.	1,469	32,053
Garmin Ltd.	22,509	917,692
Haier Electronics Group Co. Ltd.	450,000	786,903
Helen of Troy Ltd.(1)	799	32,104
La-Z-Boy, Inc.	6,900	146,694
Libbey, Inc.(1)	2,437	57,806
M.D.C. Holdings, Inc.	10,621	295,582
Mohawk Industries, Inc.(1)	16,626	1,953,389
Newell Rubbermaid, Inc.	79,453	2,010,161
Ryland Group, Inc. (The)	3,190	111,076

Standard Pacific Corp.(1)	43,366	309,633
Whirlpool Corp.	10,892	1,401,256

		8,163,002

HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Co.(1)	6,731	42,136
Church & Dwight Co., Inc.	32,510	1,929,469
Energizer Holdings, Inc.	21,174	2,092,626
Henkel AG & Co. KGaA Preference Shares	13,350	1,293,307
Kimberly-Clark Corp.	27,322	2,554,061
LG Household & Health Care Ltd.	578	255,662
Procter & Gamble Co. (The)	86,417	6,731,020
Spectrum Brands Holdings, Inc.	1,156	69,984
Svenska Cellulosa AB B Shares	76,461	1,867,871
Unicharm Corp.	24,100	1,251,821

		18,087,957

INDUSTRIAL CONGLOMERATES — 0.9%
Alfa SAB de CV, Series A	268,692	666,652
Carlisle Cos., Inc.	4,531	301,765
Danaher Corp.	61,174	4,008,120
General Electric Co.	328,366	7,598,389
Koninklijke Philips Electronics NV	38,469	1,189,207
SM Investments Corp.	32,100	482,220
Toshiba Corp.	110,000	438,051

		14,684,404

INSURANCE — 2.4%
ACE Ltd.	10,993	964,306
Aflac, Inc.	46,419	2,682,554
AIA Group Ltd.	177,800	780,725
Allstate Corp. (The)	43,165	2,068,467
American Equity Investment Life Holding Co.	1,867	36,985
American International Group, Inc.(1)	102,755	4,773,997
AMERISAFE, Inc.	3,456	112,631
Amtrust Financial Services, Inc.	17,566	627,461
Aon plc	3,114	206,707
Argo Group International Holdings Ltd.	1,693	69,142
Aspen Insurance Holdings Ltd.	1,882	66,943
AXA SA	77,390	1,686,127
Axis Capital Holdings Ltd.	14,346	616,735
Baldwin & Lyons, Inc., Class B	3,285	77,493
Chubb Corp. (The)	16,481	1,370,725
CNO Financial Group, Inc.	6,516	88,553
Discovery Holdings Ltd.	76,684	631,208
Endurance Specialty Holdings Ltd.	1,767	88,562
First American Financial Corp.	18,838	393,714
Hanover Insurance Group, Inc. (The)	1,111	59,183
HCC Insurance Holdings, Inc.	23,593	995,625
Infinity Property & Casualty Corp.	1,191	72,067
Loews Corp.	20,740	922,100
Marsh & McLennan Cos., Inc.	18,941	780,937
MetLife, Inc.	122,613	5,663,495
Ping An Insurance Group Co. H Shares	118,500	830,552

Platinum Underwriters Holdings Ltd.	756	43,682
Powszechny Zaklad Ubezpieczen SA	3,971	538,079
Primerica, Inc.	724	26,882
Principal Financial Group, Inc.	18,280	748,018
ProAssurance Corp.	2,180	102,765
Prudential Financial, Inc.	17,920	1,341,850
Reinsurance Group of America, Inc.	34,339	2,225,511
RenaissanceRe Holdings Ltd.	15,121	1,321,575
Sampo A Shares	28,134	1,171,646
Symetra Financial Corp.	31,236	539,446
Torchmark Corp.	7,329	504,895
Travelers Cos., Inc. (The)	53,706	4,291,109
United Fire Group, Inc.	2,158	61,913
Unum Group	17,497	516,686
Validus Holdings Ltd.	1,102	38,140

		40,139,191

INTERNET AND CATALOG RETAIL — 0.4%
Amazon.com, Inc.(1)	4,865	1,366,968
Ctrip.com International Ltd. ADR(1)	26,100	1,201,122
Expedia, Inc.	36,266	1,695,798
Orbitz Worldwide, Inc.(1)	3,673	34,930
priceline.com, Inc.(1)	1,330	1,248,245
Rakuten, Inc.	153,992	1,899,316
Shutterfly, Inc.(1)	948	49,258

		7,495,637

INTERNET SOFTWARE AND SERVICES — 1.5%
Bankrate, Inc.(1)	14,670	252,324
comScore, Inc.(1)	8,880	252,991
CoStar Group, Inc.(1)	2,277	338,157
Facebook, Inc., Class A(1)	41,276	1,703,873
Google, Inc., Class A(1)	12,592	10,664,165
Kakaku.com, Inc.	18,600	341,747
LinkedIn Corp., Class A(1)	12,996	3,119,560
Mail.ru Group Ltd. GDR	20,534	670,435
Telecity Group plc	43,698	554,956
Tencent Holdings Ltd.	78,500	3,680,803
Trulia, Inc.(1)	4,524	187,836
Web.com Group, Inc.(1)	12,608	355,798
Yahoo Japan Corp.	3,232	1,603,080
Yandex NV A Shares(1)	32,448	1,038,336

		24,764,061

IT SERVICES — 1.1%
Accenture plc, Class A	39,883	2,881,547
Alliance Data Systems Corp.(1)	20,600	4,031,420
DST Systems, Inc.	1,127	80,434
EVERTEC, Inc.	2,583	61,656
FleetCor Technologies, Inc.(1)	2,925	301,597
Global Payments, Inc.	1,135	54,083
HCL Technologies Ltd.	12,770	201,098
Heartland Payment Systems, Inc.	5,213	192,620
International Business Machines Corp.	30,787	5,611,546

MasterCard, Inc., Class A	5,369	3,254,044
MAXIMUS, Inc.	4,436	166,394
MoneyGram International, Inc.(1)	2,940	59,564
ServiceSource International, Inc.(1)	22,720	275,139
SYKES Enterprises, Inc.(1)	4,700	80,041
Tata Consultancy Services Ltd.	21,900	673,938
Teradata Corp.(1)	17,094	1,001,025
VeriFone Systems, Inc.(1)	7,282	144,329
WEX, Inc.(1)	819	65,545

		19,136,020

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	8,357	303,861
Hasbro, Inc.	56,142	2,558,952
Mattel, Inc.	30,576	1,238,328
Merida Industry Co. Ltd.	76,000	497,786

		4,598,927

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	24,794	1,156,392
Bio-Rad Laboratories, Inc. Class A(1)	82	9,349
Covance, Inc.(1)	13,848	1,122,242
Luminex Corp.(1)	2,661	54,018
PAREXEL International Corp.(1)	3,369	156,423
Waters Corp.(1)	6,419	634,518

		3,132,942

MACHINERY — 0.9%
Altra Holdings, Inc.	3,760	93,436
Barnes Group, Inc.	1,700	53,159
Briggs & Stratton Corp.	3,194	60,974
Caterpillar, Inc.	6,870	567,050
Chart Industries, Inc.(1)	1,555	177,550
Crane Co.	12,323	707,463
Dynamic Materials Corp.	5,424	119,545
FANUC Corp.	5,100	779,661
FreightCar America, Inc.	1,950	35,061
Global Brass & Copper Holdings, Inc.(1)	5,428	107,203
Graham Corp.	3,160	109,052
Hardinge, Inc.	2,936	42,543
Ingersoll-Rand plc	10,300	609,142
ITT Corp.	7,057	231,823
Kadant, Inc.	1,615	50,178
Kaydon Corp.	23,056	655,943
Kennametal, Inc.	2,299	97,754
Kubota Corp.	115,000	1,564,801
Lincoln Electric Holdings, Inc.	7,408	463,222
Marcopolo SA Preference Shares	256,100	712,716
Middleby Corp.(1)	3,077	572,137
Mueller Industries, Inc., Class A	507	27,145
Mueller Water Products, Inc. Class A	27,168	205,118
PACCAR, Inc.	17,310	927,989
Parker-Hannifin Corp.	11,632	1,162,618
Rexnord Corp.(1)	3,165	60,736

SKF AB B Shares	62,380	1,651,896
Snap-On, Inc.	3,269	305,978
Vallourec SA	19,620	1,176,998
Volvo AB B Shares	134,414	1,936,903
WABCO Holdings, Inc.(1)	2,181	170,096
Xylem, Inc.	23,430	580,595

		16,016,485

MEDIA — 1.7%
AMC Networks, Inc.(1)	1,386	85,904
CBS Corp., Class B	60,285	3,080,564
Charter Communications, Inc., Class A(1)	493	59,860
Comcast Corp., Class A	114,283	4,810,171
Discovery Communications, Inc. Class A(1)	17,544	1,359,835
Discovery Communications, Inc. Class C(1)	12,358	879,519
E.W. Scripps Co. (The), Class A(1)	3,081	46,862
Entercom Communications Corp., Class A(1)	12,785	101,385
Entravision Communications Corp., Class A	42,602	222,808
John Wiley & Sons, Inc., Class A	887	38,851
Journal Communications, Inc., Class A(1)	5,920	42,565
Liberty Global plc Class A(1)	34,044	2,644,538
LIN Media LLC(1)	4,296	72,173
Media General, Inc. Class A(1)	5,407	56,719
Naspers Ltd. N Shares	21,918	1,808,547
Nexstar Broadcasting Group, Inc. Class A	2,690	90,303
Publicis Groupe SA	17,858	1,329,266
Regal Entertainment Group, Class A	4,436	79,360
Schibsted ASA	6,850	335,345
Scripps Networks Interactive, Inc. Class A	15,237	1,120,377
Sinclair Broadcast Group, Inc., Class A	16,705	399,584
Sirius XM Radio, Inc.	228,627	818,485
Sky Deutschland AG(1)	184,895	1,549,283
Time Warner Cable, Inc.	4,740	508,839
Time Warner, Inc.	78,097	4,727,211
Viacom, Inc., Class B	23,517	1,871,013

		28,139,367

METALS AND MINING — 0.5%
BHP Billiton Ltd.	77,309	2,459,918
Century Aluminum Co.(1)	5,537	43,244
Compass Minerals International, Inc.	1,234	90,983
Freeport-McMoRan Copper & Gold, Inc.	48,540	1,466,879
Grupo Mexico SAB de CV	198,540	567,639
Haynes International, Inc.	1,800	79,614
Hecla Mining Co.	15,177	51,905
Horsehead Holding Corp.(1)	2,725	32,346
Iluka Resources Ltd.	84,581	809,275
Newmont Mining Corp.	29,677	942,838
Nucor Corp.	20,282	922,628
Rio Tinto plc	37,882	1,710,099

		9,177,368

MULTI-UTILITIES — 0.3%
Avista Corp.	4,740	124,520

Consolidated Edison, Inc.	16,720	940,165
DTE Energy Co.	8,713	582,638
National Grid plc	86,837	999,192
Northwestern Corp.	5,810	233,388
PG&E Corp.	43,049	1,780,507

		4,660,410

MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	25,004	1,906,805
Macy's, Inc.	22,730	1,009,894
PT Matahari Department Store Tbk(1)	427,000	486,827
SACI Falabella	65,918	652,268
Target Corp.	73,565	4,657,400

		8,713,194

OIL, GAS AND CONSUMABLE FUELS — 3.6%
Alliance Resource Partners LP	640	48,179
Alon USA Partners LP	1,923	30,460
Anadarko Petroleum Corp.	13,412	1,226,125
Apache Corp.	34,190	2,929,399
Ardmore Shipping Corp.(1)	4,037	55,145
Athlon Energy, Inc.(1)	6,610	183,758
BG Group plc	132,533	2,520,092
Cabot Oil & Gas Corp.	56,646	2,216,558
Chevron Corp.	62,469	7,523,142
CNOOC Ltd.	814,000	1,616,569
ConocoPhillips	16,315	1,081,684
Delek US Holdings, Inc.	15,468	384,534
Devon Energy Corp.	16,621	948,893
Dragon Oil plc	53,309	489,482
Energy XXI Bermuda Ltd.	2,803	74,476
ENI SpA	54,271	1,239,447
EOG Resources, Inc.	11,557	1,815,027
Exxon Mobil Corp.	145,700	12,699,212
Gulfport Energy Corp.(1)	18,341	1,082,119
HollyFrontier Corp.	1,850	82,288
Hugoton Royalty Trust	5,588	44,704
Imperial Oil Ltd.	60,346	2,519,716
Jones Energy, Inc.(1)	3,670	54,499
Kodiak Oil & Gas Corp.(1)	12,416	124,036
Marathon Petroleum Corp.	42,392	3,073,844
Murphy Oil Corp.	12,028	810,928
Noble Energy, Inc.	20,618	1,266,564
NovaTek OAO GDR	6,626	793,795
Oasis Petroleum, Inc.(1)	19,814	776,709
Occidental Petroleum Corp.	38,905	3,431,810
Pacific Coast Oil Trust	4,876	88,597
Pacific Rubiales Energy Corp.	36,150	684,012
Peabody Energy Corp.	9,490	163,228
Phillips 66	30,214	1,725,219
Rosetta Resources, Inc.(1)	2,767	128,749
Royal Dutch Shell plc, Class A	31,960	1,034,456
Scorpio Tankers, Inc.	5,898	55,618
Southwestern Energy Co.(1)	24,323	929,139

Total SA ADR	24,970	1,381,091
Vaalco Energy, Inc.(1)	8,853	49,223
Valero Energy Corp.	64,657	2,297,263
Western Refining, Inc.	47,289	1,386,986
Williams Partners LP	15,553	767,229

		61,834,004

PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	2,951	68,168
Clearwater Paper Corp.(1)	1,716	81,785
International Paper Co.	19,860	937,591
KapStone Paper and Packaging Corp.	7,135	299,670
Neenah Paper, Inc.	3,174	116,168
P.H. Glatfelter Co.	1,297	33,229
Wausau Paper Corp.	4,256	46,688

		1,583,299

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	12,269	801,902
Hengan International Group Co. Ltd.	42,000	460,110
Hypermarcas SA	104,400	707,974
L'Oreal SA	13,787	2,300,475
Nu Skin Enterprises, Inc., Class A	353	29,550
Prestige Brands Holdings, Inc.(1)	7,302	237,096

		4,537,107

PHARMACEUTICALS — 3.8%
AbbVie, Inc.	73,300	3,123,313
Actavis, Inc.(1)	20,196	2,730,095
Akorn, Inc.(1)	4,213	75,708
Allergan, Inc.	21,723	1,919,879
Aspen Pharmacare Holdings Ltd.	37,077	851,024
Auxilium Pharmaceuticals, Inc.(1)	3,634	63,413
Bayer AG	25,110	2,789,004
Bristol-Myers Squibb Co.	56,839	2,369,618
Eli Lilly & Co.	67,592	3,474,229
Hospira, Inc.(1)	21,875	853,781
Impax Laboratories, Inc.(1)	1,685	34,340
Jazz Pharmaceuticals plc(1)	866	75,940
Johnson & Johnson	130,293	11,258,618
Mallinckrodt plc(1)	15,409	672,603
Medicines Co. (The)(1)	3,195	100,994
Merck & Co., Inc.	174,836	8,267,994
Nektar Therapeutics(1)	5,739	69,901
Novartis AG	37,548	2,738,064
Novo Nordisk A/S B Shares	8,551	1,428,639
Pacira Pharmaceuticals, Inc.(1)	2,110	76,424
Perrigo Co.	24,670	2,998,639
Pfizer, Inc.	354,032	9,987,243
Questcor Pharmaceuticals, Inc.	2,628	175,235
Roche Holding AG	16,574	4,134,371
Sanofi	28,925	2,778,846
Santarus, Inc.(1)	3,593	80,914
ViroPharma, Inc.(1)	3,640	109,746

VIVUS, Inc.(1)	6,574	82,372
Zoetis, Inc.	35,137	1,024,244

		64,345,191

PROFESSIONAL SERVICES — 0.4%
Adecco SA	25,815	1,625,836
Barrett Business Services, Inc.	3,717	238,892
Capita Group plc (The)	132,657	1,960,192
CDI Corp.	6,677	90,540
Experian plc	64,803	1,134,805
Huron Consulting Group, Inc.(1)	3,918	186,497
Kforce, Inc.	6,328	102,957
On Assignment, Inc.(1)	11,803	356,096
WageWorks, Inc.(1)	7,122	297,272

		5,993,087

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.1%
Acadia Realty Trust	9,200	214,636
American Campus Communities, Inc.	12,715	423,537
American Tower Corp.	15,167	1,053,955
Annaly Capital Management, Inc.	81,468	950,732
Apartment Investment & Management Co., Class A	17,565	483,564
Apollo Commercial Real Estate Finance, Inc.	3,469	52,104
Armada Hoffler Properties, Inc.	3,438	32,283
Associated Estates Realty Corp.	4,210	57,972
AvalonBay Communities, Inc.	6,411	794,323
Boston Properties, Inc.	13,029	1,335,472
Brandywine Realty Trust	5,376	68,920
Camden Property Trust	4,147	256,243
Campus Crest Communities, Inc.	7,011	74,176
Capstead Mortgage Corp.	1,937	22,740
CBL & Associates Properties, Inc.	9,722	186,662
Chatham Lodging Trust	3,056	55,314
Chimera Investment Corp.	7,441	21,877
Cole Real Estate Investment, Inc.	45,900	506,736
Colony Financial, Inc.	1,374	27,164
Corporate Office Properties Trust	4,884	111,258
Corrections Corp. of America	29,528	972,652
Cousins Properties, Inc.	40,311	400,288
CubeSmart	17,200	286,380
DCT Industrial Trust, Inc.	81,566	545,677
DDR Corp.	43,042	668,012
DiamondRock Hospitality Co.	11,978	116,067
Digital Realty Trust, Inc.	10,421	579,408
Douglas Emmett, Inc.	18,500	427,350
Duke Realty Corp.	28,689	418,573
Equity One, Inc.	15,100	321,026
Equity Residential	18,339	951,611
Essex Property Trust, Inc.	4,509	646,185
Excel Trust, Inc.	3,609	42,081
Extra Space Storage, Inc.	18,720	771,826
Federal Realty Investment Trust	4,710	458,330
First Industrial Realty Trust, Inc.	23,193	350,910
General Growth Properties, Inc.	36,638	702,717

HCP, Inc.	22,756	926,852
Health Care REIT, Inc.	19,698	1,210,245
Highwoods Properties, Inc.	1,012	34,185
Host Hotels & Resorts, Inc.	50,036	852,113
Hudson Pacific Properties, Inc.	8,952	178,592
Kilroy Realty Corp.	15,542	758,294
Kimco Realty Corp.	35,624	713,549
LaSalle Hotel Properties	4,028	106,863
Macerich Co. (The)	13,668	769,235
Mack-Cali Realty Corp.	2,474	53,438
Medical Properties Trust, Inc.	3,073	35,493
MFA Financial, Inc.	7,671	55,231
National Retail Properties, Inc.	12,911	395,464
New Residential Investment Corp.	30,079	191,002
Omega Healthcare Investors, Inc.	3,593	102,041
Parkway Properties, Inc.	19,432	317,713
Pebblebrook Hotel Trust	10,384	265,830
Pennsylvania Real Estate Investment Trust	1,832	33,984
PennyMac Mortgage Investment Trust	1,690	35,574
Piedmont Office Realty Trust, Inc., Class A	64,870	1,114,467
Post Properties, Inc.	8,600	388,978
ProLogis, Inc.	35,392	1,247,214
Public Storage	9,900	1,511,433
Regency Centers Corp.	7,900	375,645
RLJ Lodging Trust	20,455	470,056
Rouse Properties, Inc.	3,431	63,611
Simon Property Group, Inc.	21,964	3,198,617
SL Green Realty Corp.	4,739	413,193
Sovran Self Storage, Inc.	1,844	122,202
Spirit Realty Capital, Inc.	21,700	189,007
Summit Hotel Properties, Inc.	6,196	59,110
Sunstone Hotel Investors, Inc.(1)	26,539	319,264
Taubman Centers, Inc.	6,623	446,456
UDR, Inc.	11,254	254,228
Urstadt Biddle Properties, Inc., Class A	4,055	79,194
Ventas, Inc.	24,986	1,555,628
Vornado Realty Trust	15,839	1,287,711
Washington Real Estate Investment Trust	2,415	58,829
Weingarten Realty Investors	15,070	432,660

		36,011,962

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	49,672	1,086,327
China Overseas Land & Investment Ltd.	520,000	1,549,046
Countrywide plc	8,889	75,764
Daito Trust Construction Co. Ltd.	6,900	632,480
Forest City Enterprises, Inc. Class A(1)	26,900	481,510
Mitsubishi Estate Co. Ltd.	72,000	1,877,272
Realogy Holdings Corp.(1)	12,119	512,997

		6,215,396

ROAD AND RAIL — 0.6%
Arkansas Best Corp.	5,540	137,835
Canadian Pacific Railway Ltd.	9,649	1,134,740

Canadian Pacific Railway Ltd. New York Shares	17,999	2,124,422
Celadon Group, Inc.	4,684	84,968
Heartland Express, Inc.	68,577	954,592
Kansas City Southern	25,178	2,654,265
Marten Transport Ltd.	6,645	117,550
Saia, Inc.(1)	3,119	93,601
Swift Transportation Co.(1)	17,259	309,972
Union Pacific Corp.	16,501	2,533,563

		10,145,508

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
Altera Corp.	35,278	1,240,727
Analog Devices, Inc.	6,717	310,863
Applied Materials, Inc.	114,972	1,725,730
ARM Holdings plc	61,429	832,970
ASML Holding NV	30,413	2,665,353
Avago Technologies Ltd.	31,028	1,194,888
Broadcom Corp., Class A	69,850	1,764,411
Cavium Networks, Inc.(1)	4,759	180,699
Cree, Inc.(1)	5,410	300,201
Cypress Semiconductor Corp.	5,401	61,139
Diodes, Inc.(1)	6,192	154,181
Freescale Semiconductor Ltd.(1)	32,484	465,171
Intel Corp.	117,825	2,589,793
Intersil Corp., Class A	8,022	83,188
KLA-Tencor Corp.	10,146	559,552
Linear Technology Corp.	35,155	1,347,491
Maxim Integrated Products, Inc.	18,429	513,155
MediaTek, Inc.	121,000	1,483,968
Microchip Technology, Inc.	25,134	975,451
MKS Instruments, Inc.	2,933	73,472
Nanometrics, Inc.(1)	7,731	110,476
NXP Semiconductor NV(1)	23,122	859,445
Photronics, Inc.(1)	20,099	146,321
Power Integrations, Inc.	2,832	147,604
Samsung Electronics Co. Ltd.	3,196	3,938,677
Semtech Corp.(1)	7,886	234,372
Seoul Semiconductor Co. Ltd.	17,720	597,823
Skyworks Solutions, Inc.(1)	3,341	84,728
Spansion, Inc., Class A(1)	8,848	91,754
Taiwan Semiconductor Manufacturing Co. Ltd.	801,500	2,691,799
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,928	876,488
Teradyne, Inc.(1)	68,688	1,054,361
Texas Instruments, Inc.	17,795	679,769
Ultratech, Inc.(1)	5,516	155,992
Xilinx, Inc.	30,570	1,327,349

		31,519,361

SOFTWARE — 2.2%
Activision Blizzard, Inc.	82,852	1,352,145
Aspen Technology, Inc.(1)	9,925	331,793
AVG Technologies NV(1)	3,967	85,965
Bottomline Technologies (de), Inc.(1)	7,288	198,379
BroadSoft, Inc.(1)	7,358	236,854

CA, Inc.	53,033	1,551,215
Cadence Design Systems, Inc.(1)	115,782	1,559,584
Citrix Systems, Inc.(1)	9,870	698,500
CommVault Systems, Inc.(1)	21,149	1,772,921
Compuware Corp.	5,088	54,289
Dassault Systemes SA	9,267	1,183,743
Electronic Arts, Inc.(1)	94,778	2,524,886
FleetMatics Group plc(1)	1,800	89,010
Infoblox, Inc.(1)	2,240	78,176
Informatica Corp.(1)	5,891	210,721
Interactive Intelligence, Inc.(1)	2,889	170,162
Manhattan Associates, Inc.(1)	1,840	161,000
Mentor Graphics Corp.	4,234	93,825
Microsoft Corp.	338,545	11,307,403
Monotype Imaging Holdings, Inc.	5,871	151,178
NetSuite, Inc.(1)	20,756	2,063,769
Oracle Corp.	265,594	8,461,825
PROS Holdings, Inc.(1)	4,560	149,568
PTC, Inc.(1)	1,363	35,533
QLIK Technologies, Inc.(1)	6,038	197,986
Qualys, Inc.(1)	5,480	109,545
Splunk, Inc.(1)	24,135	1,332,493
SS&C Technologies Holdings, Inc.(1)	4,840	171,288
Synchronoss Technologies, Inc.(1)	2,341	80,484
Tangoe, Inc.(1)	5,108	106,195
Tyler Technologies, Inc.(1)	1,602	118,372
Ultimate Software Group, Inc.(1)	5,661	793,729

		37,432,536

SPECIALTY RETAIL — 2.4%
Aeropostale, Inc.(1)	3,161	25,699
American Eagle Outfitters, Inc.	70,669	1,022,580
Asbury Automotive Group, Inc.(1)	1,494	73,400
Barnes & Noble, Inc.(1)	1,543	21,093
Bed Bath & Beyond, Inc.(1)	3,206	236,410
Best Buy Co., Inc.	25,141	905,076
Buckle, Inc. (The)	10,123	524,169
Cabela's, Inc.(1)	1,529	100,195
Chico's FAS, Inc.	27,779	433,352
Conn's, Inc.(1)	7,262	483,722
Destination Maternity Corp.	2,535	70,397
DSW, Inc., Class A	13,892	1,195,962
Foot Locker, Inc.	13,642	439,272
GameStop Corp., Class A	21,799	1,094,528
Gap, Inc. (The)	57,075	2,308,113
Genesco, Inc.(1)	603	37,193
GNC Holdings, Inc. Class A	49,533	2,519,744
Group 1 Automotive, Inc.	474	36,370
Home Depot, Inc. (The)	85,277	6,352,284
Inditex SA	9,409	1,245,406
Kingfisher plc	360,720	2,152,181
Lithia Motors, Inc., Class A	6,019	394,967
Lowe's Cos., Inc.	82,908	3,798,845
Lumber Liquidators Holdings, Inc.(1)	7,618	757,382

MarineMax, Inc.(1)	5,706	69,841
Mr Price Group Ltd.	38,960	474,500
O'Reilly Automotive, Inc.(1)	17,001	2,086,193
OfficeMax, Inc.	3,186	34,632
Penske Automotive Group, Inc.	1,578	61,589
PetSmart, Inc.	44,612	3,142,023
Rent-A-Center, Inc.	3,929	147,377
Restoration Hardware Holdings, Inc.(1)	3,630	252,394
Ross Stores, Inc.	18,400	1,237,584
Rue21, Inc.(1)	443	18,096
Signet Jewelers Ltd.	28,036	1,861,590
Stage Stores, Inc.	2,417	45,029
Staples, Inc.	90,778	1,262,722
Tractor Supply Co.	24,891	3,045,912
Urban Outfitters, Inc.(1)	19,397	813,316

		40,781,138

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
adidas AG	12,378	1,308,751
Burberry Group plc	52,947	1,258,678
Cie Financiere Richemont SA	12,840	1,219,900
Coach, Inc.	24,264	1,281,382
Culp, Inc.	4,651	89,113
Eclat Textile Co. Ltd.	85,680	765,908
Fifth & Pacific Cos., Inc.(1)	7,960	189,766
Hanesbrands, Inc.	84,780	5,042,714
Iconix Brand Group, Inc.(1)	7,386	242,409
Luxottica Group SpA	20,097	1,047,839
Michael Kors Holdings Ltd.(1)	11,378	842,996
Movado Group, Inc.	2,134	90,930
Pandora A/S	13,060	470,176
Prada SpA	116,000	1,142,879
PVH Corp.	18,498	2,381,618
Ralph Lauren Corp.	12,317	2,037,355
Shenzhou International Group Holdings Ltd.	63,000	204,734
Under Armour, Inc. Class A(1)	9,830	714,051
Vera Bradley, Inc.(1)	6,107	119,941

		20,451,140

THRIFTS AND MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	3,540	43,542
Brookline Bancorp., Inc.	3,594	32,526
Capitol Federal Financial, Inc.	24,496	299,831
Dime Community Bancshares, Inc.	2,559	40,739
MGIC Investment Corp.(1)	5,100	36,822
Ocwen Financial Corp.(1)	36,340	1,832,990
Oritani Financial Corp.	5,055	78,403
People's United Financial, Inc.	64,805	921,527
Provident Financial Services, Inc.	2,376	38,444
Radian Group, Inc.	2,628	35,609

		3,360,433

TOBACCO — 0.7%
Altria Group, Inc.	14,200	481,096

British American Tobacco plc	24,643	1,243,061
ITC Ltd.	254,943	1,191,175
Japan Tobacco, Inc.	51,100	1,735,688
Lorillard, Inc.	33,991	1,437,819
Philip Morris International, Inc.	45,976	3,836,237
Universal Corp.	25,667	1,258,196

		11,183,272

TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	556	26,477
Ashtead Group plc	145,032	1,449,677
Brenntag AG	4,210	639,877
DXP Enterprises, Inc.(1)	2,598	176,612
Edgen Group, Inc.(1)	2,362	17,408
H&E Equipment Services, Inc.	7,068	170,198
Kaman Corp.	1,975	69,520
Mitsubishi Corp.	66,100	1,240,069
PT AKR Corporindo Tbk	752,000	273,736
United Rentals, Inc.(1)	27,176	1,488,430
Watsco, Inc.	1,569	140,896
Wolseley plc	31,884	1,610,787

		7,303,687

TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	1,046	9,571
TAV Havalimanlari Holding AS	58,942	318,247

		327,818

WATER UTILITIES†
Artesian Resources Corp., Class A	1,983	43,229

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Advanced Info Service PCL	22,200	165,517
Axiata Group Bhd	430,400	883,141
Idea Cellular Ltd.(1)	505,935	1,224,444
KDDI Corp.	36,900	1,764,480
MegaFon OAO GDR	9,830	332,254
Mobile Telesystems OJSC ADR(1)	23,752	502,592
Rogers Communications, Inc., Class B	13,865	547,465
SBA Communications Corp., Class A(1)	29,169	2,187,675
Shin Corp. PCL NVDR	184,000	434,421

		8,041,989

TOTAL COMMON STOCKS (Cost $840,273,684)		1,079,345,992

U.S. TREASURY SECURITIES — 11.2%

U.S. Treasury Bonds, 5.50%, 8/15/28	150,000	189,738
U.S. Treasury Bonds, 5.375%, 2/15/31	2,100,000	2,651,086
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	6,087,658
U.S. Treasury Bonds, 4.375%, 5/15/41	270,000	304,193
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	449,414
U.S. Treasury Bonds, 2.75%, 11/15/42	3,050,000	2,515,536
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,396,055
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	15,183,036	18,264,721
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	972,333	1,130,831

U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,399,175	2,796,164
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,015,150	1,687,688
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	771,894	618,540
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	10,591,923	10,846,373
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,755,545	3,848,112
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	8,327,529	8,526,932
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,636,612	3,703,377
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	6,903,296	7,492,230
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,262,830	3,654,115
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,375,648	2,561,060
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	10,674,600	11,267,958
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,594,724	5,699,625
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,063,400	1,993,197
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,538,550	2,444,743
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,676,890	6,349,041
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,003,400	975,258
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,036,130
U.S. Treasury Notes, 2.25%, 1/31/15	6,300,000	6,476,324
U.S. Treasury Notes, 0.25%, 5/31/15	12,000,000	11,980,080
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	509,864
U.S. Treasury Notes, 2.125%, 12/31/15	500,000	518,594
U.S. Treasury Notes, 0.375%, 1/15/16	8,000,000	7,969,064
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,319,696
U.S. Treasury Notes, 0.75%, 6/30/17	3,000,000	2,949,726
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,879,031
U.S. Treasury Notes, 0.875%, 1/31/18(2)	3,750,000	3,660,352
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	315,059
U.S. Treasury Notes, 1.375%, 7/31/18	22,070,000	21,831,203
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	1,966,640
U.S. Treasury Notes, 1.75%, 5/15/23	10,200,000	9,305,511

TOTAL U.S. TREASURY SECURITIES (Cost $189,176,095)		190,170,919

CORPORATE BONDS — 7.5%

AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	200,000	199,000
L-3 Communications Corp., 4.75%, 7/15/20	130,000	135,134
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	236,947
Raytheon Co., 2.50%, 12/15/22	80,000	72,497
Triumph Group, Inc., 8.00%, 11/15/17	125,000	131,562
United Technologies Corp., 3.10%, 6/1/22	70,000	68,197
United Technologies Corp., 6.05%, 6/1/36	72,000	86,014
United Technologies Corp., 4.50%, 6/1/42	160,000	157,374

		1,086,725

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(3)	150,000	158,625
Delphi Corp., 5.875%, 5/15/19	150,000	159,750
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	55,000	60,913
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	153,937
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	61,000	66,642
UCI International, Inc., 8.625%, 2/15/19	75,000	77,250

Visteon Corp., 6.75%, 4/15/19	70,000	74,550

		751,667

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(3)	390,000	402,589
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	68,542
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	100,000	109,125
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	230,000	230,938
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	310,000	318,423
Ford Motor Co., 4.75%, 1/15/43	60,000	53,081
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	60,000	64,583
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	543,449
General Motors Financial Co., Inc., 3.25%, 5/15/18(3)	125,000	120,313

		1,911,043

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	610,000	763,021
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	260,000	238,956
Brown-Forman Corp., 3.75%, 1/15/43	50,000	42,736
Coca-Cola Co. (The), 1.80%, 9/1/16	260,000	265,566
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	142,031
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	90,000	93,229
PepsiCo, Inc., 2.75%, 3/1/23	130,000	120,159
Pernod-Ricard SA, 2.95%, 1/15/17(3)	230,000	234,936
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	310,000	315,700

		2,216,334

BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	290,000	292,805
Amgen, Inc., 4.10%, 6/15/21	120,000	122,862
Amgen, Inc., 5.375%, 5/15/43	60,000	60,100
Celgene Corp., 3.25%, 8/15/22	130,000	122,134
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	106,200

		704,101

BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	110,000	122,100
Masco Corp., 5.95%, 3/15/22	120,000	126,000
USG Corp., 8.375%, 10/15/18(3)	100,000	110,000

		358,100

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	500,000	576,925
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	210,000	208,950
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	138,125
E*TRADE Financial Corp., 6.00%, 11/15/17	70,000	72,800
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(3)	100,000	96,875
Jefferies Group, Inc., 5.125%, 4/13/18	180,000	192,156

		1,285,831

CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22(3)	120,000	112,500
Dow Chemical Co. (The), 2.50%, 2/15/16	200,000	206,708
Dow Chemical Co. (The), 4.25%, 11/15/20	180,000	187,600
Eastman Chemical Co., 2.40%, 6/1/17	130,000	130,635

Eastman Chemical Co., 3.60%, 8/15/22		250,000	241,927
Ecolab, Inc., 4.35%, 12/8/21		60,000	62,692
EI du Pont de Nemours & Co., 4.15%, 2/15/43		50,000	45,393
Hexion US Finance Corp., 6.625%, 4/15/20(3)		125,000	124,063
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	128,438
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		100,000	99,500
Huntsman International LLC, 8.625%, 3/15/21		50,000	56,000
Ineos Finance plc, 7.50%, 5/1/20(3)		125,000	134,375
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	218,644
LyondellBasell Industries NV, 6.00%, 11/15/21		100,000	113,376
Momentive Performance Materials, Inc., 10.00%, 10/15/20		125,000	129,687
Momentive Performance Materials, Inc., 9.00%, 1/15/21		225,000	195,187

			2,186,725

COMMERCIAL BANKS — 0.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	176,383
Bank of America N.A., 5.30%, 3/15/17		$1,470,000	1,603,336
Bank of Montreal, MTN, 1.45%, 4/9/18		130,000	125,968
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	215,220
Barclays Bank plc, 5.14%, 10/14/20		100,000	103,769
BB&T Corp., MTN, 5.70%, 4/30/14		140,000	144,754
BB&T Corp., MTN, 3.20%, 3/15/16		260,000	271,732
BB&T Corp., MTN, 2.05%, 6/19/18		100,000	98,725
Capital One Financial Corp., 1.00%, 11/6/15		110,000	109,289
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	164,512
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	277,839
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	209,329
HSBC Bank plc, 3.50%, 6/28/15(3)		$230,000	240,976
Intesa Sanpaolo SpA, 3.875%, 1/16/18		50,000	48,748
KBC Bank NV, VRN, 8.00%, 1/25/18		200,000	204,210
KFW, 4.125%, 10/15/14		400,000	416,901
KFW, 2.00%, 6/1/16		420,000	433,133
KFW, 3.875%, 1/21/19	EUR	130,000	195,190
KFW, 2.00%, 10/4/22		$250,000	230,197
KFW, MTN, 4.625%, 1/4/23	EUR	175,000	282,496
LBG Capital No.1 plc, 7.875%, 11/1/20(3)		$250,000	266,875
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(3)		100,000	104,850
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		265,000	242,475
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		250,000	294,546
Regions Bank, 6.45%, 6/26/37		125,000	130,171
Regions Financial Corp., 5.75%, 6/15/15		75,000	80,469
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17		300,000	270,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	123,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	328,921
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	78,061
Toronto-Dominion Bank (The), 2.375%, 10/19/16		300,000	309,086
U.S. Bancorp., 3.44%, 2/1/16		180,000	187,660
U.S. Bancorp., MTN, 3.00%, 3/15/22		130,000	125,864
U.S. Bancorp., MTN, 2.95%, 7/15/22		60,000	56,048
Wachovia Bank N.A., 4.80%, 11/1/14		564,000	590,879
Wells Fargo & Co., 3.68%, 6/15/16		220,000	233,781
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,239

Wells Fargo & Co., MTN, 4.60%, 4/1/21	180,000	193,893

		9,189,650

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(3)	110,000	118,387
Ceridian Corp., 8.875%, 7/15/19(3)	180,000	203,400
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	114,138
Emergency Medical Services Corp., 8.125%, 6/1/19	125,000	135,781
Iron Mountain, Inc., 8.375%, 8/15/21	124,000	135,470
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	145,200
Republic Services, Inc., 3.80%, 5/15/18	100,000	105,665
Republic Services, Inc., 3.55%, 6/1/22	110,000	106,585
ServiceMaster Co., 8.00%, 2/15/20	80,000	76,900
Waste Management, Inc., 6.125%, 11/30/39	240,000	273,705

		1,415,231

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	116,250
Apple, Inc., 1.00%, 5/3/18	170,000	162,377
Apple, Inc., 2.40%, 5/3/23	380,000	343,250
Avaya, Inc., 7.00%, 4/1/19(3)	145,000	133,400
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	64,903
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	175,728
CommScope, Inc., 8.25%, 1/15/19(3)	100,000	109,500
Crown Castle International Corp., 5.25%, 1/15/23	150,000	142,500
SBA Communications Corp., 5.625%, 10/1/19	125,000	123,750

		1,371,658

COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	100,000	99,022
Dell, Inc., 3.10%, 4/1/16	40,000	39,950
Dell, Inc., 5.875%, 6/15/19	125,000	126,464
Hewlett-Packard Co., 4.30%, 6/1/21	250,000	241,146
Hewlett-Packard Co., 4.65%, 12/9/21	130,000	127,343
Seagate Technology HDD Holdings, 6.80%, 10/1/16	10,000	11,175

		645,100

CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	107,750
Building Materials Corp. of America, 6.75%, 5/1/21(3)	115,000	122,188
Covanta Holding Corp., 7.25%, 12/1/20	80,000	85,820
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	54,125
Nortek, Inc., 8.50%, 4/15/21	125,000	135,937
Owens Corning, 4.20%, 12/15/22	140,000	135,458
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	100,000	106,000
Vulcan Materials Co., 7.00%, 6/15/18	100,000	112,500

		859,778

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	287,077
American Express Co., 1.55%, 5/22/18	120,000	116,143
American Express Credit Corp., 1.30%, 7/29/16	220,000	220,497
American Express Credit Corp., MTN, 2.75%, 9/15/15	320,000	331,719
American Express Credit Corp., MTN, 2.375%, 3/24/17	130,000	133,318
CIT Group, Inc., 4.75%, 2/15/15(3)	130,000	134,550

CIT Group, Inc., 5.50%, 2/15/19(3)		130,000	133,900
Discover Bank, 2.00%, 2/21/18		250,000	241,946
Equifax, Inc., 3.30%, 12/15/22		170,000	158,294
PNC Bank N.A., 6.00%, 12/7/17		640,000	734,536
SLM Corp., 5.50%, 1/25/23		125,000	114,196
SLM Corp., MTN, 5.00%, 10/1/13		270,000	271,012
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15		50,000	51,125
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		180,000	184,275
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18		95,000	103,075

			3,215,663

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		125,000	134,375
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)		140,000	150,325
Ardagh Packaging Finance plc, 9.125%, 10/15/20(3)		130,000	138,775
Ball Corp., 5.00%, 3/15/22		125,000	123,437
BWAY Holding Co., 10.00%, 6/15/18		100,000	110,000
Consolidated Container Co., 10.125%, 7/15/20(3)		100,000	108,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(3)		105,000	97,388
Packaging Dynamics Corp., 8.75%, 2/1/16(3)		100,000	104,000

			966,800

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		55,000	53,562
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	119,686
Johns Hopkins University, 4.08%, 7/1/53		50,000	45,153
Laureate Education, Inc., 9.25%, 9/1/19(3)		125,000	135,625

			354,026

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc., 8.30%, 2/12/15		230,000	248,975
Ally Financial, Inc., 4.625%, 6/26/15		125,000	129,433
Ally Financial, Inc., 5.50%, 2/15/17		125,000	132,157
Ally Financial, Inc., 6.25%, 12/1/17		150,000	161,225
Ally Financial, Inc., 8.00%, 3/15/20		105,000	121,406
Ally Financial, Inc., 8.00%, 11/1/31		75,000	86,625
Bank of America Corp., 3.75%, 7/12/16		170,000	179,368
Bank of America Corp., 6.50%, 8/1/16		210,000	236,856
Bank of America Corp., 5.75%, 12/1/17		500,000	559,340
Bank of America Corp., 5.70%, 1/24/22		310,000	342,028
Bank of America Corp., 4.10%, 7/24/23		110,000	108,209
BNP Paribas SA, MTN, 2.70%, 8/20/18		130,000	129,445
Citigroup, Inc., 4.75%, 5/19/15		130,000	137,737
Citigroup, Inc., 4.45%, 1/10/17		50,000	53,824
Citigroup, Inc., 5.50%, 2/15/17		170,000	184,488
Citigroup, Inc., 6.125%, 11/21/17		670,000	767,845
Citigroup, Inc., 1.75%, 5/1/18		240,000	230,773
Citigroup, Inc., 4.50%, 1/14/22		580,000	603,191
Citigroup, Inc., 4.05%, 7/30/22		80,000	76,963
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		225,000	239,962
Deutsche Bank AG (London), 3.875%, 8/18/14		370,000	380,884
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	234,042
General Electric Capital Corp., 2.25%, 11/9/15		$330,000	337,978
General Electric Capital Corp., MTN, 5.00%, 1/8/16		400,000	434,112

General Electric Capital Corp., MTN, 5.625%, 9/15/17	670,000	757,912
General Electric Capital Corp., MTN, 6.00%, 8/7/19	920,000	1,059,949
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	600,000	671,105
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	410,000	402,482
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	130,000	129,806
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	580,000	636,799
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	150,000	154,650
HSBC Holdings plc, 5.10%, 4/5/21	170,000	185,802
HSBC Holdings plc, 4.00%, 3/30/22	120,000	121,009
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	95,000	100,225
JPMorgan Chase & Co., 6.00%, 1/15/18	1,300,000	1,487,273
JPMorgan Chase & Co., 4.625%, 5/10/21	80,000	84,611
JPMorgan Chase & Co., 3.25%, 9/23/22	130,000	121,681
Morgan Stanley, 4.75%, 3/22/17	160,000	171,624
Morgan Stanley, 5.75%, 1/25/21	230,000	253,918
Morgan Stanley, 3.75%, 2/25/23	200,000	189,965
Morgan Stanley, MTN, 6.00%, 4/28/15	190,000	203,879
Morgan Stanley, MTN, 6.625%, 4/1/18	560,000	641,666
Morgan Stanley, MTN, 5.625%, 9/23/19	300,000	330,145
Serta Simmons Holdings LLC, 8.125%, 10/1/20(3)	240,000	253,800
Societe Generale SA, VRN, 5.92%, 4/5/17(3)	105,000	103,969
UBS AG, 7.625%, 8/17/22	175,000	192,008
UBS AG, MTN, VRN, 7.25%, 2/22/17	200,000	214,819
UBS AG (Stamford Branch), 5.875%, 12/20/17	297,000	341,552
UPCB Finance III Ltd., 6.625%, 7/1/20(3)	160,000	168,000

		15,095,515

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 3.875%, 8/15/21	100,000	101,170
AT&T, Inc., 2.625%, 12/1/22	170,000	151,680
AT&T, Inc., 6.55%, 2/15/39	415,000	475,968
AT&T, Inc., 4.30%, 12/15/42	210,000	180,232
British Telecommunications plc, 5.95%, 1/15/18	420,000	479,041
CenturyLink, Inc., 7.65%, 3/15/42	100,000	90,500
Cincinnati Bell, Inc., 8.75%, 3/15/18	100,000	104,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	250,000	252,082
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	286,265
Frontier Communications Corp., 7.125%, 3/15/19	200,000	211,000
Frontier Communications Corp., 8.50%, 4/15/20	50,000	54,875
Hughes Satellite Systems Corp., 6.50%, 6/15/19	105,000	111,038
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	180,000	193,950
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	134,063
Level 3 Financing, Inc., 10.00%, 2/1/18	130,000	140,237
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	126,563
Level 3 Financing, Inc., 8.625%, 7/15/20	225,000	241,875
Orange SA, 4.375%, 7/8/14	610,000	628,199
Sprint Capital Corp., 6.90%, 5/1/19	150,000	155,250
Sprint Capital Corp., 8.75%, 3/15/32	105,000	108,150
Telefonica Emisiones SAU, 5.88%, 7/15/19	370,000	394,786
Virgin Media Finance plc, 8.375%, 10/15/19	90,000	98,100
Windstream Corp., 7.875%, 11/1/17	210,000	234,150
Windstream Corp., 7.75%, 10/15/20	120,000	123,300

Windstream Corp., 6.375%, 8/1/23	100,000	90,875

		5,167,599

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	22,000	25,410
Edison Mission Energy, 7.00%, 5/15/17(1)(4)	200,000	128,500

		153,910

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	100,000	104,000
Sanmina Corp., 7.00%, 5/15/19(3)	145,000	152,975

		256,975

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	147,538
Ensco plc, 3.25%, 3/15/16	170,000	177,049
Ensco plc, 4.70%, 3/15/21	150,000	158,630
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21(3)	150,000	144,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(3)	100,000	110,000
Pioneer Drilling Co., 9.875%, 3/15/18	100,000	108,625
Transocean, Inc., 2.50%, 10/15/17	110,000	108,968
Transocean, Inc., 6.50%, 11/15/20	150,000	165,793
Transocean, Inc., 6.375%, 12/15/21	60,000	66,157
Weatherford International Ltd., 9.625%, 3/1/19	180,000	226,394

		1,413,154

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)	250,000	273,750
CVS Caremark Corp., 2.75%, 12/1/22	320,000	295,590
Kroger Co. (The), 6.40%, 8/15/17	320,000	367,469
Kroger Co. (The), 5.15%, 8/1/43	70,000	68,396
Rite Aid Corp., 9.25%, 3/15/20	170,000	193,163
Rite Aid Corp., 6.75%, 6/15/21(3)	125,000	127,188
Safeway, Inc., 4.75%, 12/1/21	100,000	101,194
SUPERVALU, Inc., 8.00%, 5/1/16	175,000	191,625
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	257,742
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	126,439
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	387,817
Walgreen Co., 1.80%, 9/15/17	110,000	109,142
Walgreen Co., 3.10%, 9/15/22	250,000	234,294

		2,733,809

FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20(3)	70,000	71,750
Del Monte Corp., 7.625%, 2/15/19	210,000	219,450
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)	70,000	73,325
Kellogg Co., 4.45%, 5/30/16	500,000	540,081
Kraft Foods Group, Inc., 6.125%, 8/23/18	125,000	145,959
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	88,203
Mead Johnson Nutrition Co., 3.50%, 11/1/14	220,000	225,498
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	248,062
Mondelez International, Inc., 6.125%, 2/1/18	45,000	51,759
Mondelez International, Inc., 6.50%, 2/9/40	110,000	129,648
Post Holdings, Inc., 7.375%, 2/15/22	125,000	132,500
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	82,200

Tyson Foods, Inc., 4.50%, 6/15/22	50,000	51,414

		2,059,849

GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(3)	160,000	150,800
El Paso Corp., 7.25%, 6/1/18	70,000	79,247
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	150,000	172,430
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	277,788
Energy Transfer Equity LP, 7.50%, 10/15/20	130,000	142,350
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	84,272
Energy Transfer Partners LP, 3.60%, 2/1/23	130,000	120,693
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	107,678
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	391,993
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	124,161
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	460,000	542,007
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	40,000	39,072
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	260,000	289,419
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	335,000	364,514
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	236,918
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	171,150
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	150,000	145,500
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	70,000	74,203
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	270,000	267,131
Rockies Express Pipeline LLC, 3.90%, 4/15/15(3)	125,000	125,625
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(3)	100,000	96,000
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	220,000	203,243
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	58,240
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(3)	164,000	145,960
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	164,066
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	116,819
Williams Partners LP, 4.125%, 11/15/20	220,000	221,100

		4,912,379

HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	90,000	86,810
Biomet, Inc., 6.50%, 8/1/20	155,000	159,650
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	50,563
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	166,125
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	52,562
Medtronic, Inc., 2.75%, 4/1/23	150,000	139,365

		655,075

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	160,000	145,852
Capella Healthcare, Inc., 9.25%, 7/1/17	100,000	106,875
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	163,525
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	60,000	60,675
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	65,000	68,413
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	74,550
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	119,400
Express Scripts Holding Co., 2.65%, 2/15/17	400,000	409,516
Express Scripts, Inc., 7.25%, 6/15/19	220,000	267,260

Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	145,000	148,263
Gentiva Health Services, Inc., 11.50%, 9/1/18	150,000	157,875
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	160,125
HCA, Inc., 5.75%, 3/15/14	75,000	76,500
HCA, Inc., 6.50%, 2/15/16	200,000	217,500
HCA, Inc., 8.50%, 4/15/19	125,000	135,313
HCA, Inc., 7.25%, 9/15/20	110,000	120,038
HCA, Inc., 7.50%, 2/15/22	125,000	136,250
Health Management Associates, Inc., 7.375%, 1/15/20	200,000	224,500
Healthsouth Corp., 8.125%, 2/15/20	80,000	88,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	155,000	163,137
NYU Hospitals Center, 4.43%, 7/1/42	110,000	91,132
Radiation Therapy Services, Inc., 8.875%, 1/15/17	120,000	114,300
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	177,012
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	120,625
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	126,619
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	132,031
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	80,625
WellPoint, Inc., 3.125%, 5/15/22	50,000	47,081
WellPoint, Inc., 3.30%, 1/15/23	60,000	56,416

		3,989,408

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Boyd Gaming Corp., 9.125%, 12/1/18	70,000	76,650
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	230,000	237,475
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	225,000	133,875
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	175,000	167,672
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	50,000	53,063
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	83,531
DineEquity, Inc., 9.50%, 10/30/18	100,000	111,750
Marina District Finance Co., Inc., 9.50%, 10/15/15	203,000	214,926
MCE Finance Ltd., 5.00%, 2/15/21(3)	185,000	170,200
MGM Resorts International, 7.625%, 1/15/17	310,000	343,325
MGM Resorts International, 8.625%, 2/1/19	80,000	90,200
Pinnacle Entertainment, 7.50%, 4/15/21	75,000	80,625
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	100,000	112,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	83,194
Station Casinos LLC, 7.50%, 3/1/21	150,000	155,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	117,862

		2,232,098

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	21,000	21,315
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	125,000	124,062
D.R. Horton, Inc., 5.625%, 9/15/14	70,000	72,625
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	52,750
Meritage Homes Corp., 7.00%, 4/1/22	125,000	134,375
Mohawk Industries, Inc., 3.85%, 2/1/23	110,000	104,076
Standard Pacific Corp., 8.375%, 5/15/18	225,000	255,375
Taylor Morrison, Inc., 7.75%, 4/15/20(3)	55,000	60,363
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	188,275

William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	133,125

			1,146,341

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18		150,000	146,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18		125,000	130,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19		40,000	42,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19		100,000	103,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19		105,000	116,025
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	133,437
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	159,400
Spectrum Brands, Inc., 6.75%, 3/15/20		125,000	132,500

			964,112

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)		85,000	94,350
Bombardier, Inc., 5.75%, 3/15/22(3)		100,000	98,000
General Electric Co., 5.25%, 12/6/17		550,000	621,968
General Electric Co., 4.125%, 10/9/42		110,000	100,296
Harland Clarke Holdings Corp., 9.50%, 5/15/15		95,000	95,475
HD Supply, Inc., 8.125%, 4/15/19		50,000	55,875
HD Supply, Inc., 7.50%, 7/15/20(3)		120,000	125,700
Schaeffler Finance BV, 7.75%, 2/15/17(3)		125,000	140,000
SPX Corp., 7.625%, 12/15/14		65,000	69,550

			1,401,214

INSURANCE — 0.4%
Aircastle Ltd., 6.75%, 4/15/17		130,000	138,450
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	229,828
Allstate Corp. (The), 4.50%, 6/15/43		$90,000	86,384
American International Group, Inc., 3.65%, 1/15/14		110,000	111,151
American International Group, Inc., 6.40%, 12/15/20		260,000	303,449
American International Group, Inc., 4.875%, 6/1/22		280,000	298,681
American International Group, Inc., 6.82%, 11/15/37		110,000	129,893
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	349,966
American International Group, Inc., VRN, 8.18%, 5/15/38		105,000	123,638
AXA SA, VRN, 6.46%, 12/14/18(3)		200,000	200,000
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	191,896
Berkshire Hathaway, Inc., 3.00%, 5/15/22		110,000	105,717
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	159,881
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(3)		125,000	135,000
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		140,000	122,325
Genworth Holdings, Inc., 7.20%, 2/15/21		110,000	125,040
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		150,000	163,286
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		60,000	66,715
Hub International Ltd., 8.125%, 10/15/18(3)		125,000	138,125
ING U.S., Inc., 5.50%, 7/15/22		160,000	171,053
ING U.S., Inc., 5.70%, 7/15/43(3)		150,000	146,563

ING U.S., Inc., VRN, 5.65%, 5/15/23	125,000	115,697
International Lease Finance Corp., 5.75%, 5/15/16	220,000	232,891
International Lease Finance Corp., 8.75%, 3/15/17	215,000	244,831
International Lease Finance Corp., 6.25%, 5/15/19	135,000	139,725
International Lease Finance Corp., MTN, 6.625%, 11/15/13	100,000	101,150
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)	80,000	88,093
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)	175,000	178,500
Lincoln National Corp., 6.25%, 2/15/20	300,000	347,345
Markel Corp., 4.90%, 7/1/22	200,000	210,622
MetLife, Inc., 6.75%, 6/1/16	360,000	412,295
MetLife, Inc., 4.125%, 8/13/42	90,000	79,738
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	140,000	131,428
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	77,422
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	160,000	179,499
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	100,000	106,297
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(3)	200,000	210,000
Travelers Cos., Inc. (The), 4.60%, 8/1/43	110,000	109,763
WR Berkley Corp., 4.625%, 3/15/22	130,000	133,423

		6,595,760

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	80,719

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	51,382
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	108,499
First Data Corp., 11.25%, 3/31/16	127,000	127,318
First Data Corp., 7.375%, 6/15/19(3)	180,000	187,650
First Data Corp., 8.875%, 8/15/20(3)	110,000	119,350
First Data Corp., 8.25%, 1/15/21(3)	215,000	220,912
First Data Corp., 12.625%, 1/15/21	60,000	65,175
International Business Machines Corp., 1.95%, 7/22/16	610,000	626,757
SunGard Data Systems, Inc., 7.375%, 11/15/18	135,000	144,112

		1,651,155

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	190,000	184,825

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	250,000	235,979
Deere & Co., 5.375%, 10/16/29	410,000	467,368
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	141,050
Navistar International Corp., 8.25%, 11/1/21	100,000	99,875

		944,272

MEDIA — 0.6%
AMC Entertainment, Inc., 9.75%, 12/1/20	100,000	114,750
Cablevision Systems Corp., 8.625%, 9/15/17	150,000	171,375
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	148,800
CBS Corp., 3.375%, 3/1/22	100,000	94,205
CBS Corp., 4.85%, 7/1/42	70,000	61,594
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	120,000	127,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	230,000	211,025
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(3)(4)	200,000	45,000
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	56,400
Clear Channel Communications, Inc., 10.75%, 8/1/16	225,000	196,312

Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	277,062
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	110,000	110,550
Comcast Corp., 5.90%, 3/15/16	720,000	805,914
Comcast Corp., 6.40%, 5/15/38	120,000	142,266
CSC Holdings LLC, 6.75%, 11/15/21	125,000	132,188
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	100,000	102,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	240,000	249,723
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	260,000	265,642
Discovery Communications LLC, 5.625%, 8/15/19	130,000	148,507
Discovery Communications LLC, 3.25%, 4/1/23	100,000	92,997
DISH DBS Corp., 7.125%, 2/1/16	195,000	213,525
DISH DBS Corp., 4.625%, 7/15/17	130,000	132,275
DISH DBS Corp., 6.75%, 6/1/21	220,000	230,450
DISH DBS Corp., 5.00%, 3/15/23	100,000	92,750
Lamar Media Corp., 5.875%, 2/1/22	120,000	121,500
Lamar Media Corp., 5.00%, 5/1/23	150,000	139,875
McClatchy Co. (The), 9.00%, 12/15/22	50,000	53,000
Nara Cable Funding Ltd., 8.875%, 12/1/18(3)	100,000	104,250
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	169,087
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	277,986
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	329,086
News America, Inc., 6.90%, 8/15/39	260,000	302,651
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	120,000	129,900
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	108,870
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	28,962
Qwest Corp., 7.50%, 10/1/14	270,000	286,526
RR Donnelley & Sons Co., 7.25%, 5/15/18	45,000	50,063
RR Donnelley & Sons Co., 8.25%, 3/15/19	105,000	116,288
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	138,125
Sinclair Television Group, Inc., 9.25%, 11/1/17(3)	105,000	111,300
Sinclair Television Group, Inc., 8.375%, 10/15/18	100,000	109,750
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	95,250
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	100,000	112,450
Sirius XM Radio, Inc., 5.75%, 8/1/21(3)	125,000	123,125
Time Warner Cable, Inc., 6.75%, 7/1/18	430,000	479,118
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	38,823
Time Warner, Inc., 3.15%, 7/15/15	310,000	322,767
Time Warner, Inc., 7.70%, 5/1/32	390,000	492,820
Univision Communications, Inc., 6.875%, 5/15/19(3)	225,000	238,500
Univision Communications, Inc., 8.50%, 5/15/21(3)	120,000	130,500
Valassis Communications, Inc., 6.625%, 2/1/21	100,000	99,000
Viacom, Inc., 4.375%, 9/15/14	220,000	227,820
Viacom, Inc., 4.50%, 3/1/21	40,000	41,405
Viacom, Inc., 3.125%, 6/15/22	80,000	73,663
Viacom, Inc., 4.25%, 9/1/23	150,000	148,390
Videotron Ltee, 5.00%, 7/15/22	125,000	116,875
Visant Corp., 10.00%, 10/1/17	225,000	210,937
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	146,132
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	262,500
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	120,000	123,000

		10,283,104

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	50,000	42,000

AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	85,000	75,454
ArcelorMittal, 4.25%, 8/5/15	235,000	242,931
ArcelorMittal, 5.00%, 2/25/17	240,000	246,600
ArcelorMittal, 6.125%, 6/1/18	210,000	217,087
ArcelorMittal, 5.75%, 8/5/20	190,000	189,287
ArcelorMittal, 7.25%, 3/1/41	380,000	344,850
Barrick North America Finance LLC, 4.40%, 5/30/21	200,000	186,832
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	194,452
FMG Resources Pty Ltd., 7.00%, 11/1/15(3)	130,000	134,550
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)	100,000	102,875
FMG Resources Pty Ltd., 8.25%, 11/1/19(3)	120,000	128,700
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(3)	60,000	53,529
Inmet Mining Corp., 8.75%, 6/1/20(3)	25,000	26,250
Newmont Mining Corp., 6.25%, 10/1/39	190,000	180,341
Novelis, Inc., 8.375%, 12/15/17	110,000	118,525
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	120,000	117,585
Southern Copper Corp., 5.25%, 11/8/42	60,000	46,355
Steel Dynamics, Inc., 5.25%, 4/15/23(3)	100,000	96,000
Teck Resources Ltd., 3.15%, 1/15/17	160,000	161,922
Vale Overseas Ltd., 5.625%, 9/15/19	440,000	471,478
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	119,158
Xstrata Canada Financial Corp., 4.95%, 11/15/21(3)	130,000	126,296

		3,623,057

MULTI-UTILITIES — 0.3%
Calpine Corp., 7.50%, 2/15/21(3)	95,000	101,175
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	80,000	67,969
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	105,000	114,598
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	89,667
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	140,552
Consumers Energy Co., 2.85%, 5/15/22	50,000	48,297
Consumers Energy Co., 3.375%, 8/15/23	180,000	178,069
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	424,930
Dominion Resources, Inc., 2.75%, 9/15/22	140,000	130,552
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	70,496
Duke Energy Corp., 3.95%, 9/15/14	270,000	278,999
Duke Energy Corp., 3.55%, 9/15/21	120,000	119,639
Duke Energy Florida, Inc., 6.35%, 9/15/37	270,000	330,921
Edison International, 3.75%, 9/15/17	200,000	210,050
EDP Finance BV, 6.00%, 2/2/18(3)	120,000	124,950
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	114,000	120,698
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(3)	36,036	28,468
Exelon Generation Co. LLC, 4.00%, 10/1/20	120,000	119,315
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	77,623
FirstEnergy Corp., 4.25%, 3/15/23	100,000	90,801
Florida Power Corp., 3.85%, 11/15/42	130,000	114,167
GenOn Energy, Inc., 9.50%, 10/15/18	125,000	141,875
Georgia Power Co., 4.30%, 3/15/42	60,000	54,729
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	103,250
Nisource Finance Corp., 4.45%, 12/1/21	100,000	102,476
Nisource Finance Corp., 5.25%, 2/15/43	60,000	57,896
Northern States Power Co., 3.40%, 8/15/42	80,000	66,027

NRG Energy, Inc., 7.625%, 1/15/18	145,000	161,313
NRG Energy, Inc., 7.625%, 5/15/19	165,000	175,312
Pacific Gas & Electric Co., 5.80%, 3/1/37	45,000	49,657
PacifiCorp, 6.00%, 1/15/39	110,000	133,223
Progress Energy, Inc., 3.15%, 4/1/22	110,000	105,171
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	72,617
Sempra Energy, 6.50%, 6/1/16	170,000	193,210
Sempra Energy, 2.875%, 10/1/22	120,000	110,819
Southern Power Co., 5.15%, 9/15/41	60,000	59,883
Teco Finance, Inc., 6.75%, 5/1/15	40,000	43,274
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(3)	125,000	87,656
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	49,746

		4,750,070

MULTILINE RETAIL†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21(3)	125,000	121,562
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	111,250
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	22,813
Target Corp., 4.00%, 7/1/42	140,000	125,971

		381,596

OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	71,000	78,278
Xerox Corp., 2.95%, 3/15/17	90,000	91,871

		170,149

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	107,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	127,800
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	130,625
Anadarko Petroleum Corp., 5.95%, 9/15/16	30,000	33,652
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	139,943
Antero Resources Finance Corp., 7.25%, 8/1/19	105,000	110,775
Apache Corp., 2.625%, 1/15/23	170,000	155,351
Apache Corp., 4.75%, 4/15/43	70,000	67,484
Arch Coal, Inc., 8.75%, 8/1/16	75,000	72,938
BP Capital Markets plc, 3.20%, 3/11/16	190,000	199,487
BP Capital Markets plc, 2.25%, 11/1/16	260,000	265,805
BP Capital Markets plc, 4.50%, 10/1/20	150,000	159,967
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	138,594
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	99,750
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	150,000	151,500
Chevron Corp., 2.43%, 6/24/20	80,000	78,048
Concho Resources, Inc., 5.50%, 10/1/22	155,000	152,287
Concho Resources, Inc., 5.50%, 4/1/23	125,000	121,875
ConocoPhillips, 5.75%, 2/1/19	420,000	486,705
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	102,192
Consol Energy, Inc., 8.00%, 4/1/17	170,000	180,200
Continental Resources, Inc., 5.00%, 9/15/22	50,000	50,750
Denbury Resources, Inc., 8.25%, 2/15/20	120,000	132,600
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	112,188
Devon Energy Corp., 1.875%, 5/15/17	80,000	78,906

Devon Energy Corp., 5.60%, 7/15/41	160,000	165,863
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	209,000
EOG Resources, Inc., 5.625%, 6/1/19	380,000	439,089
EOG Resources, Inc., 4.10%, 2/1/21	130,000	136,402
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	265,000	292,825
Forest Oil Corp., 7.50%, 9/15/20	100,000	96,500
Halcon Resources Corp., 8.875%, 5/15/21	110,000	110,825
Hess Corp., 6.00%, 1/15/40	70,000	74,702
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	210,000	198,450
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	156,550
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	73,460
Newfield Exploration Co., 5.625%, 7/1/24	90,000	87,300
Noble Energy, Inc., 4.15%, 12/15/21	260,000	265,779
Peabody Energy Corp., 7.375%, 11/1/16	50,000	56,125
Peabody Energy Corp., 6.00%, 11/15/18	250,000	250,000
Peabody Energy Corp., 6.50%, 9/15/20	50,000	49,875
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	72,275
Petro-Canada, 6.80%, 5/15/38	120,000	143,809
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	396,095
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	303,727
Petroleos Mexicanos, 6.00%, 3/5/20(3)	190,000	209,950
Petroleos Mexicanos, 3.50%, 1/30/23(3)	70,000	62,825
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	69,800
Phillips 66, 4.30%, 4/1/22	260,000	262,718
Pioneer Natural Resources Co., 3.95%, 7/15/22	210,000	207,311
QEP Resources, Inc., 5.25%, 5/1/23	125,000	117,813
Range Resources Corp., 5.75%, 6/1/21	110,000	115,775
Range Resources Corp., 5.00%, 8/15/22	160,000	157,200
Samson Investment Co., 10.25%, 2/15/20(3)	125,000	131,250
SandRidge Energy, Inc., 7.50%, 3/15/21	145,000	145,000
Shell International Finance BV, 2.375%, 8/21/22	280,000	255,878
Shell International Finance BV, 3.625%, 8/21/42	65,000	55,439
Shell International Finance BV, 4.55%, 8/12/43	140,000	139,925
Statoil ASA, 2.45%, 1/17/23	230,000	210,098
Statoil ASA, 3.95%, 5/15/43	50,000	44,665
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	100,000	107,750
Talisman Energy, Inc., 7.75%, 6/1/19	220,000	265,513
Tesoro Corp., 4.25%, 10/1/17	100,000	101,750
Total Capital Canada Ltd., 2.75%, 7/15/23	110,000	101,227
Total Capital SA, 2.125%, 8/10/18	150,000	149,458
Venoco, Inc., 8.875%, 2/15/19	160,000	160,400
WPX Energy, Inc., 5.25%, 1/15/17	135,000	143,775

		10,251,093

PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	150,000	143,345
International Paper Co., 6.00%, 11/15/41	100,000	108,362
Sappi Papier Holding GmbH, 6.625%, 4/15/21(3)	200,000	188,000

		439,707

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	171,600

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	170,000	167,550

Actavis, Inc., 1.875%, 10/1/17	120,000	118,108
Actavis, Inc., 4.625%, 10/1/42	70,000	62,715
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	80,405
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	95,000	97,612
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	36,050
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	280,000	267,014
Merck & Co., Inc., 2.40%, 9/15/22	180,000	165,268
Merck & Co., Inc., 2.80%, 5/18/23	420,000	391,908
Merck & Co., Inc., 3.60%, 9/15/42	40,000	33,893
Mylan, Inc., 6.00%, 11/15/18(3)	100,000	107,646
Mylan, Inc., 3.125%, 1/15/23(3)	140,000	125,885
Roche Holdings, Inc., 6.00%, 3/1/19(3)	182,000	215,686
Roche Holdings, Inc., 7.00%, 3/1/39(3)	120,000	160,684
Sanofi, 4.00%, 3/29/21	143,000	150,009
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)	70,000	72,800
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	110,000	117,150
Valeant Pharmaceuticals International, 6.375%, 10/15/20(3)	225,000	229,781
Valeant Pharmaceuticals International, 7.25%, 7/15/22(3)	125,000	133,125
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	100,000	109,750
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	438,000	454,172

		3,297,211

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	130,000	134,692
American Tower Corp., 4.70%, 3/15/22	40,000	39,575
Boston Properties LP, 3.80%, 2/1/24	180,000	172,447
BRE Properties, Inc., 3.375%, 1/15/23	150,000	137,938
DDR Corp., 3.375%, 5/15/23	100,000	90,476
Essex Portfolio LP, 3.625%, 8/15/22	100,000	94,436
Essex Portfolio LP, 3.25%, 5/1/23	50,000	45,354
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,050
HCP, Inc., 3.75%, 2/1/16	210,000	220,355
Health Care REIT, Inc., 2.25%, 3/15/18	60,000	58,824
Health Care REIT, Inc., 3.75%, 3/15/23	160,000	150,740
Host Hotels & Resorts LP, 6.75%, 6/1/16	20,000	20,281
Host Hotels & Resorts LP, 5.875%, 6/15/19	60,000	65,183
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	91,485
Kilroy Realty LP, 3.80%, 1/15/23	220,000	203,503
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	132,187
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	50,125
ProLogis LP, 4.25%, 8/15/23	150,000	147,567
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	97,000	105,003
Simon Property Group LP, 5.10%, 6/15/15	300,000	322,540
UDR, Inc., MTN, 4.25%, 6/1/18	170,000	179,450
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	200,000	209,088
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	93,836
WEA Finance LLC, 4.625%, 5/10/21(3)	140,000	145,698

		2,931,833

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	116,563
ProLogis LP, 6.625%, 12/1/19	260,000	304,649

Realogy Corp., 7.875%, 2/15/19(3)	200,000	218,500

		639,712

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	272,538
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	99,659
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	48,792
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	108,786
CSX Corp., 4.25%, 6/1/21	140,000	147,316
Norfolk Southern Corp., 3.25%, 12/1/21	70,000	68,492
Union Pacific Corp., 4.00%, 2/1/21	100,000	105,550
Union Pacific Corp., 4.75%, 9/15/41	220,000	221,241

		1,072,374

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	235,000	244,987
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)	115,000	124,775
Freescale Semiconductor, Inc., 8.05%, 2/1/20	175,000	183,313
Intel Corp., 1.35%, 12/15/17	170,000	166,432
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	100,000	98,750

		818,257

SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	139,688
Intuit, Inc., 5.75%, 3/15/17	571,000	633,641
Oracle Corp., 2.50%, 10/15/22	310,000	283,855
Oracle Corp., 3.625%, 7/15/23	280,000	277,734
Sabre, Inc., 8.50%, 5/15/19(3)	125,000	135,156

		1,470,074

SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	136,563
Hertz Corp. (The), 6.75%, 4/15/19	125,000	133,906
Hertz Corp. (The), 7.375%, 1/15/21	200,000	217,000
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	309,334
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	150,000	162,375
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	74,025
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	145,000	158,775
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	86,900
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	116,250
Staples, Inc., 4.375%, 1/12/23	150,000	144,103
Stewart Enterprises, Inc., 6.50%, 4/15/19	60,000	64,200
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	95,175
United Rentals North America, Inc., 5.75%, 7/15/18	100,000	107,250
United Rentals North America, Inc., 8.375%, 9/15/20	125,000	137,500

		1,943,356

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	225,000	252,000
Gap, Inc. (The), 5.95%, 4/12/21	160,000	177,468
Gymboree Corp., 9.125%, 12/1/18	125,000	118,750
Hanesbrands, Inc., 6.375%, 12/15/20	150,000	162,750
L Brands, Inc., 6.90%, 7/15/17	105,000	118,125
L Brands, Inc., 6.625%, 4/1/21	80,000	85,400
L Brands, Inc., 5.625%, 2/15/22	275,000	278,438

Phillips-Van Heusen Corp., 7.375%, 5/15/20		25,000	27,125
Polymer Group, Inc., 7.75%, 2/1/19		135,000	143,100

			1,363,156

THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	248,556
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	302,804

			551,360

TOBACCO†
Altria Group, Inc., 9.25%, 8/6/19		$48,000	62,991
Altria Group, Inc., 2.85%, 8/9/22		400,000	360,874
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	291,645

			715,510

TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(3)		200,000	200,500

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		130,000	170,419
America Movil SAB de CV, 5.00%, 3/30/20		200,000	212,823
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		30,000	37,941
Cricket Communications, Inc., 7.75%, 10/15/20		170,000	193,800
MetroPCS Wireless, Inc., 7.875%, 9/1/18		95,000	103,313
MetroPCS Wireless, Inc., 6.625%, 11/15/20		135,000	140,569
Sprint Communications, 6.00%, 12/1/16		210,000	223,125
Sprint Communications, 9.00%, 11/15/18(3)		110,000	128,700
Sprint Communications, 7.00%, 3/1/20(3)		110,000	118,800
Sprint Communications, 6.00%, 11/15/22		225,000	211,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)		130,000	134,550
Vodafone Group plc, 5.625%, 2/27/17		230,000	256,786

			1,932,326

TOTAL CORPORATE BONDS (Cost $124,963,688)			127,162,646

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 5.1%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 1.75%, 9/15/13		298,509	299,611
FHLMC, VRN, 1.85%, 9/15/13		590,201	593,692
FHLMC, VRN, 1.97%, 9/15/13		570,284	575,820
FHLMC, VRN, 1.98%, 9/15/13		397,888	400,936
FHLMC, VRN, 2.07%, 9/15/13		1,170,225	1,166,691
FHLMC, VRN, 2.36%, 9/15/13		759,215	741,039
FHLMC, VRN, 2.37%, 9/15/13		977,228	951,458
FHLMC, VRN, 2.43%, 9/15/13		221,304	234,272
FHLMC, VRN, 2.59%, 9/15/13		227,220	235,637
FHLMC, VRN, 2.90%, 9/15/13		135,739	136,785
FHLMC, VRN, 3.22%, 9/15/13		200,787	210,743
FHLMC, VRN, 3.28%, 9/15/13		655,318	676,665
FHLMC, VRN, 3.81%, 9/15/13		401,821	420,166
FHLMC, VRN, 4.04%, 9/15/13		328,727	345,716
FHLMC, VRN, 4.35%, 9/15/13		536,266	556,301
FHLMC, VRN, 5.19%, 9/15/13		133,348	139,369

FHLMC, VRN, 5.40%, 9/15/13	506,986	534,075
FHLMC, VRN, 6.14%, 9/15/13	186,483	198,303
FNMA, VRN, 2.71%, 9/25/13	554,269	553,294
FNMA, VRN, 3.31%, 9/25/13	325,106	331,395
FNMA, VRN, 3.36%, 9/25/13	300,128	318,820
FNMA, VRN, 3.81%, 9/25/13	386,834	404,861
FNMA, VRN, 3.93%, 9/25/13	314,908	330,217
FNMA, VRN, 3.96%, 9/25/13	175,193	185,413
FNMA, VRN, 5.40%, 9/25/13	648,899	697,895

		11,239,174

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.4%
FHLMC, 7.00%, 6/1/14	2,085	2,118
FHLMC, 6.50%, 6/1/16	30,653	32,489
FHLMC, 6.50%, 6/1/16	30,819	32,620
FHLMC, 4.50%, 1/1/19	533,035	561,082
FHLMC, 5.00%, 10/1/19	14,325	15,175
FHLMC, 5.00%, 11/1/19	67,379	71,518
FHLMC, 5.50%, 11/1/19	3,300	3,540
FHLMC, 5.50%, 11/1/19	2,901	3,093
FHLMC, 5.50%, 11/1/19	4,567	4,900
FHLMC, 5.50%, 11/1/19	3,938	4,225
FHLMC, 5.50%, 11/1/19	2,786	2,989
FHLMC, 5.50%, 12/1/19	3,407	3,656
FHLMC, 5.00%, 2/1/20	6,150	6,515
FHLMC, 5.00%, 2/1/20	1,997	2,152
FHLMC, 5.50%, 3/1/20	7,580	8,133
FHLMC, 5.50%, 3/1/20	5,736	6,155
FHLMC, 5.50%, 3/1/20	10,878	11,674
FHLMC, 5.00%, 5/1/20	4,143	4,465
FHLMC, 5.00%, 5/1/20	10,088	10,687
FHLMC, 5.00%, 5/1/20	15,185	16,365
FHLMC, 4.50%, 7/1/20	48,363	51,086
FHLMC, 4.00%, 10/1/20	16,491	17,404
FHLMC, 5.00%, 4/1/21	1,896,385	2,047,426
FHLMC, 8.00%, 6/1/26	5,168	5,412
FHLMC, 8.00%, 6/1/26	818	966
FHLMC, 8.00%, 7/1/26	1,149	1,156
FHLMC, 7.00%, 8/1/29	2,605	3,013
FHLMC, 8.00%, 7/1/30	19,060	22,859
FHLMC, 6.50%, 6/1/31	89,751	95,611
FHLMC, 5.50%, 12/1/33	446,184	489,715
FHLMC, 6.50%, 5/1/34	15,342	17,246
FHLMC, 5.50%, 6/1/35	33,657	36,334
FHLMC, 5.00%, 9/1/35	16,402	17,552
FHLMC, 5.00%, 9/1/35	11,375	12,173
FHLMC, 5.50%, 10/1/35	98,052	106,292
FHLMC, 5.50%, 10/1/35	34,933	37,657
FHLMC, 5.00%, 11/1/35	164,678	177,520
FHLMC, 5.00%, 11/1/35	194,446	212,387
FHLMC, 6.50%, 3/1/36	10,191	11,384
FHLMC, 6.50%, 3/1/36	3,021	3,254
FHLMC, 5.50%, 1/1/38	534,545	575,957

FHLMC, 6.00%, 2/1/38	248,226	269,963
FHLMC, 6.00%, 11/1/38	1,305,948	1,420,309
FHLMC, 4.00%, 4/1/41	1,745,102	1,802,168
FHLMC, 6.50%, 7/1/47	50,268	53,853
FNMA, 6.00%, 12/1/13	714	718
FNMA, 5.32%, 4/1/14	56,010	56,315
FNMA, 6.00%, 4/1/14	3,576	3,615
FNMA, 7.50%, 6/1/15	1,590	1,599
FNMA, 5.17%, 1/1/16	155,802	166,658
FNMA, 4.50%, 5/1/19	746,465	791,249
FNMA, 4.00%, 6/1/19	5,737	6,058
FNMA, 4.50%, 6/1/19	104,702	113,550
FNMA, 4.50%, 12/1/19	9,224	10,010
FNMA, 5.00%, 3/1/20	18,182	19,635
FNMA, 5.00%, 3/1/20	18,406	19,876
FNMA, 5.00%, 4/1/20	9,485	10,244
FNMA, 5.00%, 5/1/20	4,774	5,155
FNMA, 5.00%, 5/1/20	20,267	21,887
FNMA, 5.00%, 7/1/20	24,695	26,428
FNMA, 7.00%, 5/1/26	3,338	3,729
FNMA, 7.00%, 6/1/26	2,630	2,995
FNMA, 7.50%, 3/1/27	2,489	2,561
FNMA, 6.50%, 4/1/29	16,386	18,203
FNMA, 6.50%, 6/1/29	13,100	14,026
FNMA, 6.50%, 6/1/29	27,482	30,614
FNMA, 7.00%, 7/1/29	19,323	21,775
FNMA, 6.50%, 8/1/29	32,546	35,809
FNMA, 7.00%, 3/1/30	19,595	22,187
FNMA, 8.00%, 7/1/30	35,778	39,712
FNMA, 7.50%, 9/1/30	12,406	14,664
FNMA, 6.50%, 9/1/31	80,429	89,281
FNMA, 7.00%, 9/1/31	48,235	54,304
FNMA, 6.50%, 1/1/32	36,373	41,134
FNMA, 6.50%, 10/1/32	191,761	207,365
FNMA, 5.50%, 6/1/33	147,235	160,124
FNMA, 5.50%, 8/1/33	1,036,272	1,125,429
FNMA, 5.00%, 11/1/33	904,407	976,030
FNMA, 5.50%, 1/1/34	836,749	911,604
FNMA, 5.50%, 9/1/34	52,982	57,525
FNMA, 5.50%, 10/1/34	54,347	59,503
FNMA, 6.00%, 10/1/34	49,436	54,107
FNMA, 5.00%, 11/1/34	255,467	274,318
FNMA, 5.50%, 3/1/35	3,401	3,693
FNMA, 5.50%, 3/1/35	11,299	12,469
FNMA, 5.50%, 3/1/35	17,336	19,103
FNMA, 5.50%, 3/1/35	39,567	43,493
FNMA, 5.50%, 3/1/35	28,847	31,794
FNMA, 5.00%, 4/1/35	44,066	47,338
FNMA, 6.00%, 5/1/35	22,887	25,064
FNMA, 6.00%, 5/1/35	2,892	3,221
FNMA, 6.00%, 6/1/35	8,802	9,633
FNMA, 6.00%, 6/1/35	600	657
FNMA, 6.00%, 6/1/35	35,974	39,522

FNMA, 5.00%, 7/1/35	185,261	203,164
FNMA, 5.50%, 7/1/35	32,706	35,778
FNMA, 6.00%, 7/1/35	3,478	3,808
FNMA, 6.00%, 7/1/35	67,505	74,887
FNMA, 6.00%, 7/1/35	76,502	84,656
FNMA, 5.50%, 8/1/35	17,288	18,923
FNMA, 6.00%, 8/1/35	2,616	2,862
FNMA, 4.50%, 9/1/35	1,105,508	1,169,103
FNMA, 5.50%, 9/1/35	78,219	85,569
FNMA, 5.50%, 9/1/35	2,469	2,677
FNMA, 5.50%, 9/1/35	1,005	1,099
FNMA, 5.50%, 9/1/35	18,201	19,824
FNMA, 5.50%, 9/1/35	153,455	167,932
FNMA, 5.00%, 10/1/35	31,542	34,589
FNMA, 5.50%, 10/1/35	341,590	371,495
FNMA, 6.00%, 10/1/35	43,401	47,708
FNMA, 5.50%, 11/1/35	202,728	221,675
FNMA, 6.00%, 11/1/35	48,255	53,445
FNMA, 6.50%, 11/1/35	5,805	6,484
FNMA, 6.50%, 11/1/35	11,228	12,577
FNMA, 6.50%, 12/1/35	36,644	39,681
FNMA, 6.50%, 4/1/36	16,832	18,839
FNMA, 6.00%, 8/1/36	40,870	44,827
FNMA, 5.00%, 10/1/36	607,830	653,387
FNMA, 5.00%, 11/1/36	541,971	582,592
FNMA, 5.50%, 1/1/37	1,567,845	1,704,724
FNMA, 5.50%, 2/1/37	496,387	539,159
FNMA, 6.00%, 5/1/37	42,567	46,670
FNMA, 6.00%, 7/1/37	9,801	10,723
FNMA, 6.50%, 8/1/37	17,253	18,634
FNMA, 6.50%, 8/1/37	1,391,506	1,502,640
FNMA, 6.50%, 8/1/37	417,000	450,593
FNMA, 4.50%, 8/1/40	3,126,825	3,303,429
FNMA, 3.50%, 1/1/41	2,106,124	2,103,372
FNMA, 4.00%, 1/1/41	6,855,323	7,097,518
FNMA, 4.50%, 1/1/41	872,793	929,927
FNMA, 4.50%, 2/1/41	2,408,853	2,546,645
FNMA, 4.00%, 5/1/41	1,673,433	1,729,437
FNMA, 4.50%, 7/1/41	1,712,153	1,814,895
FNMA, 4.50%, 9/1/41	50,300	53,276
FNMA, 4.00%, 12/1/41	3,227,361	3,336,990
FNMA, 4.00%, 1/1/42	62,473	64,490
FNMA, 4.00%, 1/1/42	1,394,491	1,441,347
FNMA, 3.50%, 5/1/42	3,212,548	3,208,861
FNMA, 3.50%, 6/1/42	1,187,143	1,185,952
FNMA, 3.50%, 9/1/42	4,402,077	4,403,203
FNMA, 3.00%, 11/1/42	1,690,721	1,622,169
FNMA, 6.50%, 6/1/47	51,872	55,828
FNMA, 6.50%, 8/1/47	96,404	103,889
FNMA, 6.50%, 8/1/47	136,533	146,947
FNMA, 6.50%, 9/1/47	404,880	435,653
FNMA, 6.50%, 9/1/47	12,388	13,334
FNMA, 6.50%, 9/1/47	36,659	39,441

FNMA, 6.50%, 9/1/47		112,915	121,470
FNMA, 6.50%, 9/1/47		35,559	38,243
GNMA, 9.00%, 4/20/25		1,418	1,658
GNMA, 7.50%, 10/15/25		5,065	5,730
GNMA, 6.00%, 4/15/26		1,530	1,687
GNMA, 6.00%, 4/15/26		384	423
GNMA, 7.50%, 6/15/26		4,343	4,923
GNMA, 7.00%, 12/15/27		16,366	17,046
GNMA, 7.50%, 12/15/27		18,814	21,439
GNMA, 6.00%, 5/15/28		18,375	20,257
GNMA, 6.00%, 5/15/28		53,907	59,380
GNMA, 6.50%, 5/15/28		6,859	6,987
GNMA, 7.00%, 5/15/31		47,277	55,726
GNMA, 5.50%, 11/15/32		196,597	216,160
GNMA, 6.50%, 10/15/38		2,947,503	3,309,998
GNMA, 4.00%, 1/20/41		2,820,154	2,947,791
GNMA, 4.50%, 5/20/41		3,402,910	3,640,079
GNMA, 4.50%, 6/15/41		952,773	1,032,418
GNMA, 4.00%, 12/15/41		1,526,781	1,588,680
GNMA, 4.00%, 6/20/42		2,636,037	2,750,397
GNMA, 3.50%, 7/20/42		1,107,411	1,118,723

			74,824,773

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,798,194)			86,063,947

SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%

AUSTRALIA†
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	452,754
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	282,430

			735,184

AUSTRIA — 0.2%
Austria Government Bond, 3.40%, 10/20/14(3)	EUR	465,000	637,700
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	680,000	1,043,342
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	455,000	688,694
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	75,000	109,574
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	275,000	439,245

			2,918,555

BELGIUM — 0.1%
Belgium Government Bond, 4.00%, 3/28/18	EUR	560,000	828,512
Belgium Government Bond, 3.75%, 9/28/20	EUR	310,000	455,374
Belgium Government Bond, 2.25%, 6/22/23	EUR	120,000	152,035
Belgium Government Bond, 5.00%, 3/28/35	EUR	370,000	595,990

			2,031,911

BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19		$670,000	751,405

CANADA — 0.2%
Canadian Government Bond, 5.00%, 6/1/14	CAD	485,000	473,825
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	284,141
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	331,019
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	460,062

Hydro-Quebec, 8.40%, 1/15/22		$130,000	173,328
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	254,136
Province of Ontario Canada, 5.45%, 4/27/16		$240,000	268,049
Province of Ontario Canada, 1.00%, 7/22/16		$150,000	149,660
Province of Ontario Canada, 1.60%, 9/21/16		$160,000	162,004
Province of Ontario Canada, 4.40%, 6/2/19	CAD	430,000	445,158

			3,001,382

CHILE†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	222,870

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	296,525

CZECH REPUBLIC†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,000,000	183,702

DENMARK — 0.1%
Denmark Government Bond, 4.00%, 11/15/17	DKK	2,300,000	461,201
Denmark Government Bond, 4.00%, 11/15/19	DKK	530,000	109,135
Denmark Government Bond, 7.00%, 11/10/24	DKK	2,350,000	626,718
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,395,000	575,450

			1,772,504

FINLAND — 0.2%
Finland Government Bond, 3.125%, 9/15/14(3)	EUR	480,000	654,098
Finland Government Bond, 3.875%, 9/15/17(3)	EUR	460,000	679,921
Finland Government Bond, 4.375%, 7/4/19(3)	EUR	111,000	171,753
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	305,000	390,145
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	460,000	708,846

			2,604,763

FRANCE — 0.2%
France Government Bond OAT, 4.00%, 4/25/14	EUR	240,000	325,208
France Government Bond OAT, 3.25%, 10/25/21	EUR	170,000	244,589
France Government Bond OAT, 5.50%, 4/25/29	EUR	160,000	275,466
France Government Bond OAT, 4.75%, 4/25/35	EUR	235,000	378,790
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	915,000	1,262,568

			2,486,621

GERMANY — 0.2%
Bundesobligation, 2.00%, 2/26/16	EUR	830,000	1,143,598
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	460,000	693,891
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	35,000	51,603
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	250,000	444,930
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	245,000	422,150

			2,756,172

ITALY†
Italy Government International Bond, 6.875%, 9/27/23		$110,000	129,923

JAPAN — 0.7%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	2,201,918
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	275,000,000	2,973,103
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	213,000,000	2,237,289
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	91,500,000	1,058,980
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	79,900,000	858,007

Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	167,000,000	1,923,949

			11,253,246

MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17		$160,000	178,560
Mexico Government International Bond, 5.95%, 3/19/19		$710,000	814,725
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	386,400
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	159,600
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$80,000	70,120

			1,609,405

MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	275,064
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	221,908
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	421,597

			918,569

NETHERLANDS — 0.1%
Netherlands Government Bond, 4.00%, 7/15/16(3)	EUR	550,000	797,854
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	625,000	925,405
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	90,000	120,593
Netherlands Government Bond, 4.00%, 1/15/37(3)	EUR	280,000	443,589

			2,287,441

NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	141,457

NORWAY — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	175,841
Norway Government Bond, 3.75%, 5/25/21	NOK	6,250,000	1,089,365

			1,265,206

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	113,500
Peruvian Government International Bond, 5.625%, 11/18/50		$150,000	147,750

			261,250

POLAND†
Poland Government International Bond, 5.125%, 4/21/21		$250,000	266,875

SINGAPORE†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	233,144
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	99,653

			332,797

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	254,097
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	166,639
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	170,250

			590,986

SWEDEN — 0.1%
Sweden Government Bond, 6.75%, 5/5/14	SEK	2,540,000	398,054
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,590,000	268,720
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,225,000	531,779

			1,198,553

SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	187,149
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	126,872

			314,021

TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	164,500

UNITED KINGDOM — 0.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	665,000	1,078,796
United Kingdom Gilt, 4.00%, 9/7/16	GBP	1,145,000	1,946,235
United Kingdom Gilt, 4.50%, 3/7/19	GBP	920,000	1,636,395
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	155,227
United Kingdom Gilt, 3.75%, 9/7/21	GBP	725,000	1,240,251
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,041,977
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	313,577
United Kingdom Gilt, 4.25%, 3/7/36	GBP	1,145,000	1,997,374
United Kingdom Gilt, 4.50%, 12/7/42	GBP	50,000	91,555
United Kingdom Gilt, 4.25%, 12/7/55	GBP	485,000	868,966

			10,370,353

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	60,000

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $51,726,165)			50,926,176

MUNICIPAL SECURITIES — 2.9%

Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.09%, 9/5/13 (LOC: Wells Fargo Bank N.A.)		3,600,000	3,600,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		120,000	144,949
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		120,000	145,876
Breckinridge County KY Lease Program Rev., (Adjustable-KY ASSN County Leasing TR), VRDN, 0.07%, 9/4/13 (LOC: U.S. Bank N.A.)		2,705,000	2,705,000
California GO, (Building Bonds), 7.55%, 4/1/39		60,000	78,025
California GO, (Building Bonds), 7.30%, 10/1/39		160,000	201,338
California GO, (Building Bonds), 7.60%, 11/1/40		145,000	190,043
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.12%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)		3,850,000	3,850,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.12%, 9/3/13 (LOC: Bank of America N.A.)		3,900,000	3,900,000
Harrison County Industrial Development Rev., (Fox Grocery Company), VRDN, 0.07%, 9/5/13 (LOC: U.S. Bank N.A.)		4,140,000	4,140,000
Idaho Housing & Finance Association Multifamily Housing Rev., Series 2011 A, (Traditions At Boise Apartments), VRDN, 0.06%, 9/4/13 (LOC: East West Bank)(SBBPA: FHLB)		500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		230,000	202,220
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.09%, 9/5/13		2,100,000	2,100,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		120,000	145,986
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		130,000	142,229
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.08%, 9/3/13 (LOC: Bank of America N.A.)		100,000	100,000

Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	185,000	219,650
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	118,852
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.13%, 9/3/13 (LOC: Commerce Bank)	1,900,000	1,900,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	234,416
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	176,313
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	88,361
New York State Housing Finance Agency Rev., Series 2012 A, (Riverside Center 2 Housing), VRDN, 0.07%, 9/4/13 (LOC: Bank of America N.A.)	3,000,000	3,000,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	200,000	201,942
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.19%, 9/4/13 (LOC: FNMA)	1,560,000	1,560,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	151,086
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	285,757
Riverside County Industrial Development Authority (Cal-Mold, Inc.), VRDN, 0.16%, 9/4/13 (LOC: Bank of the West)	1,820,000	1,820,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	309,445
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	186,026
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	178,315
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	151,139
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	215,836
South Carolina Jobs-Economic Development Authority Rev., (Southeastern Fly Ash Company Inc.), VRDN, 0.11%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.19%, 9/5/13 (LOC: Bank of America N.A.)	3,843,000	3,843,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.09%, 9/5/13 (LIQ FAC: FHLMC)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.08%, 9/5/13 (LOC: JPMorgan Chase Bank N.A.)	3,885,000	3,885,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.11%, 9/4/13 (LOC: Citibank N.A.)	3,780,000	3,780,000

TOTAL MUNICIPAL SECURITIES (Cost $48,543,824)		48,850,804

COMMERCIAL PAPER(6) — 2.2%

Bank of Nova Scotia, 0.17%, 12/30/13	4,100,000	4,097,207
BNP Paribas Finance, Inc., 0.17%, 10/1/13	4,100,000	4,099,442
Catholic Health Initiatives, 0.18%, 9/5/13	4,200,000	4,199,944
CRC Funding LLC, 0.20%, 9/30/13	4,100,000	4,099,185
Crown Point Capital Co., 0.16%, 9/20/13(3)	4,100,000	4,099,641
Legacy Capital LLC,, 0.16%, 9/27/13(3)	4,200,000	4,199,484
Lexington Parker Capital, 0.16%, 9/6/13(3)	4,100,000	4,099,889

San Diego Water Authority, 0.01%, 9/3/13	500,000	500,000
San Francisco City & County Public Utilities Commission, 0.17%, 10/7/13	4,200,000	4,200,000
Toyota Motor Credit Corp., 0.21%, 1/9/14	4,100,000	4,097,264

TOTAL COMMERCIAL PAPER (Cost $37,692,358)		37,692,056

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.9%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	41,926	42,080
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/13	500,000	535,274
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/13	425,000	456,747
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	550,000	511,999
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	345,575
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 9/1/13	325,000	347,835
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	511,394	516,699
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 9/1/13	925,000	936,961
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/13	600,000	621,320
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 9/1/13	250,000	260,371
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 9/1/13	936,603	957,521
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	740,000	775,294
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,100,000	1,148,613
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	625,000	614,493
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/13(3)	1,100,000	1,030,290
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	412,267	418,599
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	470,120	475,739
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 9/11/13	450,000	458,338
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 9/11/13	200,000	207,766
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 9/11/13	600,000	639,937
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 9/11/13	725,000	779,733
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	464,902
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	37,893	37,878
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	777,828	803,772

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	95,984	96,946
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,500,000	1,550,554

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,267,730)		15,035,236

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	131,924	136,997
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,007,046	759,243
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	174,094	178,765
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	325,000	333,361
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 9/1/13	100,499	100,486
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 9/1/13	454,570	440,312
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 9/1/13	231,898	225,054
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.89%, 9/1/13	228,007	223,720
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 9/1/13	561,838	554,094
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.25%, 9/1/13	509,367	522,189
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 9/1/13	264,302	258,923
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 9/1/13	610,062	591,430
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 9/1/13(3)	311,604	298,339
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 9/1/13	265,130	271,507
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	210,564	222,373
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 9/1/13	429,658	417,106
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.72%, 9/1/13	246,067	254,638
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/13	271,915	268,452
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	318,937	338,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	386,471	407,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.63%, 9/1/13	721,315	721,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	414,895	417,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	99,406	104,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 9/1/13	177,346	181,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 9/1/13	587,349	591,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	522,337	535,319

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	247,719	247,798
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	396,678	423,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	260,777	272,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	88,470	90,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 9/1/13	221,459	217,796
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	536,271	551,551

		11,158,812

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,316,796	1,449,275

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,739,755)		12,608,087

EXCHANGE-TRADED FUNDS — 0.4%

iShares MSCI EAFE Index Fund	24,202	1,432,032
iShares MSCI Emerging Markets Index Fund	8,720	331,709
iShares MSCI South Korea Capped ETF	13,810	790,346
iShares Russell 1000 Growth Index Fund	10,932	821,321
iShares Russell 2000 Index Fund	1,774	178,074
iShares Russell Midcap Value Index Fund	54,957	3,223,778

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,217,979)		6,777,260

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLMC, 2.375%, 1/13/22	1,410,000	1,351,970
FNMA, 6.625%, 11/15/30	960,000	1,279,265

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,708,521)		2,631,235

ASSET-BACKED SECURITIES(5)†

American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	20,423	20,934
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	130,000	141,979
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	96,688	99,588
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	150,000	139,500

TOTAL ASSET-BACKED SECURITIES (Cost $399,692)		402,001

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	2,228	62,451

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	373	38,046

TOBACCO†
Universal Corp., 6.75%	36	40,936

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,856)		141,433

PREFERRED STOCKS†

CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(3) (Cost $70,945)	77	72,053

TEMPORARY CASH INVESTMENTS — 2.6%

SSgA U.S. Government Money Market Fund (Cost $44,240,686)	44,240,686	44,240,686

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,458,960,172)		1,702,120,531

OTHER ASSETS AND LIABILITIES — (0.4)%		(6,471,097)

TOTAL NET ASSETS — 100.0%		$1,695,649,434

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	489,548	USD	442,023	Westpac Group	9/17/13	(6,672)
AUD	174,074	USD	158,667	Westpac Group	9/17/13	(3,865)
AUD	40,000	USD	36,660	Westpac Group	9/17/13	(1,088)
USD	129,547	AUD	145,000	Barclays Bank plc	9/17/13	600
USD	67,521	AUD	75,000	Barclays Bank plc	9/17/13	824
USD	98,277	AUD	110,000	HSBC Holdings plc	9/17/13	455
USD	133,692	AUD	140,000	Westpac Group	9/17/13	9,191
USD	102,911	AUD	115,000	Westpac Group	9/17/13	642
USD	37,530	AUD	39,372	Westpac Group	9/17/13	2,517
CAD	504,579	USD	495,098	Barclays Bank plc	9/17/13	(16,218)
CAD	72,043	USD	70,000	Barclays Bank plc	9/17/13	(1,626)
CAD	67,811	USD	65,000	Deutsche Bank	9/17/13	(642)
CAD	51,583	USD	50,122	Deutsche Bank	9/17/13	(1,166)
CAD	20,000	USD	19,622	Deutsche Bank	9/17/13	(640)
CAD	66,950	USD	63,564	Westpac Group	9/17/13	(24)
USD	461,271	CAD	475,437	Barclays Bank plc	9/17/13	10,049
USD	70,000	CAD	73,106	Barclays Bank plc	9/17/13	618
USD	28,597	CAD	30,000	Barclays Bank plc	9/17/13	125
USD	343,491	CAD	350,000	Westpac Group	9/17/13	11,317
USD	100,000	CAD	105,692	Westpac Group	9/17/13	(309)
USD	95,000	CAD	99,925	Westpac Group	9/17/13	164
USD	70,000	CAD	73,891	Westpac Group	9/17/13	(127)
USD	29,326	CAD	30,000	Westpac Group	9/17/13	854
USD	2,441,177	CAD	2,569,033	JPMorgan Chase Bank N.A.	9/30/13	3,768
USD	60,646	CAD	63,776	JPMorgan Chase Bank N.A.	9/30/13	138
USD	60,367	CAD	63,358	JPMorgan Chase Bank N.A.	9/30/13	256
CHF	3,705	USD	3,915	Barclays Bank plc	9/17/13	67
CHF	191,086	USD	207,558	UBS AG	9/17/13	(2,168)
CHF	65,252	USD	70,000	Westpac Group	9/17/13	136
CHF	14,156	USD	15,350	Credit Suisse AG	9/30/13	(133)

USD	15,344	CHF	14,806	Barclays Bank plc	9/17/13	(571)
USD	21,691	CHF	20,000	Westpac Group	9/17/13	194
USD	534,968	CHF	493,963	Credit Suisse AG	9/30/13	3,978
CZK	1,447,394	USD	75,000	Deutsche Bank	9/17/13	(677)
CZK	1,230,000	USD	64,170	Deutsche Bank	9/17/13	(1,009)
CZK	1,165,842	USD	60,000	Deutsche Bank	9/17/13	(134)
CZK	1,020,142	USD	52,962	Deutsche Bank	9/17/13	(578)
USD	50,000	CZK	1,008,983	Deutsche Bank	9/17/13	(1,811)
USD	45,000	CZK	908,303	UBS AG	9/17/13	(1,641)
DKK	3,709,307	USD	662,736	Barclays Bank plc	9/17/13	(5,475)
DKK	325,723	USD	57,365	Barclays Bank plc	9/17/13	351
USD	14,377	DKK	80,000	Barclays Bank plc	9/17/13	202
EUR	465,069	USD	605,083	Barclays Bank plc	9/17/13	9,601
EUR	165,000	USD	211,550	Barclays Bank plc	9/17/13	6,532
EUR	130,000	USD	173,434	Barclays Bank plc	9/17/13	(1,612)
EUR	60,000	USD	79,162	Barclays Bank plc	9/17/13	141
EUR	55,000	USD	72,845	Barclays Bank plc	9/17/13	(151)
EUR	55,000	USD	72,524	Barclays Bank plc	9/17/13	170
EUR	50,000	USD	66,720	Barclays Bank plc	9/17/13	(635)
EUR	30,000	USD	39,356	Barclays Bank plc	9/17/13	295
EUR	25,000	USD	32,808	Barclays Bank plc	9/17/13	235
EUR	583,209	USD	777,613	HSBC Holdings plc	9/17/13	(6,782)
EUR	150,000	USD	200,000	HSBC Holdings plc	9/17/13	(1,744)
EUR	250,000	USD	325,076	Westpac Group	9/17/13	5,350
EUR	45,000	USD	59,535	Westpac Group	9/17/13	(58)
EUR	64,479	USD	85,177	UBS AG	9/30/13	49
EUR	42,153	USD	56,197	UBS AG	9/30/13	(481)
EUR	23,053	USD	30,733	UBS AG	9/30/13	(263)
EUR	8,464	USD	11,206	UBS AG	9/30/13	(18)
USD	316,738	EUR	240,968	Barclays Bank plc	9/17/13	(1,751)
USD	252,326	EUR	190,000	Barclays Bank plc	9/17/13	1,201
USD	113,235	EUR	84,730	Barclays Bank plc	9/17/13	1,247
USD	104,988	EUR	80,000	Barclays Bank plc	9/17/13	(749)
USD	100,843	EUR	76,686	Barclays Bank plc	9/17/13	(513)
USD	80,339	EUR	60,000	Barclays Bank plc	9/17/13	1,037
USD	80,101	EUR	60,000	Barclays Bank plc	9/17/13	799
USD	80,101	EUR	60,000	Barclays Bank plc	9/17/13	798
USD	65,065	EUR	50,000	Barclays Bank plc	9/17/13	(1,020)
USD	60,764	EUR	45,715	Barclays Bank plc	9/17/13	343
USD	32,676	EUR	25,000	Barclays Bank plc	9/17/13	(367)
USD	13,414	EUR	10,000	Barclays Bank plc	9/17/13	197
USD	13,201	EUR	10,000	Barclays Bank plc	9/17/13	(16)
USD	2,378,859	EUR	1,779,637	UBS AG	9/30/13	26,601
USD	1,044,417	EUR	781,334	UBS AG	9/30/13	11,679
GBP	70,000	USD	106,092	Barclays Bank plc	9/17/13	2,376
GBP	45,000	USD	69,910	Barclays Bank plc	9/17/13	(181)
GBP	70,000	USD	108,471	HSBC Holdings plc	9/17/13	(3)
GBP	50,000	USD	78,512	HSBC Holdings plc	9/17/13	(1,035)
GBP	50,000	USD	78,689	HSBC Holdings plc	9/17/13	(1,211)
GBP	20,000	USD	30,692	HSBC Holdings plc	9/17/13	299
GBP	55,000	USD	82,038	UBS AG	9/17/13	3,187
GBP	100,000	USD	151,595	Westpac Group	9/17/13	3,359
GBP	13,837	USD	21,451	Credit Suisse AG	9/30/13	(12)

USD	498,255	GBP	329,570	Barclays Bank plc	9/17/13	(12,428)
USD	309,072	GBP	202,025	Barclays Bank plc	9/17/13	(3,975)
USD	188,896	GBP	124,697	Barclays Bank plc	9/17/13	(4,328)
USD	1,598,889	GBP	1,018,248	HSBC Holdings plc	9/17/13	21,068
USD	66,821	GBP	45,000	HSBC Holdings plc	9/17/13	(2,909)
USD	54,249	GBP	35,000	HSBC Holdings plc	9/17/13	15
USD	45,861	GBP	30,000	HSBC Holdings plc	9/17/13	(625)
USD	45,300	GBP	30,000	HSBC Holdings plc	9/17/13	(1,186)
USD	723,603	GBP	464,710	Credit Suisse AG	9/30/13	3,586
HKD	180,000	USD	23,214	Deutsche Bank	9/17/13	(1)
HKD	129,000	USD	16,622	Westpac Group	9/17/13	14
JPY	172,331,967	USD	1,830,553	Barclays Bank plc	9/17/13	(75,277)
JPY	6,803,548	USD	68,917	Barclays Bank plc	9/17/13	380
JPY	5,894,610	USD	60,000	Barclays Bank plc	9/17/13	39
JPY	5,778,198	USD	60,000	Barclays Bank plc	9/17/13	(1,147)
JPY	4,917,550	USD	50,000	HSBC Holdings plc	9/17/13	87
JPY	32,900,000	USD	349,008	Westpac Group	9/17/13	(13,907)
JPY	22,687,538	USD	225,000	Westpac Group	9/17/13	6,083
JPY	5,981,040	USD	60,000	Westpac Group	9/17/13	920
JPY	4,549,613	USD	45,000	Westpac Group	9/17/13	1,340
JPY	3,766,651	USD	37,696	Westpac Group	9/17/13	669
JPY	3,300,234	USD	33,041	Westpac Group	9/17/13	573
JPY	2,300,000	USD	24,273	Westpac Group	9/17/13	(847)
JPY	1,696,813	USD	17,054	Westpac Group	9/17/13	229
USD	110,000	JPY	10,793,783	Barclays Bank plc	9/17/13	61
USD	17,863	JPY	1,700,000	Barclays Bank plc	9/17/13	548
USD	1,933	JPY	193,732	Barclays Bank plc	9/17/13	(40)
USD	400,000	JPY	39,721,400	HSBC Holdings plc	9/17/13	(4,580)
USD	493,671	JPY	49,339,964	Westpac Group	9/17/13	(8,878)
USD	70,000	JPY	7,028,525	Westpac Group	9/17/13	(1,589)
USD	70,000	JPY	6,870,864	Westpac Group	9/17/13	17
USD	45,000	JPY	4,517,303	Westpac Group	9/17/13	(1,011)
USD	20,506	JPY	2,038,378	Westpac Group	9/17/13	(256)
USD	18,502	JPY	1,831,914	Westpac Group	9/17/13	(157)
USD	11,962	JPY	1,188,945	Westpac Group	9/17/13	(148)
KRW	2,064,944,989	USD	1,822,032	HSBC Holdings plc	9/17/13	36,599
KRW	253,390,500	USD	225,000	HSBC Holdings plc	9/17/13	3,074
KRW	231,445,000	USD	205,000	HSBC Holdings plc	9/17/13	3,321
KRW	184,544,250	USD	165,000	HSBC Holdings plc	9/17/13	1,106
KRW	136,554,000	USD	120,000	HSBC Holdings plc	9/17/13	2,911
KRW	114,925,000	USD	100,000	HSBC Holdings plc	9/17/13	3,443
KRW	78,718,500	USD	70,000	HSBC Holdings plc	9/17/13	854
KRW	74,366,500	USD	65,000	HSBC Holdings plc	9/17/13	1,936
KRW	44,960,000	USD	40,000	HSBC Holdings plc	9/17/13	468
USD	200,000	KRW	230,150,000	HSBC Holdings plc	9/17/13	(7,155)
USD	135,000	KRW	150,855,750	HSBC Holdings plc	9/17/13	(783)
USD	125,000	KRW	140,200,000	HSBC Holdings plc	9/17/13	(1,192)
USD	118,506	KRW	138,000,004	HSBC Holdings plc	9/17/13	(5,706)
USD	100,000	KRW	116,025,000	HSBC Holdings plc	9/17/13	(4,433)
USD	71,413	KRW	81,000,002	HSBC Holdings plc	9/17/13	(1,494)
USD	12,038	KRW	13,999,996	HSBC Holdings plc	9/17/13	(563)
USD	100,000	KRW	115,275,000	Westpac Group	9/17/13	(3,758)
NOK	416,639	USD	70,000	Barclays Bank plc	9/17/13	(1,953)

NOK	700,000	USD	121,829	Deutsche Bank	9/17/13	(7,502)
NOK	322,386	USD	55,000	Deutsche Bank	9/17/13	(2,347)
NOK	311,115	USD	50,000	Deutsche Bank	9/17/13	813
NOK	266,755	USD	45,000	Deutsche Bank	9/17/13	(1,432)
NOK	242,988	USD	40,000	Deutsche Bank	9/17/13	(314)
NOK	269,792	USD	45,000	HSBC Holdings plc	9/17/13	(937)
USD	264,163	NOK	1,617,923	Barclays Bank plc	9/17/13	(83)
USD	143,619	NOK	863,336	Barclays Bank plc	9/17/13	2,615
USD	142,096	NOK	846,151	Barclays Bank plc	9/17/13	3,900
USD	100,000	NOK	603,668	Barclays Bank plc	9/17/13	1,406
USD	100,000	NOK	609,795	Barclays Bank plc	9/17/13	406
USD	302,693	NOK	1,750,000	Deutsche Bank	9/17/13	16,876
USD	255,487	NOK	1,477,080	Deutsche Bank	9/17/13	14,244
USD	209,757	NOK	1,280,000	Deutsche Bank	9/17/13	702
USD	100,000	NOK	612,027	Deutsche Bank	9/17/13	41
USD	50,000	NOK	306,017	Deutsche Bank	9/17/13	20
USD	23,573	NOK	139,707	Deutsche Bank	9/17/13	755
NZD	170,047	USD	135,490	Westpac Group	9/17/13	(4,194)
NZD	135,000	USD	109,138	Westpac Group	9/17/13	(4,902)
NZD	95,000	USD	75,350	Westpac Group	9/17/13	(1,998)
NZD	50,000	USD	39,156	Westpac Group	9/17/13	(550)
NZD	45,000	USD	34,869	Westpac Group	9/17/13	(124)
NZD	40,000	USD	32,243	Westpac Group	9/17/13	(1,358)
NZD	4,375	USD	3,383	Westpac Group	9/17/13	(5)
USD	136,146	NZD	175,000	Barclays Bank plc	9/17/13	1,025
USD	102,448	NZD	130,000	Westpac Group	9/17/13	2,073
USD	88,267	NZD	110,000	Westpac Group	9/17/13	3,334
USD	34,930	NZD	45,000	Westpac Group	9/17/13	185
SEK	362,312	USD	55,000	Barclays Bank plc	9/17/13	(347)
SEK	351,899	USD	52,571	Barclays Bank plc	9/17/13	512
SEK	900,000	USD	138,107	Deutsche Bank	9/17/13	(2,345)
SEK	340,000	USD	52,676	Deutsche Bank	9/17/13	(1,389)
SEK	292,256	USD	45,000	Deutsche Bank	9/17/13	(914)
SEK	237,221	USD	35,000	Deutsche Bank	9/17/13	784
USD	1,012,792	SEK	6,600,072	Deutsche Bank	9/17/13	17,199
USD	100,000	SEK	676,370	Deutsche Bank	9/17/13	(2,028)
USD	53,619	SEK	360,000	Deutsche Bank	9/17/13	(686)
USD	24,679	SEK	160,000	Deutsche Bank	9/17/13	544
SGD	132,403	USD	105,000	HSBC Holdings plc	9/17/13	(1,202)
SGD	63,573	USD	50,000	HSBC Holdings plc	9/17/13	(162)
SGD	5,100	USD	4,006	Westpac Group	9/17/13	(8)
USD	183,472	SGD	230,000	HSBC Holdings plc	9/17/13	3,161
USD	155,000	SGD	197,586	HSBC Holdings plc	9/17/13	101
USD	27,421	SGD	34,264	HSBC Holdings plc	9/17/13	560
USD	180,000	SGD	231,353	Westpac Group	9/17/13	(1,371)
TWD	4,181,100	USD	140,000	HSBC Holdings plc	9/17/13	(239)
TWD	2,376,000	USD	80,000	HSBC Holdings plc	9/17/13	(578)
TWD	2,235,000	USD	75,000	HSBC Holdings plc	9/17/13	(291)
TWD	1,042,475	USD	35,000	HSBC Holdings plc	9/17/13	(153)
TWD	6,017,000	USD	200,000	Westpac Group	9/17/13	1,129
TWD	1,793,040	USD	60,000	Westpac Group	9/17/13	(64)
USD	257,648	TWD	7,790,000	HSBC Holdings plc	9/17/13	(2,747)
USD	150,000	TWD	4,506,750	HSBC Holdings plc	9/17/13	(647)

USD	62,018	TWD	1,850,000	HSBC Holdings plc	9/17/13	178

17,427

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
20	U.S. Treasury 10-Year Notes	December 2013	2,485,625	(1,578)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $48,805.

(3)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $39,060,218, which represented 2.3% of total net assets.

(4)	Security is in default.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	833,033,768	—	—
Foreign Common Stocks	22,727,128	223,585,096	—
U.S. Treasury Securities	—	190,170,919	—
Corporate Bonds	—	127,162,646	—
U.S. Government Agency Mortgage-Backed Securities	—	86,063,947	—
Sovereign Governments and Agencies	—	50,926,176	—
Municipal Securities	—	48,850,804	—
Commercial Paper	—	37,692,056	—
Commercial Mortgage-Backed Securities	—	15,035,236	—
Collateralized Mortgage Obligations	—	12,608,087	—
Exchange-Traded Funds	6,777,260	—	—
U.S. Government Agency Securities	—	2,631,235	—
Asset-Backed Securities	—	402,001	—
Convertible Preferred Stocks	—	141,433	—
Preferred Stocks	—	72,053	—
Temporary Cash Investments	44,240,686	—	—

Total Value of Investment Securities	906,778,842	795,341,689	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	17,427	—
Futures Contracts	(1,578)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(1,578)	17,427	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,486,249,865
Gross tax appreciation of investments	$239,456,450
Gross tax depreciation of investments	(23,585,784)
Net tax appreciation (depreciation) of investments	$215,870,666

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2013